UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: January 31

Date of reporting period: January 31, 2012

ITEM 1. REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

January 31, 2012

Annual Repor t

Legg Mason

Target Retirement Series

Legg Mason Target Retirement 2015

Legg Mason Target Retirement 2020

Legg Mason Target Retirement 2025

Legg Mason Target Retirement 2030

Legg Mason Target Retirement 2035

Legg Mason Target Retirement 2040

Legg Mason Target Retirement 2045

Legg Mason Target Retirement 2050

Legg Mason Target Retirement Fund

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

II	Legg Mason Target Retirement Series

Fund objectives

The investment objective of each Fund in Legg Mason Target Retirement Series is to seek the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix.

As a secondary objective, each Fund (except Legg Mason Target Retirement Fund) will seek to reduce volatility during its “Dynamic Rebalancing Period”.

Letter from the chairman

Dear Shareholder,

We are pleased to provide the annual report of Legg Mason Target Retirement Series for the twelve-month reporting period ended January 31, 2012. Please read on for a detailed look at prevailing economic and market conditions during the Funds’ reporting period and to learn how those conditions have affected each Fund’s performance.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

Special shareholder notice

On November 21, 2011, Western Asset Management Company (“Western Asset”), one of the subadvisers of Legg Mason Target Retirement Series (“the Funds”), became responsible for managing the assets allocated to a new Event Risk Management strategy for each of the Funds, except Legg Mason Target Retirement Fund, during the “Dynamic Rebalancing Period” (generally, five years before and five years after the target date). The Event Risk Management strategy works in conjunction with the Dynamic Risk Management strategy managed by Legg Mason Global Asset Allocation, LLC. Both strategies attempt to limit losses in exchange for a smaller and disproportionate reduction in each Fund’s total return.

On November 21, 2011, Stephen A. Walsh and Prashant Chandran of Western Asset were added as portfolio managers for each Fund. Messrs. Walsh and Chandran are the portfolio managers responsible for the day-to-day portfolio management, development of investment strategy, oversight and coordination of the Event Risk Management strategy for each of the Funds, except Legg Mason Target Retirement Fund.

For more information regarding these changes, please see the Funds’ current prospectus dated August 1, 2011 or contact your Service Agent.

We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

February 24, 2012

Legg Mason Target Retirement Series	III

Investment commentary

Economic review

Economic growth in the U.S. accelerated over the twelve months ended January 31, 2012. U.S. gross domestic product (“GDP”)i growth, as reported by the U.S. Department of Commerce, was 0.4% and 1.3% in the first and second quarters of 2011, respectively. Third quarter GDP growth then rose to 1.8%. The economy then gathered further momentum late in 2011, as the Commerce Department’s second estimate for fourth quarter GDP growth was 3.0% — the fastest pace since the second quarter of 2010. This was attributed, in part, to higher consumer spending, which rose 2.1% in the fourth quarter, versus 1.7% and 0.7% gains in the third and second quarters, respectively.

Two factors holding back the economy were the weak job market and continued strains in the housing market. While there was some improvement during the second half of the reporting period, unemployment remained elevated. When the reporting period began, unemployment, as reported by the U.S. Department of Labor, was 9.1%. After dipping below 9.0% in March 2011 (to 8.9%), unemployment moved back to 9.0% in April. Unemployment stayed at or above 9.0% over the next five months before declining to 8.9% in October. Unemployment then fell to 8.7% in November, 8.5% in December and 8.3% in January 2012, the latter being the lowest rate since February 2009. The housing market showed some encouraging signs, although home prices still appear to be searching for a bottom. Looking back, existing-home sales moved somewhat higher in January 2011, according to the National Association of Realtors (“NAR”). Existing-home sales then fluctuated, but increased during three of the last four months of the period. In addition, the period ended with the lowest inventory of unsold homes since March 2005. However, existing-home prices remained weak versus a year ago, with the NAR reporting that the median existing-home price for all housing types was $154,700 in January 2012, down 2% from January 2011.

The manufacturing sector overcame a soft patch in the summer of 2011 and expanded at a stronger pace toward the end of the reporting period. Based on the Institute for Supply Management’s PMI (“PMI”)ii, in February 2011, the manufacturing sector expanded at its fastest pace since May 2004, with a reading of 61.4 (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion). The PMI then generally moderated over the next several months and was 50.6 in August 2011, its lowest reading in two years. However, the manufacturing sector gathered momentum late in the period and ended January 2012 at 54.1, its highest reading since June 2011.

While the U.S. economy gained some traction during the reporting period, growth generally moderated overseas. In January 2012, the International Monetary Fund (“IMF”) lowered its growth projections for the global economy. This was due, in part, to the IMF’s expectation that the Eurozone would experience “a mild recession in 2012 as a result of the rise in sovereign yields, the effects of bank deleveraging on the real economy, and the impact of additional fiscal consolidation.” The IMF now anticipates 2012 growth will be -0.5% in the Eurozone and 1.7% in Japan. While growth in emerging market countries is expected to remain higher than in their developed country counterparts, the IMF reduced its 2012 projection for the former from 6.1% to 5.4%.

The Federal Reserve Board (“Fed”)iii took a number of actions as it sought to meet its dual mandate of fostering maximum employment and price stability. As has been the case since December 2008, the Fed kept the federal funds rateiv at a historically low range between zero and 0.25%. In August 2011, the Fed declared its intention to keep the federal funds rate steady until mid-2013. Then, in September 2011, the Fed announced its intention to purchase $400 billion of longer-term Treasury securities and to sell an equal amount of shorter-term Treasury securities by June 2012 (often referred to as “Operation Twist”). At its meeting in December, the Fed potentially opened the door to another round of quantitative easing in 2012, saying it is “prepared to employ its tools to promote a stronger economic recovery in a context of price stability.” Finally, in January 2012, the Fed extended the period it expects to keep rates on hold, saying “economic conditions — including low rates of resource utilization and a subdued outlook for inflation over the medium run — are likely to warrant exceptionally low levels for the federal funds rate at least through late 2014.”

Due to mounting economic challenges in the Eurozone, the European Central Bank (“ECB”) shifted its monetary policy during the reporting period. Citing inflationary pressures, the ECB raised interest rates in April 2011 from 1.00% to 1.25%, and then to 1.50% in July. However, with growth moderating and given the ongoing European sovereign debt crisis, the ECB lowered interest rates to 1.25% in November and 1.00% in December, equaling its all-time low. In other developed countries, the Bank of England kept rates on hold at 0.50% during the reporting period, as did Japan at a range of zero to 0.10%, the lowest

IV	Legg Mason Target Retirement Series

Investment commentary (cont’d)

level since 2006. Elsewhere, a number of emerging market countries, including China and India, raised interest rates during the reporting period in an effort to ward off inflation. However, with growth rates declining, both China and India lowered their cash reserve ratio for banks toward the end of the reporting period. This could be a precursor to lowering interest rates if global growth stalls further.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

February 29, 2012

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. Forecasts and predictions are inherently limited and should not be relied upon as an indication of actual or future performance.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Institute for Supply Management’s PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the manufacturing sector.

iii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

Legg Mason Target Retirement Series 2012 Annual Report	1

Funds overview

Legg Mason Target Retirement Series (the “Target Retirement Series”) consists of nine Legg Mason Target Retirement Funds (each a “Fund” and collectively the “Funds”). Each Fund seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix. As a secondary objective, each Fund (except Legg Mason Target Retirement Fund (the “Retirement Fund”)) will seek to reduce volatility during its “Dynamic Rebalancing Period,” which begins five years before a Fund’s target date and continues for five years afterward. Each Fund is a “fund of funds” that invests in a combination of underlying funds representing a variety of asset classes and investment styles.

Each Fund is managed as an asset allocation program. The asset mix in each Fund, other than the Retirement Fund, is managed to a specific target date included in its name (intended to coincide, generally, with an investor’s retirement year) and is designed for investors expecting to retire or achieve another life event around the target date.

The Funds generally seek to maintain a certain Target Allocation. During the Dynamic Rebalancing Period, each Fund, except the Retirement Fund, may vary its allocation from the Target Allocation.

Over time, the underlying asset mix for the Funds, other than the Retirement Fund, will become more conservative based on a predetermined “glide path” or asset-allocation model. Once a Fund (other than the Retirement Fund) reaches its most conservative planned allocation, approximately fifteen years after its target date, its asset mix will become static. The Retirement Fund is designed for investors close to or in their retirement years. The Retirement Fund generally maintains a static asset allocation model.

The Funds generally invest in underlying equity funds, including index-based exchange-traded funds (“ETFs”), that have a range of investment styles and focuses, including large-, mid- and small-cap funds, growth- and value-oriented funds, international and emerging market equity funds and funds that invest in real estate-related securities. The underlying fixed-income funds also have a range of investment focuses and include funds that invest primarily in investment grade or high-yield fixed-income securities. The underlying fixed-income funds generally invest in U.S. and non-U.S. issuers, including corporate, mortgage- and asset-backed, government and emerging market debt securities.

Q. What were the overall market conditions during the Funds’ reporting period?

A. Global equity markets produced mixed results. For the twelve months ending January 31, 2012, the overall domestic stock market, as measured by the S&P 500 Indexi, returned 4.2%. Over the same time frame, the Russell 1000 Indexii of large-cap U.S. stocks produced a total return of 4.0%. Small-cap U.S. stocks lagged slightly behind. The Russell 2000 Indexiii was up 2.9% over the same period. International stock markets did significantly worse; for the twelve months ending January 31, 2012, the MSCI EAFE Indexiv (Gross), which measures developed markets, produced a total return of -9.2%, and the MSCI Emerging Markets Indexv was down 6.6%.

Fixed-income markets generally produced better returns than equity markets, as interest rates fell during the reporting period. (Bond prices rise when interest rates fall.) The ten-year U.S. Treasury bond yield started the period at 3.37%. There was little change in that yield during the first part of 2011, but during the spring and summer, doubts began to surface in the markets about the strength of the economic recovery, and yields began to fall. In August, the Standard & Poor’s rating agency downgraded U.S. Treasury debt from AAA to AA+. Somewhat paradoxically, this sent yields sharply lower (and prices sharply higher), as investors were more worried about the impact the downgrade would have on the economy than they were about the actual risk of default. By the end of the reporting period, the yield on the ten-year Treasury stood at just 1.83%, its lowest level in over fifty years. The yield on the two-year Treasury bond fell from 0.57% at the start of the period to 0.22% at the end. Overall, the Barclays Capital U.S. Aggregate Indexvi, which measures investment grade bonds (both government and corporate), returned 8.7% for the period. Yield spreads on high-yield corporate bonds widened slightly over the course of the year, so that the Barclays Capital U.S. High Yield — 2% Issuer Cap Indexvii underperformed the U.S. Aggregate Index of investment grade bonds. The High Yield Index gained 5.8% for the period.

Bond markets outside the U.S. performed roughly in line with U.S. markets. The Barclays Capital Global Aggregate ex-USD Indexviii was up 6.4% during the reporting period. Emerging market bonds did better; the JPMorgan Emerging Markets Bond Index Global (“EMBI Global”)ix was actually the best performing

2	Legg Mason Target Retirement Series 2012 Annual Report

Funds overview (cont’d)

index among the underlying benchmarks, gaining 11.0%. Real estate investment trusts (“REITs”)x were the second best performing asset class over the period, with the FTSE NAREIT All REITs Indexxi rising 10.2%.

Q. How did we respond to these changing market conditions?

A. Throughout the reporting period, we maintained a small overweight position in equity funds (relative to the benchmark weights) and an underweight position in fixed-income funds, in the portfolios where we were able to. We believed that stocks were more attractive than bonds on a relative valuation basis, based on their price-to-earnings ratiosxii and their dividend yields. We expected earnings growth to remain positive, and felt that this further supported the case for overweighting equities. We continued to hold that view throughout the period.

Legg Mason Target Retirement Series 2012 Annual Report	3

Legg Mason Target Retirement 2015

Performance review

For the twelve months ended January 31, 2012, Class A shares of Legg Mason Target Retirement 2015, excluding sales charges, returned -3.82%. The Fund’s primary benchmark, the Dow Jones Target 2015 Indexxiii, and its secondary benchmark, the Target Retirement 2015 Composite Indexxiv, returned 5.77% and 2.24%, respectively, for the same period. The Lipper Mixed-Asset Target 2015 Funds Category Average1 returned 2.15% over the same time frame.

Performance Snapshot as of January 31, 2012
(excluding sales charges) (unaudited)	6 months	12 months
Legg Mason Target Retirement 2015:
Class A	-6.97%	-3.82%
Class C	-7.27%	-4.56%
Class FI	-6.89%	-3.74%
Class R	-7.12%	-4.08%
Class I	-6.83%	-3.48%
Dow Jones Target 2015 Index	1.66%	5.77%
Target Retirement 2015 Composite Index	-1.22%	2.24%
Lipper Mixed-Asset Target 2015 Funds Category Average[1]	-0.35%	2.15%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses† (unaudited)

As of the Fund’s current prospectus dated August 1, 2011, the gross total annual operating expense ratios for Class A, Class C, Class FI, Class R and Class I shares were 6.71%, 7.30%, 6.54%, 6.80% and 6.37%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets is not expected to exceed 1.15% for Class A shares, 1.90% for Class C shares, 1.15% for Class FI shares, 1.40% for Class R shares and 0.85% for Class I shares. These expense limitation arrangements take into account the expenses of the underlying funds and brokerage commissions paid on purchases and sales of shares of ETFs. These expense limitation arrangements cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts previously waived or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation in effect at the time the fees were earned or the expenses incurred.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the period ended January 31, 2012, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 138 funds for the six-month period and among the 129 funds for the twelve-month period in the Fund’s Lipper category, and excluding sales charges.

†	Includes expenses of the underlying funds in which the Fund invests.

4	Legg Mason Target Retirement Series 2012 Annual Report

Funds overview (cont’d)

Legg Mason Target Retirement 2020

Performance review

For the twelve months ended January 31, 2012, Class A shares of Legg Mason Target Retirement 2020, excluding sales charges, returned 1.55%. The Fund’s primary benchmark, the Dow Jones Target 2020 Indexxiii, and its secondary benchmark, the Target Retirement 2020 Composite Indexxv, returned 4.81% and 1.77%, respectively, for the same period. The Lipper Mixed-Asset Target 2020 Funds Category Average1 returned 2.85% over the same time frame.

Performance Snapshot as of January 31, 2012
(excluding sales charges) (unaudited)	6 months	12 months
Legg Mason Target Retirement 2020:
Class A	-1.54%	1.55%
Class C	-1.86%	0.88%
Class FI	-1.47%	1.62%
Class R	-1.63%	1.29%
Class I	-1.33%	1.84%
Dow Jones Target 2020 Index	1.07%	4.81%
Target Retirement 2020 Composite Index	-1.55%	1.77%
Lipper Mixed-Asset Target 2020 Funds Category Average[1]	0.00%	2.85%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses† (unaudited)

As of the Fund’s current prospectus dated August 1, 2011, the gross total annual operating expense ratios for Class A, Class C, Class FI, Class R and Class I shares were 5.88%, 6.79%, 5.78%, 6.10% and 5.57%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets is not expected to exceed 1.15% for Class A shares, 1.90% for Class C shares, 1.15% for Class FI shares, 1.40% for Class R shares and 0.85% for Class I shares. These expense limitation arrangements take into account the expenses of the underlying funds and brokerage commissions paid on purchases and sales of shares of ETFs. These expense limitation arrangements cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts previously waived or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation in effect at the time the fees were earned or the expenses incurred.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the period ended January 31, 2012, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 185 funds for the six-month period and among the 182 funds for the twelve-month period in the Fund’s Lipper category, and excluding sales charges.

†	Includes expenses of the underlying funds in which the Fund invests.

Legg Mason Target Retirement Series 2012 Annual Report	5

Legg Mason Target Retirement 2025

Performance review

For the twelve months ended January 31, 2012, Class A shares of Legg Mason Target Retirement 2025, excluding sales charges, returned 1.23%. The Fund’s primary benchmark, the Dow Jones Target 2025 Indexxiii, and its secondary benchmark, the Target Retirement 2025 Composite Indexxvi, returned 3.77% and 1.53%, respectively, for the same period. The Lipper Mixed-Asset Target 2025 Funds Category Average1 returned 1.03% over the same time frame.

Performance Snapshot as of January 31, 2012
(excluding sales charges) (unaudited)	6 months	12 months
Legg Mason Target Retirement 2025:
Class A	-1.62%	1.23%
Class C	-2.02%	0.48%
Class FI	-1.55%	1.22%
Class R	-1.78%	0.98%
Class I	-1.49%	1.51%
Dow Jones Target 2025 Index	0.43%	3.77%
Target Retirement 2025 Composite Index	-1.60%	1.53%
Lipper Mixed-Asset Target 2025 Funds Category Average[1]	-1.07%	1.03%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses† (unaudited)

As of the Fund’s current prospectus dated August 1, 2011, the gross total annual operating expense ratios for Class A, Class C, Class FI, Class R and Class I shares were 5.40%, 6.27%, 5.26%, 5.52% and 5.05%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets is not expected to exceed 1.15% for Class A shares, 1.90% for Class C shares, 1.15% for Class FI shares, 1.40% for Class R shares and 0.85% for Class I shares. These expense limitation arrangements take into account the expenses of the underlying funds and brokerage commissions paid on purchases and sales of shares of ETFs. These expense limitation arrangements cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts previously waived or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation in effect at the time the fees were earned or the expenses incurred.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the period ended January 31, 2012, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 122 funds for the six-month period and among the 113 funds for the twelve-month period in the Fund’s Lipper category, and excluding sales charges.

†	Includes expenses of the underlying funds in which the Fund invests.

6	Legg Mason Target Retirement Series 2012 Annual Report

Funds overview (cont’d)

Legg Mason Target Retirement 2030

Performance review

For the twelve months ended January 31, 2012, Class A shares of Legg Mason Target Retirement 2030, excluding sales charges, returned 0.42%. The Fund’s primary benchmark, the Dow Jones Target 2030 Indexxiii, and its secondary benchmark, the Target Retirement 2030 Composite Indexxvii, returned 2.50% and 1.22%, respectively, for the same period. The Lipper Mixed-Asset Target 2030 Funds Category Average1 returned 1.12% over the same time frame.

Performance Snapshot as of January 31, 2012
(excluding sales charges) (unaudited)	6 months	12 months
Legg Mason Target Retirement 2030:
Class A	-1.86%	0.42%
Class C	-2.16%	-0.32%
Class FI	-1.77%	0.51%
Class R	-1.93%	0.17%
Class I	-1.65%	0.74%
Dow Jones Target 2030 Index	-0.40%	2.50%
Target Retirement 2030 Composite Index	-1.47%	1.22%
Lipper Mixed-Asset Target 2030 Funds Category Average[1]	-1.19%	1.12%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses† (unaudited)

As of the Fund’s current prospectus dated August 1, 2011, the gross total annual operating expense ratios for Class A, Class C, Class FI, Class R and Class I shares were 6.32%, 7.35%, 6.26%, 6.52% and 6.03%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets is not expected to exceed 1.15% for Class A shares, 1.90% for Class C shares, 1.15% for Class FI shares, 1.40% for Class R shares and 0.85% for Class I shares. These expense limitation arrangements take into account the expenses of the underlying funds and brokerage commissions paid on purchases and sales of shares of ETFs. These expense limitation arrangements cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts previously waived or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation in effect at the time the fees were earned or the expenses incurred.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the period ended January 31, 2012, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 182 funds for the six-month period and among the 179 funds for the twelve-month period in the Fund’s Lipper category, and excluding sales charges.

†	Includes expenses of the underlying funds in which the Fund invests.

Legg Mason Target Retirement Series 2012 Annual Report	7

Legg Mason Target Retirement 2035

Performance review

For the twelve months ended January 31, 2012, Class A shares of Legg Mason Target Retirement 2035, excluding sales charges, returned -0.39%. The Fund’s primary benchmark, the Dow Jones Target 2035 Indexxiii, and its secondary benchmark, the Target Retirement 2035 Composite Indexxviii, returned 1.42% and 0.80%, respectively, for the same period. The Lipper Mixed-Asset Target 2035 Funds Category Average1 returned 0.02% over the same time frame.

Performance Snapshot as of January 31, 2012
(excluding sales charges) (unaudited)	6 months	12 months
Legg Mason Target Retirement 2035:
Class A	-1.99%	-0.39%
Class C	-2.37%	-1.12%
Class FI	-2.00%	-0.40%
Class R	-2.15%	-0.63%
Class I	-1.87%	-0.15%
Dow Jones Target 2035 Index	-1.11%	1.42%
Target Retirement 2035 Composite Index	-1.44%	0.80%
Lipper Mixed-Asset Target 2035 Funds Category Average[1]	-1.71%	0.02%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses† (unaudited)

As of the Fund’s current prospectus dated August 1, 2011, the gross total annual operating expense ratios for Class A, Class C, Class FI, Class R and Class I shares were 6.01%, 6.91%, 5.88%, 6.12% and 5.60%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets is not expected to exceed 1.15% for Class A shares, 1.90% for Class C shares, 1.15% for Class FI shares, 1.40% for Class R shares and 0.85% for Class I shares. These expense limitation arrangements take into account the expenses of the underlying funds and brokerage commissions paid on purchases and sales of shares of ETFs. These expense limitation arrangements cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts previously waived or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation in effect at the time the fees were earned or the expenses incurred.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the period ended January 31, 2012, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 118 funds for the six-month period and among the 108 funds for the twelve-month period in the Fund’s Lipper category, and excluding sales charges.

†	Includes expenses of the underlying funds in which the Fund invests.

8	Legg Mason Target Retirement Series 2012 Annual Report

Funds overview (cont’d)

Legg Mason Target Retirement 2040

Performance review

For the twelve months ended January 31, 2012, Class A shares of Legg Mason Target Retirement 2040, excluding sales charges, returned -0.02%. The Fund’s primary benchmark, the Dow Jones Target 2040 Indexxiii, and its secondary benchmark, the Target Retirement 2040 Composite Indexxix, returned 0.69% and 0.75%, respectively, for the same period. The Lipper Mixed-Asset Target 2040 Funds Category Average1 returned 0.19% over the same time frame.

Performance Snapshot as of January 31, 2012
(excluding sales charges) (unaudited)	6 months	12 months
Legg Mason Target Retirement 2040:
Class A	-1.70%	-0.02%
Class C	-2.00%	-0.76%
Class FI	-1.62%	0.06%
Class R	-1.77%	-0.27%
Class I	-1.58%	0.24%
Dow Jones Target 2040 Index	-1.59%	0.69%
Target Retirement 2040 Composite Index	-1.48%	0.75%
Lipper Mixed-Asset Target 2040 Funds Category Average[1]	-1.81%	0.19%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses† (unaudited)

As of the Fund’s current prospectus dated August 1, 2011, the gross total annual operating expense ratios for Class A, Class C, Class FI, Class R and Class I shares were 6.32%, 7.51%, 6.46%, 6.75% and 6.29%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets is not expected to exceed 1.15% for Class A shares, 1.90% for Class C shares, 1.15% for Class FI shares, 1.40% for Class R shares and 0.85% for Class I shares. These expense limitation arrangements take into account the expenses of the underlying funds and brokerage commissions paid on purchases and sales of shares of ETFs. These expense limitation arrangements cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts previously waived or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation in effect at the time the fees were earned or the expenses incurred.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the period ended January 31, 2012, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 180 funds for the six-month period and among the 177 funds for the twelve-month period in the Fund’s Lipper category, and excluding sales charges.

†	Includes expenses of the underlying funds in which the Fund invests.

Legg Mason Target Retirement Series 2012 Annual Report	9

Legg Mason Target Retirement 2045

Performance review

For the twelve months ended January 31, 2012, Class A shares of Legg Mason Target Retirement 2045, excluding sales charges, returned -0.60%. The Fund’s primary benchmark, the Dow Jones Target 2045 Indexxiii, and its secondary benchmark, the Target Retirement 2045 Composite Indexxx, returned 0.39% and 0.75%, respectively, for the same period. The Lipper Mixed-Asset Target 2045 Funds Category Average1 returned -0.36% over the same time frame.

Performance Snapshot as of January 31, 2012
(excluding sales charges) (unaudited)	6 months	12 months
Legg Mason Target Retirement 2045:
Class A	-2.03%	-0.60%
Class C	-2.42%	-1.34%
Class FI	-2.03%	-0.60%
Class R	-2.10%	-0.85%
Class I	-1.91%	-0.33%
Dow Jones Target 2045 Index	-1.78%	0.39%
Target Retirement 2045 Composite Index	-1.48%	0.75%
Lipper Mixed-Asset Target 2045 Funds Category Average[1]	-2.00%	-0.36%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses† (unaudited)

As of the Fund’s current prospectus dated August 1, 2011, the gross total annual operating expense ratios for Class A, Class C, Class FI, Class R and Class I shares were 8.02%, 9.10%, 7.79%, 8.06% and 7.63%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets is not expected to exceed 1.15% for Class A shares, 1.90% for Class C shares, 1.15% for Class FI shares, 1.40% for Class R shares and 0.85% for Class I shares. These expense limitation arrangements take into account the expenses of the underlying funds and brokerage commissions paid on purchases and sales of shares of ETFs. These expense limitation arrangements cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts previously waived or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation in effect at the time the fees were earned or the expenses incurred.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the period ended January 31, 2012, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 110 funds for the six-month period and among the 107 funds for the twelve-month period in the Fund’s Lipper category, and excluding sales charges.

†	Includes expenses of the underlying funds in which the Fund invests.

10	Legg Mason Target Retirement Series 2012 Annual Report

Funds overview (cont’d)

Legg Mason Target Retirement 2050

Performance review

For the twelve months ended January 31, 2012, Class A shares of Legg Mason Target Retirement 2050, excluding sales charges, returned -0.38%. The Fund’s primary benchmark, the Dow Jones Target 2050 Indexxiii, and its secondary benchmark, the Target Retirement 2050 Composite Indexxxi, returned 0.39% and 0.75%, respectively, for the same period. The Lipper Mixed-Asset Target 2050+ Funds Category Average1 returned -0.35% over the same time frame.

Performance Snapshot as of January 31, 2012
(excluding sales charges) (unaudited)	6 months	12 months
Legg Mason Target Retirement 2050:
Class A	-1.96%	-0.38%
Class C	-2.35%	-1.11%
Class FI	-2.13%	-0.47%
Class R	-2.12%	-0.54%
Class I	-1.84%	-0.05%
Dow Jones Target 2050 Index	-1.78%	0.39%
Target Retirement 2050 Composite Index	-1.48%	0.75%
Lipper Mixed-Asset Target 2050+ Funds Category Average[1]	-2.07%	-0.35%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses† (unaudited)

As of the Fund’s current prospectus dated August 1, 2011, the gross total annual operating expense ratios for Class A, Class C, Class FI, Class R and Class I shares were 9.11%, 10.69%, 9.39%, 9.66% and 9.29%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets is not expected to exceed 1.15% for Class A shares, 1.90% for Class C shares, 1.15% for Class FI shares, 1.40% for Class R shares and 0.85% for Class I shares. These expense limitation arrangements take into account the expenses of the underlying funds and brokerage commissions paid on purchases and sales of shares of ETFs. These expense limitation arrangements cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts previously waived or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation in effect at the time the fees were earned or the expenses incurred.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the period ended January 31, 2012, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 219 funds for the six-month period and among the 191 funds for the twelve-month period in the Fund’s Lipper category, and excluding sales charges.

†	Includes expenses of the underlying funds in which the Fund invests.

Legg Mason Target Retirement Series 2012 Annual Report	11

Legg Mason Target Retirement Fund

Performance review

For the twelve months ended January 31, 2012, Class A shares of Legg Mason Target Retirement Fund, excluding sales charges, returned 4.36%. The Fund’s primary benchmarks, the Russell 3000 Indexxxii, the MSCI EAFE Index (Gross) and the Barclays Capital U.S. Aggregate Index, and its secondary benchmark, the Target Retirement Fund Composite Indexxxiii, returned 3.86%, -9.16%, 8.66% and 4.85%, respectively, for the same period. The Lipper Mixed-Asset Target Allocation Conservative Funds Category Average1 returned 3.99% over the same time frame.

Performance Snapshot as of January 31, 2012
(excluding sales charges) (unaudited)	6 months	12 months
Legg Mason Target Retirement Fund:
Class A	0.27%	4.36%
Class C	-0.17%	3.51%
Class FI	0.18%	4.27%
Class R	0.10%	4.02%
Class I	0.42%	4.64%
Russell 3000 Index	2.12%	3.86%
MSCI EAFE Index (Gross)	-10.32%	-9.16%
Barclays Capital U.S. Aggregate Index	4.25%	8.66%
Target Retirement Fund Composite Index	0.65%	4.85%
Lipper Mixed-Asset Target Allocation Conservative Funds Category Average[1]	0.99%	3.99%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses† (unaudited)

As of the Fund’s current prospectus dated August 1, 2011, the gross total annual operating expense ratios for Class A, Class C, Class FI, Class R and Class I shares were 7.71%, 8.85%, 7.79%, 8.03% and 7.54%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets is not expected to exceed 1.15% for Class A shares, 1.90% for Class C shares, 1.15% for Class FI shares, 1.40% for Class R shares and 0.85% for Class I shares. These expense limitation arrangements take into account the expenses of the underlying funds and brokerage commissions paid on purchases and sales of shares of ETFs. These expense limitation arrangements cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts previously waived or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation in effect at the time the fees were earned or the expenses incurred.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the period ended January 31, 2012, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 441 funds for the six-month period and among the 432 funds for the twelve-month period in the Fund’s Lipper category, and excluding sales charges.

†	Includes expenses of the underlying funds in which the Fund invests.

12	Legg Mason Target Retirement Series 2012 Annual Report

Funds overview (cont’d)

Q. What were the leading contributors to performance?

A. Taking into account both the underlying fund returns and their weightings within the portfolios, the leading contributors to absolute performance were Western Asset Core Bond Portfolio, Legg Mason BW Global Opportunities Bond Fund, and the Vanguard REIT ETF.

In relative terms (i.e., relative to the Funds’ blended benchmarks), the leading contributors to performance were Legg Mason BW Global Opportunities Bond Fund and Legg Mason ClearBridge Aggressive Growth Fund.

Q. What were the leading detractors from performance?

A. Taking into account both the underlying fund returns and their weightings within the portfolios, the leading detractors from performance were the iShares MSCI EAFE Index Fund, Legg Mason Batterymarch International Equity Trust, and Legg Mason Global Currents International All Cap Opportunity Fund.

In relative terms (i.e., relative to the Funds’ blended benchmarks), the leading detractors from performance were Legg Mason Capital Management Value Trust, Inc., The Royce Value Fund, Legg Mason Batterymarch Emerging Markets Trust, and Western Asset Core Bond Portfolio.

Q. Were there any significant changes to the Funds during the reporting period?

A. In August, the Funds (with the exception of the Retirement Fund) implemented a new Dynamic Risk Management strategy to be utilized during a Fund’s Dynamic Rebalancing Period. The Dynamic Rebalancing Period begins five years before a Fund’s target date, and continues for five years afterward. Currently, only Target Retirement 2015 is in its Dynamic Rebalancing Period. During this period, a Fund’s asset allocation will not be managed strictly according to the standard Target Allocation. As frequently as daily, the Dynamic Risk Management strategy may increase a Fund’s exposure to short-term defensive instruments (including Treasury bills, money market funds and cash) in response to certain levels of negative Fund performance. At other times, Dynamic Risk Management may decrease the Fund’s exposure to short-term defensive instruments and increase its exposure to equity funds and long-term fixed-income funds in order to return to the Fund’s Target Allocation in response to certain levels of positive Fund performance.

In late November, the Funds (with the exception of the Retirement Fund) implemented an additional risk management strategy, the Event Risk Management strategy, which is also only in effect during the Dynamic Rebalancing Period (and which is, therefore, only currently in effect in Target Retirement 2015). The Event Risk Management strategy involves allocating a small portion of the Fund’s assets to options and futures that are expected to increase in value if the market declines. These are the only derivative securities that any of the Funds would hold directly. However, most of the underlying funds in which the Funds invest are permitted to use derivative contracts as part of their investment strategies. During the two months of the reporting period that the Event Risk Management strategy was in effect, a small portion of the assets in Target Retirement 2015 was allocated to an investment in S&P 500 put options. These put options declined in value, as the S&P 500 rose. The impact on the performance of Target Retirement 2015 was minimal, however, as the size of the investment in the put options was small.

Thank you for your investment in the Target Retirement Series. As always, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Funds’ investment goals.

Sincerely,

Steven Bleiberg

Portfolio Manager

Legg Mason Global Asset Allocation, LLC

Andrew Purdy

Portfolio Manager

Legg Mason Global Asset Allocation, LLC

Y. Wayne Lin

Portfolio Manager

Legg Mason Global Asset Allocation, LLC

February 14, 2012

Legg Mason Target Retirement Series 2012 Annual Report	13

RISKS: Mutual funds are subject to risk, including possible loss of principal. Because these Funds have exposure to both stocks and bonds through the underlying funds in which they invest, the Funds may underperform stock funds when stocks are in favor, and underperform bond funds when bonds are in favor. Investments in bonds are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Funds’ share prices. International stocks are subject to certain risks, including currency fluctuations and changes in political and economic conditions; these risks are heightened for investments in emerging markets; small- and mid-cap stocks often experience sharper price fluctuations than stocks of large-cap companies; high-yield securities are lower-rated issues and inherently more risky than higher-rated securities. The Funds’ net asset values will fluctuate and are not guaranteed.

Each Fund in the Target Retirement Series is a “fund of funds” — meaning it invests in other underlying funds. There are additional risks and other expenses associated with funds that invest in other mutual funds rather than directly in portfolio securities. In addition to a Fund’s operating expenses, an investment will indirectly bear the operating expenses of the underlying funds. Each underlying fund may engage in active and frequent trading, resulting in higher portfolio turnover and transaction costs. This may lead to the distribution of higher capital gains to shareholders, increasing their tax liability. Certain of the underlying funds may sell securities short. Unlike the possible loss on a security that is purchased, there is no limit on the amount of loss on an appreciating security that is sold short. Investment in underlying funds that invest in real estate-related securities (including real estate investment trusts) expose a fund to risk similar to investing directly in real estate. The value of these underlying investments may be affected by changes in the value of the underlying real estate, the creditworthiness of the issuer of the investments, and changes in property taxes, interest rates and the real estate regulatory environment. In addition, some of the underlying funds may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Funds’ prospectus for more information on these and other risks, and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]	The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

[i]i

The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

[i]i [i]

The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

[i]v	The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada.

[v]	The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

vi

The Barclays Capital U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

vii

The Barclays Capital U.S. High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Barclays Capital U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

viii	The Barclays Capital Global Aggregate ex-USD Index tracks an international basket of government, corporate, agency and mortgage-related bonds.

ix

The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”) tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments.

[x]	Real estate investment trusts (“REITs”) invest in real estate or loans secured by real estate and issue shares in such investments, which can be illiquid.

xi	The FTSE NAREIT All REITs Index consists of all tax-qualified real estate investment trusts (“REITs”) listed on the New York Stock Exchange, American Stock Exchange or NASDAQ National Market List.

xii	The price-to-earnings (“P/E”) ratio is a stock’s price divided by its earnings per share.
xiii

The Dow Jones Target Date Indices (each an “Index” or collectively the “Indices”) are a series of indices designed as benchmarks for multi-asset class portfolios with risk profiles that become more conservative over time. Each Index is comprised of a set of equity, bond and cash sub-indices. The Index weightings among the major asset classes are adjusted monthly based on a published set of Index rules. The Indices with longer time horizons have higher allocations to equity securities, while the Indices with shorter time horizons replace some of their stock allocations with allocations to fixed-income securities and money market instruments. The Index returns reflect hypothetical back-tested performance. Back-tested performance information is purely hypothetical and is provided solely for informational purposes.

xiv

The Target Retirement 2015 Composite Index is a hypothetical combination of unmanaged indices reflecting the Fund’s target asset allocation as of January 31, 2012. The Composite Index combines returns from the MSCI EAFE Index (24.19%), Russell 1000 Index (22.76%), Barclays Capital U.S. Aggregate Index (22.24%), Barclays Capital Global Aggregate ex-USD Index (15%), FTSE NAREIT All REITs Index (5%), Russell 2000 Index (5%), MSCI Emerging Markets Index (4.54%) and Barclays Capital U.S. High Yield — 2% Issuer Cap Index (1.27%). Over time, the Composite Index will change with the Fund’s asset allocation; and the Index allocation will gradually become more conservative. When the Fund’s Composite Index changes, the composite’s new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite’s new allocation but rather reflects the Composite Index’s actual allocation during that period which may be different than the current Composite Index allocation.

xv

The Target Retirement 2020 Composite Index is a hypothetical combination of unmanaged indices reflecting the Fund’s target asset allocation as of January 31, 2012. The Composite Index combines returns from the Russell 1000 Index (27.66%), MSCI EAFE Index (25.97%), Barclays Capital U.S. Aggregate Index (15.58%), Barclays Capital Global Aggregate ex-USD Index (15%), FTSE NAREIT All REITs Index (5%), Russell 2000 Index (5%), MSCI Emerging Markets Index (4.03%), JPMorgan Emerging Markets Bond Index Plus (1.24%) and Barclays Capital U.S. High Yield — 2% Issuer Cap Index (0.52%). Over time, the Composite Index will change with the Fund’s asset allocation; and the Index allocation will gradually become more conservative. When the Fund’s Composite Index changes, the composite’s new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite’s new allocation but rather reflects the Composite Index’s actual allocation during that period which may be different than the current Composite Index allocation.

14	Legg Mason Target Retirement Series 2012 Annual Report

Funds overview (cont’d)

xvi

The Target Retirement 2025 Composite Index is a hypothetical combination of unmanaged indices reflecting the Fund’s target asset allocation as of January 31, 2012. The Composite Index combines returns from the Russell 1000 Index (33.12%), MSCI EAFE Index (26.95%), Barclays Capital Global Aggregate ex-USD Index (12.52%), Barclays Capital U.S. Aggregate Index (10.53%), FTSE NAREIT All REITs Index (5%), Russell 2000 Index (5%), JPMorgan Emerging Markets Bond Index Plus (3.08%), MSCI Emerging Markets Index (3.05%) and Barclays Capital U.S. High Yield — 2% Issuer Cap Index (0.75%). Over time, the Composite Index will change with the Fund’s asset allocation; and the Index allocation will gradually become more conservative. When the Fund’s Composite Index changes, the composite’s new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite’s new allocation but rather reflects the Composite Index’s actual allocation during that period which may be different than the current Composite Index allocation.

xvii

The Target Retirement 2030 Composite Index is a hypothetical combination of unmanaged indices reflecting the Fund’s target asset allocation as of January 31, 2012. The Composite Index combines returns from the Russell 1000 Index (41.43%), MSCI EAFE Index (28.08%), Barclays Capital U.S. Aggregate Index (6.77%), FTSE NAREIT All REITs Index (5%), JPMorgan Emerging Markets Bond Index Plus (5%), Russell 2000 Index (5%), Barclays Capital Global Aggregate ex-USD Index (4.97%), MSCI Emerging Markets Index (1.92%) and Barclays Capital U.S. High Yield — 2% Issuer Cap Index (1.83%). Over time, the Composite Index will change with the Fund’s asset allocation; and the Index allocation will gradually become more conservative. When the Fund’s Composite Index changes, the composite’s new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite’s new allocation but rather reflects the Composite Index’s actual allocation during that period which may be different than the current Composite Index allocation.

xviii

The Target Retirement 2035 Composite Index is a hypothetical combination of unmanaged indices reflecting the Fund’s target asset allocation as of January 31, 2012. The Composite Index combines returns from the Russell 1000 Index (52%), MSCI EAFE Index (28.27%), FTSE NAREIT All REITs Index (5%), JPMorgan Emerging Markets Bond Index Plus (5%), Russell 2000 Index (5%), Barclays Capital U.S. Aggregate Index (3%) and MSCI Emerging Markets Index (1.73%). Over time, the Composite Index will change with the Fund’s asset allocation; and the Index allocation will gradually become more conservative. When the Fund’s Composite Index changes, the composite’s new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite’s new allocation but rather reflects the Composite Index’s actual allocation during that period which may be different than the current Composite Index allocation.

xix

The Target Retirement 2040 Composite Index is a hypothetical combination of unmanaged indices reflecting the Fund’s target asset allocation as of January 31, 2012. The Composite Index combines returns from the Russell 1000 Index (51%), MSCI EAFE Index (25.66%), Russell 2000 Index (7.57%), FTSE NAREIT All REITs Index (5%), MSCI Emerging Markets Index (4.34%), JPMorgan Emerging Markets Bond Index Plus (3.43%) and Barclays Capital U.S. Aggregate Index (3%). Over time, the Composite Index will change with the Fund’s asset allocation; and the Index allocation will gradually become more conservative. When the Fund’s Composite Index changes, the composite’s new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite’s new allocation but rather reflects the Composite Index’s actual allocation during that period which may be different than the current Composite Index allocation.

xx

The Target Retirement 2045 Composite Index is a hypothetical combination of unmanaged indices reflecting the Fund’s target asset allocation as of January 31, 2012. The Composite Index combines returns from the Russell 1000 Index (51%), MSCI EAFE Index (25.66%), Russell 2000 Index (7.57%), FTSE NAREIT All REITs Index (5%), MSCI Emerging Markets Index (4.34%), JPMorgan Emerging Markets Bond Index Plus (3.43%) and Barclays Capital U.S. Aggregate Index (3%). Over time, the Composite Index will change with the Fund’s asset allocation; and the Index allocation will gradually become more conservative. When the Fund’s Composite Index changes, the composite’s new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite’s new allocation but rather reflects the Composite Index’s actual allocation during that period which may be different than the current Composite Index allocation.

xxi

The Target Retirement 2050 Composite Index is a hypothetical combination of unmanaged indices reflecting the Fund’s target asset allocation as of January 31, 2012. The Composite Index combines returns from the Russell 1000 Index (51%), MSCI EAFE Index (25.66%), Russell 2000 Index (7.57%), FTSE NAREIT All REITs Index (5%), MSCI Emerging Markets Index (4.34%), JPMorgan Emerging Markets Bond Index Plus (3.43%) and Barclays Capital U.S. Aggregate Index (3%). Over time, the Composite Index will change with the Fund’s asset allocation; and the Index allocation will gradually become more conservative. When the Fund’s Composite Index changes, the composite’s new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite’s new allocation but rather reflects the Composite Index’s actual allocation during that period which may be different than the current Composite Index allocation.

xxii	The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

xxiii

The Target Retirement Fund Composite Index is a hypothetical combination of unmanaged indices reflecting the Fund’s target asset allocation as of January 31, 2012. The Composite Index combines returns from the Barclays Capital U.S. Aggregate Index (42.18%), Barclays Capital Global Aggregate ex-USD Index (15%), MSCI EAFE Index (13.91%), Russell 1000 Index (8.3%), Barclays Capital U.S. High Yield — 2% Issuer Cap Index (7.39%), FTSE NAREIT All REITs Index (5%), Russell 2000 Index (5%) and MSCI Emerging Markets Index (3.22%). Over time, the Composite Index will change with the Fund’s asset allocation; and the Index allocation will gradually become more conservative. When the Fund’s Composite Index changes, the composite’s new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite’s new allocation but rather reflects the Composite Index’s actual allocation during that period which may be different than the current Composite Index allocation.

Legg Mason Target Retirement Series 2012 Annual Report	15

Funds at a glance (unaudited)

Legg Mason Target Retirement 2015 Breakdown (%) as of — January 31, 2012†

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors:
23.7 Western Asset Funds, Inc. — Western Asset Core Bond Portfolio, Class IS Shares	Mortgage-Backed Securities Corporate Bonds & Notes U.S. Government & Agency Obligations Collateralized Mortgage Obligations U.S. Treasury Inflation Protected Securities
14.3 Legg Mason Charles Street Trust, Inc. — Legg Mason BW Global Opportunities Bond Fund, Class IS Shares	Sovereign Bonds Corporate Bonds & Notes U.S. Government & Agency Obligations Municipal Bonds Collateralized Mortgage Obligations
9.7 iShares Trust — iShares MSCI EAFE Index Fund	Financials Industrials Consumer Staples Materials Consumer Discretionary
6.2 iShares Trust — iShares Russell 1000 Value Index Fund	Financial Services Health Care Utilities Energy Consumer Discretionary
5.8 Legg Mason Partners Equity Trust — Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	Consumer Discretionary Industrials Financials Health Care Information Technology
5.8 Legg Mason Global Trust, Inc. — Legg Mason Batterymarch International Equity Trust, Class IS Shares	Financials Industrials Consumer Discretionary Materials Health Care
5.0 Legg Mason Global Asset Management Trust — Legg Mason Strategic Real Return Fund, Class IS Shares	U.S. Treasury Inflation Protected Securities Exchange-Traded Funds Financials Health Care Consumer Staples
4.7 Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	Specialized REITs Retail REITs Residential REITs Office REITs Diversified REITs
2.7 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Appreciation Fund, Class IS Shares	Information Technology Financials Consumer Discretionary Consumer Staples Health Care

†	Subject to change at any time.

% of Total Long-Term Investments	Top 5 Sectors:
2.7 Legg Mason Partners Equity Trust — Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Health Care Energy Financials Consumer Discretionary
2.6 iShares Trust — iShares Russell 1000 Growth Index Fund	Technology Consumer Discretionary Producer Durables Energy Health Care
2.6 The Royce Fund — Royce Value Fund, Institutional Class Shares	Materials Financials Consumer Discretionary Information Technology Energy
2.2 Legg Mason Global Trust, Inc. — Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	Financials Energy Materials Consumer Discretionary Information Technology
2.1 iShares Trust — iShares Russell 2000 Index Fund	Financial Services Technology Consumer Discretionary Producer Durables Health Care
2.0 Western Asset Funds, Inc. — Western Asset High Yield Portfolio, Class IS Shares	Consumer Discretionary Energy Industrials Financials Telecommunication Services
1.9 Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, ETF Shares	Financials Energy Materials Information Technology Consumer Discretionary
1.8 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	Health Care Consumer Discretionary Energy Information Technology Industrials
1.8 Legg Mason Capital Management Growth Trust, Inc., Class I Shares	Information Technology Health Care Consumer Discretionary Consumer Staples Energy
1.8 Legg Mason Capital Management Value Trust, Inc., Class I Shares	Information Technology Financials Health Care Consumer Discretionary Industrials
0.6 Purchased Options

16	Legg Mason Target Retirement Series 2012 Annual Report

Funds at a glance (unaudited) (cont’d)

Legg Mason Target Retirement 2020 Breakdown (%) as of — January 31, 2012†

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors:
17.4 Western Asset Funds, Inc. — Western Asset Core Bond Portfolio, Class IS Shares	Mortgage-Backed Securities Corporate Bonds & Notes U.S. Government & Agency Obligations Collateralized Mortgage Obligations U.S. Treasury Inflation Protected Securities
12.4 Legg Mason Charles Street Trust, Inc. — Legg Mason BW Global Opportunities Bond Fund, Class IS Shares	Sovereign Bonds Corporate Bonds & Notes U.S. Government & Agency Obligations Municipal Bonds Collateralized Mortgage Obligations
9.9 iShares Trust — iShares MSCI EAFE Index Fund	Financials Industrials Consumer Staples Materials Consumer Discretionary
7.4 Legg Mason Global Trust, Inc. — Legg Mason Batterymarch International Equity Trust, Class IS Shares	Financials Industrials Consumer Discretionary Materials Health Care
7.4 Legg Mason Partners Equity Trust — Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	Consumer Discretionary Industrials Financials Health Care Information Technology
6.8 iShares Trust — iShares Russell 1000 Value Index Fund	Financial Services Health Care Utilities Energy Consumer Discretionary
5.1 Legg Mason Global Asset Management Trust — Legg Mason Strategic Real Return Fund, Class IS Shares	U.S. Treasury Inflation Protected Securities Exchange-Traded Funds Financials Health Care Consumer Staples
5.0 Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	Specialized REITs Retail REITs Residential REITs Office REITs Diversified REITs
3.8 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Appreciation Fund, Class IS Shares	Information Technology Financials Consumer Discretionary Consumer Staples Health Care

†	Subject to change at any time.

% of Total Long-Term Investments	Top 5 Sectors:
3.7 Legg Mason Partners Equity Trust — Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Health Care Energy Financials Consumer Discretionary
3.2 The Royce Fund — Royce Value Fund, Institutional Class Shares	Materials Financials Consumer Discretionary Information Technology Energy
2.9 iShares Trust — iShares Russell 1000 Growth Index Fund	Technology Consumer Discretionary Producer Durables Energy Health Care
2.8 Legg Mason Global Trust, Inc. — Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	Financials Energy Materials Consumer Discretionary Information Technology
2.7 Legg Mason Capital Management Value Trust, Inc., Class I Shares	Information Technology Financials Health Care Consumer Discretionary Industrials
2.6 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	Health Care Consumer Discretionary Energy Information Technology Industrials
2.5 Legg Mason Capital Management Growth Trust, Inc., Class I Shares	Information Technology Health Care Consumer Discretionary Consumer Staples Energy
2.0 iShares Trust — iShares Russell 2000 Index Fund	Financial Services Technology Consumer Discretionary Producer Durables Health Care
1.8 Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, ETF Shares	Financials Energy Materials Information Technology Consumer Discretionary
0.6 Western Asset Funds, Inc. — Western Asset High Yield Portfolio, Class IS Shares	Consumer Discretionary Energy Industrials Financials Telecommunication Services

Legg Mason Target Retirement Series 2012 Annual Report	17

Legg Mason Target Retirement 2025 Breakdown (%) as of — January 31, 2012†

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors:
11.8 Legg Mason Charles Street Trust, Inc. — Legg Mason BW Global Opportunities Bond Fund, Class IS Shares	Sovereign Bonds Corporate Bonds & Notes U.S. Government & Agency Obligations Municipal Bonds Collateralized Mortgage Obligations
11.3 Western Asset Funds, Inc. — Western Asset Core Bond Portfolio, Class IS Shares	Mortgage-Backed Securities Corporate Bonds & Notes U.S. Government & Agency Obligations Collateralized Mortgage Obligations U.S. Treasury Inflation Protected Securities
10.4 iShares Trust — iShares MSCI EAFE Index Fund	Financials Industrials Consumer Staples Materials Consumer Discretionary
8.1 iShares Trust — iShares Russell 1000 Value Index Fund	Financial Services Health Care Utilities Energy Consumer Discretionary
7.8 Legg Mason Partners Equity Trust — Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	Consumer Discretionary Industrials Financials Health Care Information Technology
7.7 Legg Mason Global Trust, Inc. — Legg Mason Batterymarch International Equity Trust, Class IS Shares	Financials Industrials Consumer Discretionary Materials Health Care
5.1 Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	Specialized REITs Retail REITs Residential REITs Office REITs Diversified REITs
5.0 Legg Mason Global Asset Management Trust — Legg Mason Strategic Real Return Fund, Class IS Shares	U.S. Treasury Inflation Protected Securities Exchange-Traded Funds Financials Health Care Consumer Staples
4.7 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Appreciation Fund, Class IS Shares	Information Technology Financials Consumer Discretionary Consumer Staples Health Care
4.7 Legg Mason Partners Equity Trust — Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Health Care Energy Financials Consumer Discretionary

†	Subject to change at any time.

% of Total Long-Term Investments	Top 5 Sectors:
3.4 iShares Trust — iShares Russell 1000 Growth Index Fund	Technology Consumer Discretionary Producer Durables Energy Health Care
3.1 Legg Mason Capital Management Value Trust, Inc., Class I Shares	Information Technology Financials Health Care Consumer Discretionary Industrials
3.1 The Royce Fund — Royce Value Fund, Institutional Class Shares	Materials Financials Consumer Discretionary Information Technology Energy
3.1 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	Health Care Consumer Discretionary Energy Information Technology Industrials
3.0 Legg Mason Capital Management Growth Trust, Inc., Class I Shares	Information Technology Health Care Consumer Discretionary Consumer Staples Energy
2.3 Legg Mason Global Trust, Inc. — Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	Financials Energy Materials Consumer Discretionary Information Technology
2.1 iShares Trust — iShares Russell 2000 Index Fund	Financial Services Technology Consumer Discretionary Producer Durables Health Care
1.6 Legg Mason Partners Income Trust - Western Asset Emerging Markets Debt Portfolio, Class I Shares	Sovereign Bonds Energy Materials Telecommunication Services Utilities
1.3 Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, ETF Shares	Financials Energy Materials Information Technology Consumer Discretionary
0.4 Western Asset Funds, Inc. — Western Asset High Yield Portfolio, Class IS Shares	Consumer Discretionary Energy Industrials Financials Telecommunication Services

18	Legg Mason Target Retirement Series 2012 Annual Report

Funds at a glance (unaudited) (cont’d)

Legg Mason Target Retirement 2030 Breakdown (%) as of — January 31, 2012†

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors:
11.3 iShares Trust — iShares MSCI EAFE Index Fund	Financials Industrials Consumer Staples Materials Consumer Discretionary
10.5 iShares Trust — iShares Russell 1000 Value Index Fund	Financial Services Health Care Utilities Energy Consumer Discretionary
9.5 Legg Mason Charles Street Trust, Inc. — Legg Mason BW Global Opportunities Bond Fund, Class IS Shares	Sovereign Bonds Corporate Bonds & Notes U.S. Government & Agency Obligations Municipal Bonds Collateralized Mortgage Obligations
8.4 Western Asset Funds, Inc. — Western Asset Core Bond Portfolio, Class IS Shares	Mortgage-Backed Securities Corporate Bonds & Notes U.S. Government & Agency Obligations Collateralized Mortgage Obligations U.S. Treasury Inflation Protected Securities
8.3 Legg Mason Partners Equity Trust — Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	Consumer Discretionary Industrials Financials Health Care Information Technology
8.3 Legg Mason Global Trust, Inc. — Legg Mason Batterymarch International Equity Trust, Class IS Shares	Financials Industrials Consumer Discretionary Materials Health Care
5.5 Legg Mason Partners Equity Trust — Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Health Care Energy Financials Consumer Discretionary
5.5 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Appreciation Fund, Class IS Shares	Information Technology Financials Consumer Discretionary Consumer Staples Health Care
5.1 Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	Specialized REITs Retail REITs Residential REITs Office REITs Diversified REITs

†	Subject to change at any time.

% of Total Long-Term Investments	Top 5 Sectors:
4.5 iShares Trust — iShares Russell 1000 Growth Index Fund	Technology Consumer Discretionary Producer Durables Energy Health Care
3.7 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	Health Care Consumer Discretionary Energy Information Technology Industrials
3.7 Legg Mason Capital Management Growth Trust, Inc., Class I Shares	Information Technology Health Care Consumer Discretionary Consumer Staples Energy
3.7 Legg Mason Capital Management Value Trust, Inc., Class I Shares	Information Technology Financials Health Care Consumer Discretionary Industrials
3.3 The Royce Fund — Royce Value Fund, Institutional Class Shares	Materials Financials Consumer Discretionary Information Technology Energy
3.2 Legg Mason Partners Income Trust — Western Asset Emerging Markets Debt Portfolio, Class I Shares	Sovereign Bonds Energy Materials Telecommunication Services Utilities
2.2 iShares Trust — iShares Russell 2000 Index Fund	Financial Services Technology Consumer Discretionary Producer Durables Health Care
1.5 Legg Mason Global Trust, Inc. — Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	Financials Energy Materials Consumer Discretionary Information Technology
1.0 Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, ETF Shares	Financials Energy Materials Information Technology Consumer Discretionary
0.8 Western Asset Funds, Inc. — Western Asset High Yield Portfolio, Class IS Shares	Consumer Discretionary Energy Industrials Financials Telecommunication Services

Legg Mason Target Retirement Series 2012 Annual Report	19

Legg Mason Target Retirement 2035 Breakdown (%) as of — January 31, 2012†

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors:
13.1 iShares Trust — iShares Russell 1000 Value Index Fund	Financial Services Health Care Utilities Energy Consumer Discretionary
11.4 iShares Trust — iShares MSCI EAFE Index Fund	Financials Industrials Consumer Staples Materials Consumer Discretionary
8.8 Legg Mason Partners Equity Trust — Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	Consumer Discretionary Industrials Financials Health Care Information Technology
8.5 Legg Mason Global Trust, Inc. — Legg Mason Batterymarch International Equity Trust, Class IS Shares	Financials Industrials Consumer Discretionary Materials Health Care
6.9 Legg Mason Partners Equity Trust — Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Health Care Energy Financials Consumer Discretionary
6.9 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Appreciation Fund, Class IS Shares	Information Technology Financials Consumer Discretionary Consumer Staples Health Care
5.5 iShares Trust — iShares Russell 1000 Growth Index Fund	Technology Consumer Discretionary Producer Durables Energy Health Care
5.0 Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	Specialized REITs Retail REITs Residential REITs Office REITs Diversified REITs
4.9 Western Asset Funds, Inc. — Western Asset Core Bond Portfolio, Class IS Shares	Mortgage-Backed Securities Corporate Bonds & Notes U.S. Government & Agency Obligations Collateralized Mortgage Obligations U.S. Treasury Inflation Protected Securities

†	Subject to change at any time.

% of Total Long-Term Investments	Top 5 Sectors:
4.9 Legg Mason Capital Management Growth Trust, Inc., Class I Shares	Information Technology Health Care Consumer Discretionary Consumer Staples Energy
4.6 Legg Mason Capital Management Value Trust, Inc., Class I Shares	Information Technology Financials Health Care Consumer Discretionary Industrials
4.6 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	Health Care Consumer Discretionary Energy Information Technology Industrials
4.2 Legg Mason Partners Income Trust — Western Asset Emerging Markets Debt Portfolio, Class I Shares	Sovereign Bonds Energy Materials Telecommunication Services Utilities
3.1 The Royce Fund — Royce Value Fund, Institutional Class Shares	Materials Financials Consumer Discretionary Information Technology Energy
2.5 Legg Mason Charles Street Trust, Inc. — Legg Mason BW Global Opportunities Bond Fund, Class IS Shares	Sovereign Bonds Corporate Bonds & Notes U.S. Government & Agency Obligations Municipal Bonds Collateralized Mortgage Obligations
2.0 iShares Trust — iShares Russell 2000 Index Fund	Financial Services Technology Consumer Discretionary Producer Durables Health Care
1.7 Western Asset Funds, Inc. — Western Asset High Yield Portfolio, Class IS Shares	Consumer Discretionary Energy Industrials Financials Telecommunication Services
0.9 Legg Mason Global Trust, Inc. — Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	Financials Energy Materials Consumer Discretionary Information Technology
0.5 Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, ETF Shares	Financials Energy Materials Information Technology Consumer Discretionary

20	Legg Mason Target Retirement Series 2012 Annual Report

Funds at a glance (unaudited) (cont’d)

Legg Mason Target Retirement 2040 Breakdown (%) as of — January 31, 2012†

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors:
14.5 iShares Trust — iShares Russell 1000 Value Index Fund	Financial Services Health Care Utilities Energy Consumer Discretionary
10.4 iShares Trust — iShares MSCI EAFE Index Fund	Financials Industrials Consumer Staples Materials Consumer Discretionary
7.9 Legg Mason Global Trust, Inc. — Legg Mason Batterymarch International Equity Trust, Class IS Shares	Financials Industrials Consumer Discretionary Materials Health Care
7.7 Legg Mason Partners Equity Trust — Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	Consumer Discretionary Industrials Financials Health Care Information Technology
7.7 Legg Mason Partners Equity Trust — Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Health Care Energy Financials Consumer Discretionary
7.6 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Appreciation Fund, Class IS Shares	Information Technology Financials Consumer Discretionary Consumer Staples Health Care
6.1 iShares Trust — iShares Russell 1000 Growth Index Fund	Technology Consumer Discretionary Producer Durables Energy Health Care
5.3 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	Health Care Consumer Discretionary Energy Information Technology Industrials
5.3 Legg Mason Capital Management Value Trust, Inc., Class I Shares	Information Technology Financials Health Care Consumer Discretionary Industrials
5.2 Legg Mason Capital Management Growth Trust, Inc., Class I Shares	Information Technology Health Care Consumer Discretionary Consumer Staples Energy

†	Subject to change at any time.

% of Total Long-Term Investments	Top 5 Sectors:
5.0 Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	Specialized REITs Retail REITs Residential REITs Office REITs Diversified REITs
4.6 Legg Mason Partners Income Trust — Western Asset Emerging Markets Debt Portfolio, Class I Shares	Sovereign Bonds Energy Materials Telecommunication Services Utilities
3.9 The Royce Fund — Royce Value Fund, Institutional Class Shares	Materials Financials Consumer Discretionary Information Technology Energy
3.1 Western Asset Funds, Inc. — Western Asset Core Bond Portfolio, Class IS Shares	Mortgage-Backed Securities Corporate Bonds & Notes U.S. Government & Agency Obligations Collateralized Mortgage Obligations U.S. Treasury Inflation Protected Securities
2.7 iShares Trust — iShares Russell 2000 Index Fund	Financial Services Technology Consumer Discretionary Producer Durables Health Care
1.8 Legg Mason Global Trust, Inc. — Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	Financials Energy Materials Consumer Discretionary Information Technology
1.2 Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, ETF Shares	Financials Energy Materials Information Technology Consumer Discretionary

Legg Mason Target Retirement Series 2012 Annual Report	21

Legg Mason Target Retirement 2045 Breakdown (%) as of — January 31, 2012†

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors:
14.4 iShares Trust — iShares Russell 1000 Value Index Fund	Financial Services Health Care Utilities Energy Consumer Discretionary
10.0 iShares Trust —iShares MSCI EAFE Index Fund	Financials Industrials Consumer Staples Materials Consumer Discretionary
8.1 Legg Mason Partners Equity Trust — Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Health Care Energy Financials Consumer Discretionary
7.9 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Appreciation Fund, Class IS Shares	Information Technology Financials Consumer Discretionary Consumer Staples Health Care
7.4 Legg Mason Partners Equity Trust — Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	Consumer Discretionary Industrials Financials Health Care Information Technology
7.3 Legg Mason Global Trust, Inc. — Legg Mason Batterymarch International Equity Trust, Class IS Shares	Financials Industrials Consumer Discretionary Materials Health Care
6.1 iShares Trust — iShares Russell 1000 Growth Index Fund	Technology Consumer Discretionary Producer Durables Energy Health Care
5.5 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	Health Care Consumer Discretionary Energy Information Technology Industrials
5.3 Legg Mason Capital Management Value Trust, Inc., Class IS Shares	Information Technology Financials Health Care Consumer Discretionary Industrials
5.3 Legg Mason Capital Management Growth Trust, Inc., Class IS Shares	Information Technology Health Care Consumer Discretionary Consumer Staples Energy

†	Subject to change at any time.

% of Total Long-Term Investments	Top 5 Sectors:
4.9 Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	Specialized REITs Retail REITs Residential REITs Office REITs Diversified REITs
4.5 The Royce Fund — Royce Value Fund, Institutional Class Shares	Materials Financials Consumer Discretionary Information Technology Energy
3.5 Legg Mason Partners Income Trust — Western Asset Emerging Markets Debt Portfolio, Class IS Shares	Sovereign Bonds Energy Materials Telecommunication Services Utilities
3.0 iShares Trust — iShares Russell 2000 Index Fund	Financial Services Technology Consumer Discretionary Producer Durables Health Care
2.8 Western Asset Funds, Inc. — Western Asset Core Bond Portfolio, Class IS Shares	Mortgage-Backed Securities Corporate Bonds & Notes U.S. Government & Agency Obligations Collateralized Mortgage Obligations U.S. Treasury Inflation Protected Securities
2.4 Legg Mason Global Trust, Inc. — Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	Financials Energy Materials Consumer Discretionary Information Technology
1.6 Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, ETF Shares	Financials Energy Materials Information Technology Consumer Discretionary

22	Legg Mason Target Retirement Series 2012 Annual Report

Funds at a glance (unaudited) (cont’d)

Legg Mason Target Retirement 2050 Breakdown (%) as of — January 31, 2012†

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors:
14.6 iShares Trust — iShares Russell 1000 Value Index Fund	Financial Services Health Care Utilities Energy Consumer Discretionary
10.0 iShares Trust —iShares MSCI EAFE Index Fund	Financials Industrials Consumer Staples Materials Consumer Discretionary
7.8 Legg Mason Partners Equity Trust — Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Health Care Energy Financials Consumer Discretionary
7.8 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Appreciation Fund, Class IS Shares	Information Technology Financials Consumer Discretionary Consumer Staples Health Care
7.1 Legg Mason Partners Equity Trust — Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	Consumer Discretionary Industrials Financials Health Care Information Technology
6.9 Legg Mason Global Trust, Inc. — Legg Mason Batterymarch International Equity Trust, Class IS Shares	Financials Industrials Consumer Discretionary Materials Health Care
6.3 iShares Trust — iShares Russell 1000 Growth Index Fund	Technology Consumer Discretionary Producer Durables Energy Health Care
5.5 Legg Mason Capital Management Value Trust, Inc., Class I Shares	Information Technology Financials Health Care Consumer Discretionary Industrials
5.3 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	Health Care Consumer Discretionary Energy Information Technology Industrials

†	Subject to change at any time.

% of Total Long-Term Investments	Top 5 Sectors:
5.2 Legg Mason Capital Management Growth Trust, Inc., Class I Shares	Information Technology Health Care Consumer Discretionary Consumer Staples Energy
5.1 Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	Specialized REITs Retail REITs Residential REITs Office REITs Diversified REITs
4.4 The Royce Fund — Royce Value Fund, Institutional Class Shares	Materials Financials Consumer Discretionary Information Technology Energy
3.5 Legg Mason Partners Income Trust — Western Asset Emerging Markets Debt Portfolio, Class I Shares	Sovereign Bonds Energy Materials Telecommunication Services Utilities
3.3 iShares Trust — iShares Russell 2000 Index Fund	Financial Services Technology Consumer Discretionary Producer Durables Health Care
3.1 Western Asset Funds, Inc. — Western Asset Core Bond Portfolio, Class IS Shares	Mortgage-Backed Securities Corporate Bonds & Notes U.S. Government & Agency Obligations Collateralized Mortgage Obligations U.S. Treasury Inflation Protected Securities
2.4 Legg Mason Global Trust, Inc. — Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	Financials Energy Materials Consumer Discretionary Information Technology
1.7 Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, ETF Shares	Financials Energy Materials Information Technology Consumer Discretionary

Legg Mason Target Retirement Series 2012 Annual Report	23

Legg Mason Target Retirement Fund Breakdown (%) as of — January 31, 2012†

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors:
38.7 Western Asset Funds, Inc. — Western Asset Core Bond Portfolio, Class IS Shares	Mortgage-Backed Securities Corporate Bonds & Notes U.S. Government & Agency Obligations Collateralized Mortgage Obligations U.S. Treasury Inflation Protected Securities
13.9 Legg Mason Charles Street Trust, Inc. — Legg Mason BW Global Opportunities Bond Fund, Class IS Shares	Sovereign Bonds Corporate Bonds & Notes U.S. Government & Agency Obligations Municipal Bonds Collateralized Mortgage Obligations
6.8 Western Asset Funds, Inc. — Western Asset High Yield Portfolio, Class IS Shares	Consumer Discretionary Energy Industrials Financials Telecommunication Services
5.5 iShares Trust — iShares MSCI EAFE Index Fund	Financials Industrials Consumer Staples Materials Consumer Discretionary
5.0 Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	Specialized REITs Retail REITs Residential REITs Office REITs Diversified REITs
5.0 Legg Mason Global Asset Management Trust — Legg Mason Strategic Real Return Fund, Class IS Shares	U.S. Treasury Inflation Protected Securities Exchange-Traded Funds Financials Health Care Consumer Staples
4.2 Legg Mason Global Trust, Inc. — Legg Mason Batterymarch International Equity Trust, Class IS Shares	Financials Industrials Consumer Discretionary Materials Health Care
4.2 Legg Mason Partners Equity Trust — Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	Consumer Discretionary Industrials Financials Health Care Information Technology
3.1 The Royce Fund — Royce Value Fund, Institutional Class Shares	Materials Financials Consumer Discretionary Information Technology Energy

†	Subject to change at any time.

% of Total Long-Term Investments	Top 5 Sectors:
2.3 iShares Trust — iShares Russell 1000 Value Index Fund	Financial Services Health Care Utilities Energy Consumer Discretionary
2.1 iShares Trust — iShares Russell 2000 Index Fund	Financial Services Technology Consumer Discretionary Producer Durables Health Care
2.0 Legg Mason Global Trust, Inc. — Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	Financials Energy Materials Consumer Discretionary Information Technology
1.3 Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, ETF Shares	Financials Energy Materials Information Technology Consumer Discretionary
1.2 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Appreciation Fund, Class IS Shares	Information Technology Financials Consumer Discretionary Consumer Staples Health Care
1.2 Legg Mason Partners Equity Trust — Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Health Care Energy Financials Consumer Discretionary
1.1 iShares Trust — iShares Russell 1000 Growth Index Fund	Technology Consumer Discretionary Producer Durables Energy Health Care
0.8 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	Health Care Consumer Discretionary Energy Information Technology Industrials
0.8 Legg Mason Capital Management Growth Trust, Inc., Class I Shares	Information Technology Health Care Consumer Discretionary Consumer Staples Energy
0.8 Legg Mason Capital Management Value Trust, Inc., Class I Shares	Information Technology Financials Health Care Consumer Discretionary Industrials

24	Legg Mason Target Retirement Series 2012 Annual Report

Funds expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on August 1, 2011 and held for the six months ended January 31, 2012.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
Legg Mason Target Retirement 2015	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	Legg Mason Target Retirement 2015	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	-6.97%	$1,000.00	$930.30	0.79%	$3.84	Class A	5.00%	$1,000.00	$1,021.22	0.79%	$4.02
Class C	-7.27	1,000.00	927.30	1.54	7.48	Class C	5.00	1,000.00	1,017.44	1.54	7.83
Class FI	-6.89	1,000.00	931.10	0.76	3.70	Class FI	5.00	1,000.00	1,021.37	0.76	3.87
Class R	-7.12	1,000.00	928.80	1.04	5.06	Class R	5.00	1,000.00	1,019.96	1.04	5.30
Class I	-6.83	1,000.00	931.70	0.49	2.39	Class I	5.00	1,000.00	1,022.74	0.49	2.50

[1]	For the six months ended January 31, 2012.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

Legg Mason Target Retirement Series 2012 Annual Report	25

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on August 1, 2011 and held for the six months ended January 31, 2012.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
Legg Mason Target Retirement 2020	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	Legg Mason Target Retirement 2020	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	-1.54%	$1,000.00	$984.60	0.54%	$2.70	Class A	5.00%	$1,000.00	$1,022.48	0.54%	$2.75
Class C	-1.86	1,000.00	981.40	1.29	6.44	Class C	5.00	1,000.00	1,018.70	1.29	6.56
Class FI	-1.47	1,000.00	985.30	0.54	2.70	Class FI	5.00	1,000.00	1,022.48	0.54	2.75
Class R	-1.63	1,000.00	983.70	0.79	3.95	Class R	5.00	1,000.00	1,021.22	0.79	4.02
Class I	-1.33	1,000.00	986.70	0.24	1.20	Class I	5.00	1,000.00	1,024.00	0.24	1.22

[1]	For the six months ended January 31, 2012.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

26	Legg Mason Target Retirement Series 2012 Annual Report

Funds expenses (unaudited) (cont’d)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on August 1, 2011 and held for the six months ended January 31, 2012.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
Legg Mason Target Retirement 2025	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	Legg Mason Target Retirement 2025	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	-1.62%	$1,000.00	$983.80	0.52%	$2.60	Class A	5.00%	$1,000.00	$1,022.58	0.52%	$2.65
Class C	-2.02	1,000.00	979.80	1.28	6.39	Class C	5.00	1,000.00	1,018.75	1.28	6.51
Class FI	-1.55	1,000.00	984.50	0.52	2.60	Class FI	5.00	1,000.00	1,022.58	0.52	2.65
Class R	-1.78	1,000.00	982.20	0.78	3.90	Class R	5.00	1,000.00	1,021.27	0.78	3.97
Class I	-1.49	1,000.00	985.10	0.23	1.15	Class I	5.00	1,000.00	1,024.05	0.23	1.17

[1]	For the six months ended January 31, 2012.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

Legg Mason Target Retirement Series 2012 Annual Report	27

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on August 1, 2011 and held for the six months ended January 31, 2012.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
Legg Mason Target Retirement 2030	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	Legg Mason Target Retirement 2030	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	-1.86%	$1,000.00	$981.40	0.54%	$2.70	Class A	5.00%	$1,000.00	$1,022.48	0.54%	$2.75
Class C	-2.16	1,000.00	978.40	1.30	6.48	Class C	5.00	1,000.00	1,018.65	1.30	6.61
Class FI	-1.77	1,000.00	982.30	0.54	2.70	Class FI	5.00	1,000.00	1,022.48	0.54	2.75
Class R	-1.93	1,000.00	980.70	0.80	3.99	Class R	5.00	1,000.00	1,021.17	0.80	4.08
Class I	-1.65	1,000.00	983.50	0.25	1.25	Class I	5.00	1,000.00	1,023.95	0.25	1.28

[1]	For the six months ended January 31, 2012.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

28	Legg Mason Target Retirement Series 2012 Annual Report

Funds expenses (unaudited) (cont’d)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on August 1, 2011 and held for the six months ended January 31, 2012.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
Legg Mason Target Retirement 2035	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	Legg Mason Target Retirement 2035	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	-1.99%	$1,000.00	$980.10	0.55%	$2.75	Class A	5.00%	$1,000.00	$1,022.43	0.55%	$2.80
Class C	-2.37	1,000.00	976.30	1.30	6.48	Class C	5.00	1,000.00	1,018.65	1.30	6.61
Class FI	-2.00	1,000.00	980.00	0.56	2.79	Class FI	5.00	1,000.00	1,022.38	0.56	2.85
Class R	-2.15	1,000.00	978.50	0.80	3.99	Class R	5.00	1,000.00	1,021.17	0.80	4.08
Class I	-1.87	1,000.00	981.30	0.25	1.25	Class I	5.00	1,000.00	1,023.95	0.25	1.28

[1]	For the six months ended January 31, 2012.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

Legg Mason Target Retirement Series 2012 Annual Report	29

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on August 1, 2011 and held for the six months ended January 31, 2012.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
Legg Mason Target Retirement 2040	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	Legg Mason Target Retirement 2040	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	-1.70%	$1,000.00	$983.00	0.54%	$2.70	Class A	5.00%	$1,000.00	$1,022.48	0.54%	$2.75
Class C	-2.00	1,000.00	980.00	1.30	6.49	Class C	5.00	1,000.00	1,018.65	1.30	6.61
Class FI	-1.62	1,000.00	983.80	0.54	2.70	Class FI	5.00	1,000.00	1,022.48	0.54	2.75
Class R	-1.77	1,000.00	982.30	0.79	3.95	Class R	5.00	1,000.00	1,021.22	0.79	4.02
Class I	-1.58	1,000.00	984.20	0.25	1.25	Class I	5.00	1,000.00	1,023.95	0.25	1.28

[1]	For the six months ended January 31, 2012.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

30	Legg Mason Target Retirement Series 2012 Annual Report

Funds expenses (unaudited) (cont’d)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on August 1, 2011 and held for the six months ended January 31, 2012.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
Legg Mason Target Retirement 2045	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	Legg Mason Target Retirement 2045	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	-2.03%	$1,000.00	$979.70	0.55%	$2.74	Class A	5.00%	$1,000.00	$1,022.43	0.55%	$2.80
Class C	-2.42	1,000.00	975.80	1.30	6.47	Class C	5.00	1,000.00	1,018.65	1.30	6.61
Class FI	-2.03	1,000.00	979.70	0.55	2.74	Class FI	5.00	1,000.00	1,022.43	0.55	2.80
Class R	-2.10	1,000.00	979.00	0.80	3.99	Class R	5.00	1,000.00	1,021.17	0.80	4.08
Class I	-1.91	1,000.00	980.90	0.25	1.25	Class I	5.00	1,000.00	1,023.95	0.25	1.28

[1]	For the six months ended January 31, 2012.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

Legg Mason Target Retirement Series 2012 Annual Report	31

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on August 1, 2011 and held for the six months ended January 31, 2012.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
Legg Mason Target Retirement 2050	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	Legg Mason Target Retirement 2050	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	-1.96%	$1,000.00	$980.40	0.55%	$2.75	Class A	5.00%	$1,000.00	$1,022.43	0.55%	$2.80
Class C	-2.35	1,000.00	976.50	1.30	6.48	Class C	5.00	1,000.00	1,018.65	1.30	6.61
Class FI	-2.13	1,000.00	978.70	0.56	2.79	Class FI	5.00	1,000.00	1,022.38	0.56	2.85
Class R	-2.12	1,000.00	978.80	0.80	3.99	Class R	5.00	1,000.00	1,021.17	0.80	4.08
Class I	-1.84	1,000.00	981.60	0.26	1.30	Class I	5.00	1,000.00	1,023.89	0.26	1.33

[1]	For the six months ended January 31, 2012.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

32	Legg Mason Target Retirement Series 2012 Annual Report

Funds expenses (unaudited) (cont’d)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on August 1, 2011 and held for the six months ended January 31, 2012.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
Legg Mason Target Retirement Fund	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	Legg Mason Target Retirement Fund	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	0.27%	$1,000.00	$1,002.70	0.58%	$2.93	Class A	5.00%	$1,000.00	$1,022.28	0.58%	$2.96
Class C	-0.17	1,000.00	998.30	1.33	6.70	Class C	5.00	1,000.00	1,018.50	1.33	6.77
Class FI	0.18	1,000.00	1,001.80	0.60	3.03	Class FI	5.00	1,000.00	1,022.18	0.60	3.06
Class R	0.10	1,000.00	1,001.00	0.83	4.19	Class R	5.00	1,000.00	1,021.02	0.83	4.23
Class I	0.42	1,000.00	1,004.20	0.28	1.41	Class I	5.00	1,000.00	1,023.79	0.28	1.43

[1]	For the six months ended January 31, 2012.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

Legg Mason Target Retirement Series 2012 Annual Report	33

Funds performance (unaudited)

Legg Mason Target Retirement 2015

Average annual total returns
Without sales charges[1]	Class A	Class C	Class FI	Class R	Class I
Twelve Months Ended 1/31/12	-3.82%	-4.56%	-3.74%	-4.08%	-3.48%
Inception* through 1/31/12	2.29	1.54	2.32	2.03	2.60

With sales charges[2]	Class A	Class C	Class FI	Class R	Class I
Twelve Months Ended 1/31/12	-9.37%	-5.50%	-3.74%	-4.08%	-3.48%
Inception* through 1/31/12	0.53	1.54	2.32	2.03	2.60

Cumulative total returns
Without sales charges[1]
Class A (Inception date of 8/29/08 through 1/31/12)	8.07%
Class C (Inception date of 8/29/08 through 1/31/12)	5.36
Class FI (Inception date of 8/29/08 through 1/31/12)	8.17
Class R (Inception date of 8/29/08 through 1/31/12)	7.13
Class I (Inception date of 8/29/08 through 1/31/12)	9.18

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

[1]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable CDSC with respect to Class C shares.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 5.75%. Class C shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within one year from purchase payment.

*	Inception date for Class A, C, FI, R and I shares is August 29, 2008.

34	Legg Mason Target Retirement Series 2012 Annual Report

Funds performance (unaudited) (cont’d)

Legg Mason Target Retirement 2015

Historical performance

Value of $10,000 invested in

Class A, C, FI and R Shares of Legg Mason Target Retirement 2015 vs. Benchmark Indices† — August 29, 2008 - January 2012

Value of $1,000,000 invested in

Class I Shares of Legg Mason Target Retirement 2015 vs. Benchmark Indices† — August 29, 2008 - January 2012

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

†	Hypothetical illustration of $10,000 invested in Class A, C, FI and R shares and $1,000,000 invested in Class I shares of Legg Mason Target Retirement 2015 at inception on August 29, 2008, assuming the deduction of the maximum initial sales charge of 5.75% at the time of investment for Class A shares and the reinvestment of all distributions, including returns of capital, if any, at net asset value through January 31, 2012. The hypothetical illustration also assumes a $10,000 or $1,000,000 investment, as applicable, in the Dow Jones Target 2015 Index and Target Retirement 2015 Composite Index. The Dow Jones Target Date Indices (each an “Index” or collectively the “Indices”) are a series of indices designed as benchmarks for multi-asset class portfolios with risk profiles that become more conservative over time. Each Index is comprised of a set of equity, bond and cash sub-indices. The Index weightings among the major asset classes are adjusted monthly based on a published set of Index rules. The Indices with longer time horizons have higher allocations to equity securities, while the Indices with shorter time horizons replace some of their stock allocations with allocations to fixed-income securities and money market instruments. The Index returns reflect hypothetical back-tested performance. Back-tested performance information is purely hypothetical and is provided solely for informational purposes. The Target Retirement 2015 Composite Index is a hypothetical combination of unmanaged indices reflecting the Fund’s target asset allocation as of January 31, 2012. The Composite Index combines returns from the MSCI EAFE Index (24.19%), Russell 1000 Index (22.76%), Barclays Capital U.S. Aggregate Index (22.24%), Barclays Capital Global Aggregate ex-USD Index (15%), FTSE NAREIT All REITs Index (5%), Russell 2000 Index (5%), MSCI Emerging Markets Index (4.54%) and Barclays Capital U.S. High Yield – 2% Issuer Cap Index (1.27%). The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Barclays Capital U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity. The Barclays Capital Global Aggregate ex-USD Index tracks an international basket of government, corporate, agency and mortgage-related bonds. The FTSE NAREIT All REITs Index consists of all tax-qualified real estate investment trusts (“REITs”) listed on the New York Stock Exchange, American Stock Exchange or NASDAQ National Market List. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. The Barclays Capital U.S. High Yield – 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Barclays Capital U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market. Over time, the Composite Index will change with the Fund’s asset allocation; and the Index allocation will gradually become more conservative. When the Fund’s Composite Index changes, the composite’s new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite’s new allocation but rather reflects the Composite Index’s actual allocation during that period which may be different than the current Composite Index allocation. The Indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index.

Legg Mason Target Retirement Series 2012 Annual Report	35

Legg Mason Target Retirement 2020

Average annual total returns
Without sales charges[1]	Class A	Class C	Class FI	Class R	Class I
Twelve Months Ended 1/31/12	1.55%	0.88%	1.62%	1.29%	1.84%
Inception* through 1/31/12	3.48	2.75	3.50	3.22	3.78

With sales charges[2]	Class A	Class C	Class FI	Class R	Class I
Twelve Months Ended 1/31/12	-4.30%	-0.11%	1.62%	1.29%	1.84%
Inception* through 1/31/12	1.70	2.75	3.50	3.22	3.78

Cumulative total returns
Without sales charges[1]
Class A (Inception date of 8/29/08 through 1/31/12)	12.46%
Class C (Inception date of 8/29/08 through 1/31/12)	9.73
Class FI (Inception date of 8/29/08 through 1/31/12)	12.52
Class R (Inception date of 8/29/08 through 1/31/12)	11.49
Class I (Inception date of 8/29/08 through 1/31/12)	13.55

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

[1]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable CDSC with respect to Class C shares.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 5.75%. Class C shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within one year from purchase payment.

*	Inception date for Class A, C, FI, R and I shares is August 29, 2008.

36	Legg Mason Target Retirement Series 2012 Annual Report

Funds performance (unaudited) (cont’d)

Legg Mason Target Retirement 2020

Historical performance

Value of $10,000 invested in

Class A, C, FI and R Shares of Legg Mason Target Retirement 2020 vs. Benchmark Indices† — August 29, 2008 - January 2012

Value of $1,000,000 invested in

Class I Shares of Legg Mason Target Retirement 2020 vs. Benchmark Indices† — August 29, 2008 - January 2012

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

†	Hypothetical illustration of $10,000 invested in Class A, C, FI and R shares and $1,000,000 invested in Class I shares of Legg Mason Target Retirement 2020 at inception on August 29, 2008, assuming the deduction of the maximum initial sales charge of 5.75% at the time of investment for Class A shares and the reinvestment of all distributions, including returns of capital, if any, at net asset value through January 31, 2012. The hypothetical illustration also assumes a $10,000 or $1,000,000 investment, as applicable, in the Dow Jones Target 2020 Index and Target Retirement 2020 Composite Index. The Dow Jones Target Date Indices (each an “Index” or collectively the “Indices”) are a series of indices designed as benchmarks for multi-asset class portfolios with risk profiles that become more conservative over time. Each Index is comprised of a set of equity, bond and cash sub-indices. The Index weightings among the major asset classes are adjusted monthly based on a published set of Index rules. The Indices with longer time horizons have higher allocations to equity securities, while the Indices with shorter time horizons replace some of their stock allocations with allocations to fixed-income securities and money market instruments. The Index returns reflect hypothetical back-tested performance. Back-tested performance information is purely hypothetical and is provided solely for informational purposes. The Target Retirement 2020 Composite Index is a hypothetical combination of unmanaged indices reflecting the Fund’s target asset allocation as of January 31, 2012. The Composite Index combines returns from the Russell 1000 Index (27.66%), MSCI EAFE Index (25.97%), Barclays Capital U.S. Aggregate Index (15.58%), Barclays Capital Global Aggregate ex-USD Index (15%), FTSE NAREIT All REITs Index (5%), Russell 2000 Index (5%), MSCI Emerging Markets Index (4.03%), JPMorgan Emerging Markets Bond Index Plus (1.24%) and Barclays Capital U.S. High Yield – 2% Issuer Cap Index (0.52%). The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada. The Barclays Capital U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity. The Barclays Capital Global Aggregate ex-USD Index tracks an international basket of government, corporate, agency and mortgage-related bonds. The FTSE NAREIT All REITs Index consists of all tax-qualified real estate investment trusts (“REITs”) listed on the New York Stock Exchange, American Stock Exchange or NASDAQ National Market List. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. The JPMorgan Emerging Markets Bond Index Plus is a total return index that tracks the traded market for U.S. dollar-denominated Brady and other similar sovereign restructured bonds traded in the emerging markets. The Barclays Capital U.S. High Yield – 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Barclays Capital U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market. Over time, the Composite Index will change with the Fund’s asset allocation; and the Index allocation will gradually become more conservative. When the Fund’s Composite Index changes, the composite’s new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite’s new allocation but rather reflects the Composite Index’s actual allocation during that period which may be different than the current Composite Index allocation. The Indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index.

Legg Mason Target Retirement Series 2012 Annual Report	37

Legg Mason Target Retirement 2025

Average annual total returns
Without sales charges[1]	Class A	Class C	Class FI	Class R	Class I
Twelve Months Ended 1/31/12	1.23%	0.48%	1.22%	0.98%	1.51%
Inception* through 1/31/12	2.91	2.16	2.90	2.66	3.20

With sales charges[2]	Class A	Class C	Class FI	Class R	Class I
Twelve Months Ended 1/31/12	-4.59%	-0.51%	1.22%	0.98%	1.51%
Inception* through 1/31/12	1.14	2.16	2.90	2.66	3.20

Cumulative total returns
Without sales charges[1]
Class A (Inception date of 8/29/08 through 1/31/12)	10.33%
Class C (Inception date of 8/29/08 through 1/31/12)	7.60
Class FI (Inception date of 8/29/08 through 1/31/12)	10.31
Class R (Inception date of 8/29/08 through 1/31/12)	9.40
Class I (Inception date of 8/29/08 through 1/31/12)	11.39

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

[1]

Assumes the investments of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable CDSC with respect to Class C shares.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 5.75%. Class C shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within one year from purchase payment.

*	Inception date for Class A, C, FI, R and I shares is August 29, 2008.

38	Legg Mason Target Retirement Series 2012 Annual Report

Funds performance (unaudited) (cont’d)

Legg Mason Target Retirement 2025

Historical performance

Value of $10,000 invested in

Class A, C, FI and R Shares of Legg Mason Target Retirement 2025 vs. Benchmark Indices† — August 29, 2008 - January 2012

Value of $1,000,000 invested in

Class I Shares of Legg Mason Target Retirement 2025 vs. Benchmark Indices† — August 29, 2008 - January 2012

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

†	Hypothetical illustration of $10,000 invested in Class A, C, FI and R shares and $1,000,000 invested in Class I shares of Legg Mason Target Retirement 2025 at inception on August 29, 2008, assuming the deduction of the maximum initial sales charge of 5.75% at the time of investment for Class A shares and the reinvestment of all distributions, including returns of capital, if any, at net asset value through January 31, 2012. The hypothetical illustration also assumes a $10,000 or $1,000,000 investment, as applicable, in the Dow Jones Target 2025 Index and Target Retirement 2025 Composite Index. The Dow Jones Target Date Indices (each an “Index” or collectively the “Indices”) are a series of indices designed as benchmarks for multi-asset class portfolios with risk profiles that become more conservative over time. Each Index is comprised of a set of equity, bond and cash sub-indices. The Index weightings among the major asset classes are adjusted monthly based on a published set of Index rules. The Indices with longer time horizons have higher allocations to equity securities, while the Indices with shorter time horizons replace some of their stock allocations with allocations to fixed-income securities and money market instruments. The Index returns reflect hypothetical back-tested performance. Back-tested performance information is purely hypothetical and is provided solely for informational purposes. The Target Retirement 2025 Composite Index is a hypothetical combination of unmanaged indices reflecting the Fund’s target asset allocation as of January 31, 2012. The Composite Index combines returns from the Russell 1000 Index (33.12%), MSCI EAFE Index (26.95%), Barclays Capital Global Aggregate ex-USD Index (12.52%), Barclays Capital U.S. Aggregate Index (10.53%), FTSE NAREIT All REITs Index (5%), Russell 2000 Index (5%), JPMorgan Emerging Markets Bond Index Plus (3.08%), MSCI Emerging Markets Index (3.05%) and Barclays Capital U.S. High Yield – 2% Issuer Cap Index (0.75%). The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada. The Barclays Capital Global Aggregate ex-USD Index tracks an international basket of government, corporate, agency and mortgage-related bonds. The Barclays Capital U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity. The FTSE NAREIT All REITs Index consists of all tax-qualified real estate investment trusts (“REITs”) listed on the New York Stock Exchange, American Stock Exchange or NASDAQ National Market List. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The JPMorgan Emerging Markets Bond Index Plus is a total return index that tracks the traded market for U.S. dollar-denominated Brady and other similar sovereign restructured bonds traded in the emerging markets. The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. The Barclays Capital U.S. High Yield – 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Barclays Capital U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market. Over time, the Composite Index will change with the Fund’s asset allocation; and the Index allocation will gradually become more conservative. When the Fund’s Composite Index changes, the composite’s new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite’s new allocation but rather reflects the Composite Index’s actual allocation during that period which may be different than the current Composite Index allocation. The Indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index.

Legg Mason Target Retirement Series 2012 Annual Report	39

Legg Mason Target Retirement 2030

Average annual total returns
Without sales charges[1]	Class A	Class C	Class FI	Class R	Class I
Twelve Months Ended 1/31/12	0.42%	-0.32%	0.51%	0.17%	0.74%
Inception* through 1/31/12	1.85	1.11	1.87	1.60	2.17

With sales charges[2]	Class A	Class C	Class FI	Class R	Class I
Twelve Months Ended 1/31/12	-5.38%	-1.30%	0.51%	0.17%	0.74%
Inception* through 1/31/12	0.09	1.11	1.87	1.60	2.17

Cumulative total returns
Without sales charges[1]
Class A (Inception date of 8/29/08 through 1/31/12)	6.47%
Class C (Inception date of 8/29/08 through 1/31/12)	3.85
Class FI (Inception date of 8/29/08 through 1/31/12)	6.57
Class R (Inception date of 8/29/08 through 1/31/12)	5.59
Class I (Inception date of 8/29/08 through 1/31/12)	7.63

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

[1]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable CDSC with respect to Class C shares.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 5.75%. Class C shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within one year from purchase payment.

*	Inception date for Class A, C, FI, R and I shares is August 29, 2008.

40	Legg Mason Target Retirement Series 2012 Annual Report

Funds performance (unaudited) (cont’d)

Legg Mason Target Retirement 2030

Historical performance

Value of $10,000 invested in

Class A, C, FI and R Shares of Legg Mason Target Retirement 2030 vs. Benchmark Indices† — August 29, 2008 - January 2012

Value of $1,000,000 invested in

Class I Shares of Legg Mason Target Retirement 2030 vs. Benchmark Indices† — August 29, 2008 - January 2012

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

†	Hypothetical illustration of $10,000 invested in Class A, C, FI and R shares and $1,000,000 invested in Class I shares of Legg Mason Target Retirement 2030 at inception on August 29, 2008, assuming the deduction of the maximum initial sales charge of 5.75% at the time of investment for Class A shares and the reinvestment of all distributions, including returns of capital, if any, at net asset value through January 31, 2012. The hypothetical illustration also assumes a $10,000 or $1,000,000 investment, as applicable, in the Dow Jones Target 2030 Index and Target Retirement 2030 Composite Index. The Dow Jones Target Date Indices (each an “Index” or collectively the “Indices”) are a series of indices designed as benchmarks for multi-asset class portfolios with risk profiles that become more conservative over time. Each Index is comprised of a set of equity, bond and cash sub-indices. The Index weightings among the major asset classes are adjusted monthly based on a published set of Index rules. The Indices with longer time horizons have higher allocations to equity securities, while the Indices with shorter time horizons replace some of their stock allocations with allocations to fixed-income securities and money market instruments. The Index returns reflect hypothetical back-tested performance. Back-tested performance information is purely hypothetical and is provided solely for informational purposes. The Target Retirement 2030 Composite Index is a hypothetical combination of unmanaged indices reflecting the Fund’s target asset allocation as of January 31, 2012. The Composite Index combines returns from the Russell 1000 Index (41.43%), MSCI EAFE Index (28.08%), Barclays Capital U.S. Aggregate Index (6.77%), FTSE NAREIT All REITs Index (5%), JPMorgan Emerging Markets Bond Index Plus (5%), Russell 2000 Index (5%), Barclays Capital Global Aggregate ex-USD Index (4.97%), MSCI Emerging Markets Index (1.92%) and Barclays Capital U.S. High Yield – 2% Issuer Cap Index (1.83%). The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada. The Barclays Capital U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity. The FTSE NAREIT All REITs Index consists of all tax-qualified real estate investment trusts (“REITs”) listed on the New York Stock Exchange, American Stock Exchange or NASDAQ National Market List. The JPMorgan Emerging Markets Bond Index Plus is a total return index that tracks the traded market for U.S. dollar-denominated Brady and other similar sovereign restructured bonds traded in the emerging markets. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The Barclays Capital Global Aggregate ex-USD Index tracks an international basket of government, corporate, agency and mortgage-related bonds. The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. The Barclays Capital U.S. High Yield – 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Barclays Capital U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market. Over time, the Composite Index will change with the Fund’s asset allocation; and the Index allocation will gradually become more conservative. When the Fund’s Composite Index changes, the composite’s new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite’s new allocation but rather reflects the Composite Index’s actual allocation during that period which may be different than the current Composite Index allocation. The Indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index.

Legg Mason Target Retirement Series 2012 Annual Report	41

Legg Mason Target Retirement 2035

Average annual total returns
Without sales charges[1]	Class A	Class C	Class FI	Class R	Class I
Twelve Months Ended 1/31/12	-0.39%	-1.12%	-0.40%	-0.63%	-0.15%
Inception* through 1/31/12	0.93	0.18	0.93	0.66	1.20

With sales charges[2]	Class A	Class C	Class FI	Class R	Class I
Twelve Months Ended 1/31/12	-6.13%	-2.10%	-0.40%	-0.63%	-0.15%
Inception* through 1/31/12	-0.81	0.18	0.93	0.66	1.20

Cumulative total returns
Without sales charges[1]
Class A (Inception date of 8/29/08 through 1/31/12)	3.23%
Class C (Inception date of 8/29/08 through 1/31/12)	0.61
Class FI (Inception date of 8/29/08 through 1/31/12)	3.21
Class R (Inception date of 8/29/08 through 1/31/12)	2.28
Class I (Inception date of 8/29/08 through 1/31/12)	4.17

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

[1]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable CDSC with respect to Class C shares.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 5.75%. Class C shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within one year from purchase payment.

*	Inception date for Class A, C, FI, R and I shares is August 29, 2008.

42	Legg Mason Target Retirement Series 2012 Annual Report

Funds performance (unaudited) (cont’d)

Legg Mason Target Retirement 2035

Historical performance

Value of $10,000 invested in

Class A, C, FI and R Shares of Legg Mason Target Retirement 2035 vs. Benchmark Indices† — August 29, 2008 - January 2012

Value of $1,000,000 invested in

Class I Shares of Legg Mason Target Retirement 2035 vs. Benchmark Indices† — August 29, 2008 - January 2012

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

†	Hypothetical illustration of $10,000 invested in Class A, C, FI and R shares and $1,000,000 invested in Class I shares of Legg Mason Target Retirement 2035 at inception on August 29, 2008, assuming the deduction of the maximum initial sales charge of 5.75% at the time of investment for Class A shares and the reinvestment of all distributions, including returns of capital, if any, at net asset value through January 31, 2012. The hypothetical illustration also assumes a $10,000 or $1,000,000 investment, as applicable, in the Dow Jones Target 2035 Index and Target Retirement 2035 Composite Index. The Dow Jones Target Date Indices (each an “Index” or collectively the “Indices”) are a series of indices designed as benchmarks for multi-asset class portfolios with risk profiles that become more conservative over time. Each Index is comprised of a set of equity, bond and cash sub-indices. The Index weightings among the major asset classes are adjusted monthly based on a published set of Index rules. The Indices with longer time horizons have higher allocations to equity securities, while the Indices with shorter time horizons replace some of their stock allocations with allocations to fixed-income securities and money market instruments. The Index returns reflect hypothetical back-tested performance. Back-tested performance information is purely hypothetical and is provided solely for informational purposes. The Target Retirement 2035 Composite Index is a hypothetical combination of unmanaged indices reflecting the Fund’s target asset allocation as of January 31, 2012. The Composite Index combines returns from the Russell 1000 Index (52%), MSCI EAFE Index (28.27%), FTSE NAREIT All REITs Index (5%), JPMorgan Emerging Markets Bond Index Plus (5%), Russell 2000 Index (5%), Barclays Capital U.S. Aggregate Index (3%) and MSCI Emerging Markets Index (1.73%). The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada. The FTSE NAREIT All REITs Index consists of all tax-qualified real estate investment trusts (“REITs”) listed on the New York Stock Exchange, American Stock Exchange or NASDAQ National Market List. The JPMorgan Emerging Markets Bond Index Plus is a total return index that tracks the traded market for U.S. dollar-denominated Brady and other similar sovereign restructured bonds traded in the emerging markets. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The Barclays Capital U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity. The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. Over time, the Composite Index will change with the Fund’s asset allocation; and the Index allocation will gradually become more conservative. When the Fund’s Composite Index changes, the composite’s new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite’s new allocation but rather reflects the Composite Index’s actual allocation during that period which may be different than the current Composite Index allocation. The Indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index.

Legg Mason Target Retirement Series 2012 Annual Report	43

Legg Mason Target Retirement 2040

Average annual total returns
Without sales charges[1]	Class A	Class C	Class FI	Class R	Class I
Twelve Months Ended 1/31/12	-0.02%	-0.76%	0.06%	-0.27%	0.24%
Inception* through 1/31/12	1.15	0.42	1.17	0.90	1.44

With sales charges[2]	Class A	Class C	Class FI	Class R	Class I
Twelve Months Ended 1/31/12	-5.73%	-1.74%	0.06%	-0.27%	0.24%
Inception* through 1/31/12	-0.59	0.42	1.17	0.90	1.44

Cumulative total returns
Without sales charges[1]
Class A (Inception date of 8/29/08 through 1/31/12)	3.99%
Class C (Inception date of 8/29/08 through 1/31/12)	1.44
Class FI (Inception date of 8/29/08 through 1/31/12)	4.06
Class R (Inception date of 8/29/08 through 1/31/12)	3.11
Class I (Inception date of 8/29/08 through 1/31/12)	5.03

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

[1]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable CDSC with respect to Class C shares.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 5.75%. Class C shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within one year from purchase payment.

*	Inception date for Class A, C, FI, R and I shares is August 29, 2008.

44	Legg Mason Target Retirement Series 2012 Annual Report

Funds performance (unaudited) (cont’d)

Legg Mason Target Retirement 2040

Historical performance

Value of $10,000 invested in

Class A, C, FI and R Shares of Legg Mason Target Retirement 2040 vs. Benchmark Indices† — August 29, 2008 - January 2012

Value of $1,000,000 invested in

Class I Shares of Legg Mason Target Retirement 2040 vs. Benchmark Indices† — August 29, 2008 - January 2012

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

†	Hypothetical illustration of $10,000 invested in Class A, C, FI and R shares and $1,000,000 invested in Class I shares of Legg Mason Target Retirement 2040 at inception on August 29, 2008, assuming the deduction of the maximum initial sales charge of 5.75% at the time of investment for Class A shares and the reinvestment of all distributions, including returns of capital, if any, at net asset value through January 31, 2012. The hypothetical illustration also assumes a $10,000 or $1,000,000 investment, as applicable, in the Dow Jones Target 2040 Index and Target Retirement 2040 Composite Index. The Dow Jones Target Date Indices (each an “Index” or collectively the “Indices”) are a series of indices designed as benchmarks for multi-asset class portfolios with risk profiles that become more conservative over time. Each Index is comprised of a set of equity, bond and cash sub-indices. The Index weightings among the major asset classes are adjusted monthly based on a published set of Index rules. The Indices with longer time horizons have higher allocations to equity securities, while the Indices with shorter time horizons replace some of their stock allocations with allocations to fixed-income securities and money market instruments. The Index returns reflect hypothetical back-tested performance. Back-tested performance information is purely hypothetical and is provided solely for informational purposes. The Target Retirement 2040 Composite Index is a hypothetical combination of unmanaged indices reflecting the Fund’s target asset allocation as of January 31, 2012. The Composite Index combines returns from the Russell 1000 Index (51%), MSCI EAFE Index (25.66%), Russell 2000 Index (7.57%), FTSE NAREIT All REITs Index (5%), MSCI Emerging Markets Index (4.34%), JPMorgan Emerging Markets Bond Index Plus (3.43%) and Barclays Capital U.S. Aggregate Index (3%). The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The FTSE NAREIT All REITs Index consists of all tax-qualified real estate investment trusts (“REITs”) listed on the New York Stock Exchange, American Stock Exchange or NASDAQ National Market List. The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. The JPMorgan Emerging Markets Bond Index Plus is a total return index that tracks the traded market for U.S. dollar-denominated Brady and other similar sovereign restructured bonds traded in the emerging markets. The Barclays Capital U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity. Over time, the Composite Index will change with the Fund’s asset allocation; and the Index allocation will gradually become more conservative. When the Fund’s Composite Index changes, the composite’s new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite’s new allocation but rather reflects the Composite Index’s actual allocation during that period which may be different than the current Composite Index allocation. The Indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index.

Legg Mason Target Retirement Series 2012 Annual Report	45

Legg Mason Target Retirement 2045

Average annual total returns
Without sales charges[1]	Class A	Class C	Class FI	Class R	Class I
Twelve Months Ended 1/31/12	-0.60%	-1.34%	-0.60%	-0.85%	-0.33%
Inception* through 1/31/12	0.96	0.23	0.95	0.71	1.23

With sales charges[2]	Class A	Class C	Class FI	Class R	Class I
Twelve Months Ended 1/31/12	-6.29%	-2.32%	-0.60%	-0.85%	-0.33%
Inception* through 1/31/12	-0.78	0.23	0.95	0.71	1.23

Cumulative total returns
Without sales charges[1]
Class A (Inception date of 8/29/08 through 1/31/12)	3.31%
Class C (Inception date of 8/29/08 through 1/31/12)	0.78
Class FI (Inception date of 8/29/08 through 1/31/12)	3.31
Class R (Inception date of 8/29/08 through 1/31/12)	2.45
Class I (Inception date of 8/29/08 through 1/31/12)	4.28

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

[1]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable CDSC with respect to Class C shares.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 5.75%. Class C shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within one year from purchase payment.

*	Inception date for Class A, C, FI, R and I shares is August 29, 2008.

46	Legg Mason Target Retirement Series 2012 Annual Report

Funds performance (unaudited) (cont’d)

Legg Mason Target Retirement 2045

Historical performance

Value of $10,000 invested in

Class A, C, FI and R Shares of Legg Mason Target Retirement 2045 vs. Benchmark Indices† — August 29, 2008 - January 2012

Value of $1,000,000 invested in

Class I Shares of Legg Mason Target Retirement 2045 vs. Benchmark Indices† — August 29, 2008 - January 2012

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

†	Hypothetical illustration of $10,000 invested in Class A, C, FI and R shares and $1,000,000 invested in Class I shares of Legg Mason Target Retirement 2045 at inception on August 29, 2008, assuming the deduction of the maximum initial sales charge of 5.75% at the time of investment for Class A shares and the reinvestment of all distributions, including returns of capital, if any, at net asset value through January 31, 2012. The hypothetical illustration also assumes a $10,000 or $ 1,000,000 investment, as applicable, in the Dow Jones Target 2045 Index and Target Retirement 2045 Composite Index. The Dow Jones Target Date Indices (each an “Index” or collectively the “Indices”) are a series of indices designed as benchmarks for multi-asset class portfolios with risk profiles that become more conservative over time. Each Index is comprised of a set of equity, bond and cash sub-indices. The Index weightings among the major asset classes are adjusted monthly based on a published set of Index rules. The Indices with longer time horizons have higher allocations to equity securities, while the Indices with shorter time horizons replace some of their stock allocations with allocations to fixed-income securities and money market instruments. The Index returns reflect hypothetical back-tested performance. Back-tested performance information is purely hypothetical and is provided solely for informational purposes. The Target Retirement 2045 Composite Index is a hypothetical combination of unmanaged indices reflecting the Fund’s target asset allocation as of January 31, 2012. The Composite Index combines returns from the Russell 1000 Index (51%), MSCI EAFE Index (25.66%), Russell 2000 Index (7.57%), FTSE NAREIT All REITs Index (5%), MSCI Emerging Markets Index (4.34%), JPMorgan Emerging Markets Bond Index Plus (3.43%) and Barclays Capital U.S. Aggregate Index (3%). The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The FTSE NAREIT All REITs Index consists of all tax-qualified real estate investment trusts (“REITs”) listed on the New York Stock Exchange, American Stock Exchange or NASDAQ National Market List. The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. The JPMorgan Emerging Markets Bond Index Plus is a total return index that tracks the traded market for U.S. dollar-denominated Brady and other similar sovereign restructured bonds traded in the emerging markets. The Barclays Capital U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity. Over time, the Composite Index will change with the Fund’s asset allocation; and the Index allocation will gradually become more conservative. When the Fund’s Composite Index changes, the composite’s new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite’s new allocation but rather reflects the Composite Index’s actual allocation during that period which may be different than the current Composite Index allocation. The Indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index.

Legg Mason Target Retirement Series 2012 Annual Report	47

Legg Mason Target Retirement 2050

Average annual total returns
Without sales charges[1]	Class A	Class C	Class FI	Class R	Class I
Twelve Months Ended 1/31/12	-0.38%	-1.11%	-0.47%	-0.54%	-0.05%
Inception* through 1/31/12	1.07	0.33	1.04	0.82	1.36

With sales charges[2]	Class A	Class C	Class FI	Class R	Class I
Twelve Months Ended 1/31/12	-6.07%	-2.09%	-0.47%	-0.54%	-0.05%
Inception* through 1/31/12	-0.67	0.33	1.04	0.82	1.36

Cumulative total returns
Without sales charges[1]
Class A (Inception date of 8/29/08 through 1/31/12)	3.73%
Class C (Inception date of 8/29/08 through 1/31/12)	1.15
Class FI (Inception date of 8/29/08 through 1/31/12)	3.61
Class R (Inception date of 8/29/08 through 1/31/12)	2.84
Class I (Inception date of 8/29/08 through 1/31/12)	4.74

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

[1]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable CDSC with respect to Class C shares.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 5.75%. Class C shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within one year from purchase payment.

*	Inception date for Class A, C, FI, R and I shares is August 29, 2008.

48	Legg Mason Target Retirement Series 2012 Annual Report

Funds performance (unaudited) (cont’d)

Legg Mason Target Retirement 2050

Historical performance

Value of $10,000 invested in

Class A, C, FI and R Shares of Legg Mason Target Retirement 2050 vs. Benchmark Indices† — August 29, 2008 - January 2012

Value of $1,000,000 invested in

Class I Shares of Legg Mason Target Retirement 2050 vs. Benchmark Indices† — August 29, 2008 - January 2012

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

†	Hypothetical illustration of $10,000 invested in Class A, C, FI and R shares and $1,000,000 invested in Class I shares of Legg Mason Target Retirement 2050 at inception on August 29, 2008, assuming the deduction of the maximum initial sales charge of 5.75% at the time of investment for Class A shares and the reinvestment of all distributions, including returns of capital, if any, at net asset value through January 31, 2012. The hypothetical illustration also assumes a $10,000 or $1,000,000 investment, as applicable, in the Dow Jones Target 2050 Index and Target Retirement 2050 Composite Index. The Dow Jones Target Date Indices (each an “Index” or collectively the “Indices”) are a series of indices designed as benchmarks for multi-asset class portfolios with risk profiles that become more conservative over time. Each Index is comprised of a set of equity, bond and cash sub-indices. The Index weightings among the major asset classes are adjusted monthly based on a published set of Index rules. The Indices with longer time horizons have higher allocations to equity securities, while the Indices with shorter time horizons replace some of their stock allocations with allocations to fixed-income securities and money market instruments. The Index returns reflect hypothetical back-tested performance. Back-tested performance information is purely hypothetical and is provided solely for informational purposes. The Target Retirement 2050 Composite Index is a hypothetical combination of unmanaged indices reflecting the Fund’s target asset allocation as of January 31, 2012. The Composite Index combines returns from the Russell 1000 Index (51%), MSCI EAFE Index (25.66%), Russell 2000 Index (7.57%), FTSE NAREIT All REITs Index (5%), MSCI Emerging Markets Index (4.34%), JPMorgan Emerging Markets Bond Index Plus (3.43%) and Barclays Capital U.S. Aggregate Index (3%). The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The FTSE NAREIT All REITs Index consists of all tax-qualified real estate investment trusts (“REITs”) listed on the New York Stock Exchange, American Stock Exchange or NASDAQ National Market List. The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. The JPMorgan Emerging Markets Bond Index Plus is a total return index that tracks the traded market for U.S. dollar-denominated Brady and other similar sovereign restructured bonds traded in the emerging markets. The Barclays Capital U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity. Over time, the Composite Index will change with the Fund’s asset allocation; and the Index allocation will gradually become more conservative. When the Fund’s Composite Index changes, the composite’s new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite’s new allocation but rather reflects the Composite Index’s actual allocation during that period which may be different than the current Composite Index allocation. The Indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index.

Legg Mason Target Retirement Series 2012 Annual Report	49

Legg Mason Target Retirement Fund

Average annual total returns
Without sales charges[1]	Class A	Class C	Class FI	Class R	Class I
Twelve Months Ended 1/31/12	4.36%	3.51%	4.27%	4.02%	4.64%
Inception* through 1/31/12	6.98	6.17	6.95	6.69	7.28

With sales charges[2]	Class A	Class C	Class FI	Class R	Class I
Twelve Months Ended 1/31/12	-1.63%	2.51%	4.27%	4.02%	4.64%
Inception* through 1/31/12	5.14	6.17	6.95	6.69	7.28

Cumulative total returns
Without sales charges[1]
Class A (Inception date of 8/29/08 through 1/31/12)	26.03%
Class C (Inception date of 8/29/08 through 1/31/12)	22.78
Class FI (Inception date of 8/29/08 through 1/31/12)	25.91
Class R (Inception date of 8/29/08 through 1/31/12)	24.86
Class I (Inception date of 8/29/08 through 1/31/12)	27.22

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

[1]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable CDSC with respect to Class C shares.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 5.75%. Class C shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within one year from purchase payment.

*	Inception date for Class A, C, FI, R and I shares is August 29, 2008.

50	Legg Mason Target Retirement Series 2012 Annual Report

Funds performance (unaudited) (cont’d)

Legg Mason Target Retirement Fund

Historical performance

Value of $10,000 invested in

Class A, C, FI and R Shares of Legg Mason Target Retirement Fund vs. Benchmark Indices† — August 29, 2008 - January 2012

Value of $1,000,000 invested in

Class I Shares of Legg Mason Target Retirement Fund vs. Benchmark Indices† — August 29, 2008 - January 2012

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

†	Hypothetical illustration of $10,000 invested in Class A, C, FI and R shares and $1,000,000 invested in Class I shares of Legg Mason Target Retirement Fund at inception on August 29, 2008, assuming the deduction of the maximum initial sales charge of 5.75% at the time of investment for Class A shares and the reinvestment of all distributions, including returns of capital, if any, at net asset value through January 31, 2012. The hypothetical illustration also assumes a $10,000 or $1,000,000 investment, as applicable, in the Russell 3000 Index, MSCI EAFE Index (Gross), Barclays Capital U.S. Aggregate Index and Target Retirement Fund Composite Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market. The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada. The Barclays Capital U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity. The Target Retirement Fund Composite Index is a hypothetical combination of unmanaged indices reflecting the Fund’s target asset allocation as of January 31, 2012. The Composite Index combines returns from the Barclays Capital U.S. Aggregate Index (42.18%), Barclays Capital Global Aggregate ex-USD Index (15%), MSCI EAFE Index (13.91%), Russell 1000 Index (8.3%), Barclays Capital U.S. High Yield – 2% Issuer Cap Index (7.39%), FTSE NAREIT All REITs Index (5%), Russell 2000 Index (5%) and MSCI Emerging Markets Index (3.22%). The Barclays Capital Global Aggregate ex-USD Index tracks an international basket of government, corporate, agency and mortgage-related bonds. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Barclays Capital U.S. High Yield – 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Barclays Capital U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market. The FTSE NAREIT All REITs Index consists of all tax-qualified real estate investment trusts (“REITs”) listed on the New York Stock Exchange, American Stock Exchange or NASDAQ National Market List. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. The Indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index.

Legg Mason Target Retirement Series 2012 Annual Report	51

Schedules of investments

January 31, 2012

Legg Mason Target Retirement 2015

Description			Shares	Value
Investments in Underlying Funds — 84.9%
iShares Trust:
iShares MSCI EAFE Index Fund			7,307	$380,987
iShares Russell 1000 Growth Index Fund			1,697	103,992
iShares Russell 1000 Value Index Fund			3,730	245,844
iShares Russell 2000 Index Fund			1,059	83,735
Legg Mason Capital Management Growth Trust, Inc., Class I Shares			3,002	70,064	*(a)
Legg Mason Capital Management Value Trust, Inc., Class I Shares			1,514	69,859	(a)
Legg Mason Charles Street Trust, Inc. — Legg Mason BW Global Opportunities Bond Fund, Class IS Shares			50,448	564,515	(a)
Legg Mason Global Asset Management Trust — Legg Mason Strategic Real Return Fund, Class IS Shares			14,323	196,222	(a)
Legg Mason Global Trust, Inc.:
Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares			4,266	88,697	(a)
Legg Mason Batterymarch International Equity Trust, Class IS Shares			19,436	228,951	(a)
Legg Mason Partners Equity Trust:
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares			9,618	104,832	(a)
Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares			558	70,205	*(a)
Legg Mason ClearBridge Appreciation Fund, Class IS Shares			7,364	104,937	(a)
Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares			28,542	229,765	(a)
The Royce Fund — Royce Value Fund, Institutional Class Shares			8,500	100,725	(a)
Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, ETF Shares			1,733	73,341
Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares			3,007	185,472
Western Asset Funds, Inc.:
Western Asset Core Bond Portfolio, Class IS Shares			78,040	936,483	(a)
Western Asset High Yield Portfolio, Class IS Shares			9,231	78,554	(a)
Total Investments in Underlying Funds (Cost — $3,526,170)				3,917,180

Security		Expiration Date	Contracts
Purchased Options — 0.5%
E-mini S&P 500 Index Futures, Put @ $1,075		12/21/12	3	6,570
S&P 500 Index Futures, Put @ $1,025		12/21/12	2	17,700
Total Purchased Options (Cost — $54,329)				24,270
Total Investments in Underlying Funds before Short-Term Investments (Cost — $3,580,499)				3,941,450

	Rate	Maturity Date	Face Amount
Short-Term Investments — 15.7%
Repurchase Agreements — 15.7%
Interest in $289,360,000 joint tri-party repurchase agreement dated 1/31/12 with Deutsche Bank Securities Inc.; Proceeds at maturity — $722,004; (Fully collateralized by various U.S. government agency obligations, 0.000% to 2.500% due 2/22/12 to 8/25/16; Market value — $736,442) (Cost — $722,000)	0.220%	2/1/12	$722,000	722,000
Total Investments — 101.1% (Cost — $4,302,499#)				4,663,450
Liabilities in Excess of Other Assets — (1.1)%				(48,850)
Total Net Assets — 100.0%				$4,614,600

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc.

#	Aggregate cost for federal income tax purposes is $4,520,992.

See Notes to Financial Statements.

52	Legg Mason Target Retirement Series 2012 Annual Report

Schedules of investments (cont’d)

January 31, 2012

Legg Mason Target Retirement 2020

Description	Shares	Value
Investments in Underlying Funds — 99.5%
iShares Trust:
iShares MSCI EAFE Index Fund	9,084	$473,640
iShares Russell 1000 Growth Index Fund	2,239	137,206
iShares Russell 1000 Value Index Fund	4,937	325,398
iShares Russell 2000 Index Fund	1,198	94,726
Legg Mason Capital Management Growth Trust, Inc., Class I Shares	5,166	120,566	*(a)
Legg Mason Capital Management Value Trust, Inc., Class I Shares	2,779	128,182	(a)
Legg Mason Charles Street Trust, Inc. — Legg Mason BW Global Opportunities Bond Fund, Class IS Shares	52,947	592,477	(a)
Legg Mason Global Asset Management Trust — Legg Mason Strategic Real Return Fund, Class IS Shares	17,789	243,710	(a)
Legg Mason Global Trust, Inc.:
Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	6,550	136,182	(a)
Legg Mason Batterymarch International Equity Trust, Class IS Shares	30,277	356,659	(a)
Legg Mason Partners Equity Trust:
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	16,278	177,435	(a)
Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	976	122,775	*(a)
Legg Mason ClearBridge Appreciation Fund, Class IS Shares	12,780	182,117	(a)
Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	43,907	353,449	(a)
The Royce Fund — Royce Value Fund, Institutional Class Shares	13,073	154,914	(a)
Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, ETF Shares	1,993	84,344
Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	3,893	240,120
Western Asset Funds, Inc.:
Western Asset Core Bond Portfolio, Class IS Shares	69,373	832,475	(a)
Western Asset High Yield Portfolio, Class IS Shares	3,101	26,388	(a)
Total Investments in Underlying Funds — 99.5% (Cost — $4,103,320#)		4,782,763
Other Assets in Excess of Liabilities — 0.5%		23,842
Total Net Assets — 100.0%		$4,806,605

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc.

#	Aggregate cost for federal income tax purposes is $4,305,382.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2012 Annual Report	53

Legg Mason Target Retirement 2025

Description	Shares	Value
Investments in Underlying Funds — 99.9%
iShares Trust:
iShares MSCI EAFE Index Fund	11,601	$604,876
iShares Russell 1000 Growth Index Fund	3,219	197,260
iShares Russell 1000 Value Index Fund	7,141	470,663
iShares Russell 2000 Index Fund	1,571	124,219
Legg Mason Capital Management Growth Trust, Inc., Class I Shares	7,634	178,175	*(a)
Legg Mason Capital Management Value Trust, Inc., Class I Shares	3,950	182,199	(a)
Legg Mason Charles Street Trust, Inc. — Legg Mason BW Global Opportunities Bond Fund, Class IS Shares	61,745	690,924	(a)
Legg Mason Global Asset Management Trust — Legg Mason Strategic Real Return Fund, Class IS Shares	21,309	291,938	(a)
Legg Mason Global Trust, Inc.:
Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	6,442	133,930	(a)
Legg Mason Batterymarch International Equity Trust, Class IS Shares	38,236	450,415	(a)
Legg Mason Partners Equity Trust:
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	24,930	271,736	(a)
Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	1,430	179,982	*(a)
Legg Mason ClearBridge Appreciation Fund, Class IS Shares	19,202	273,635	(a)
Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	56,712	456,531	(a)
Legg Mason Partners Income Trust — Western Asset Emerging Markets Debt Portfolio, Class I Shares	17,439	95,043	(a)
The Royce Fund — Royce Value Fund, Institutional Class Shares	15,362	182,043	(a)
Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, ETF Shares	1,812	76,684
Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	4,830	297,914
Western Asset Funds, Inc.:
Western Asset Core Bond Portfolio, Class IS Shares	54,811	657,738	(a)
Western Asset High Yield Portfolio, Class IS Shares	2,733	23,259	(a)
Total Investments in Underlying Funds — 99.9% (Cost — $5,105,108#)		5,839,164
Other Assets in Excess of Liabilities — 0.1%		7,999
Total Net Assets — 100.0%		$5,847,163

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc.

#	Aggregate cost for federal income tax purposes is $5,295,671.

See Notes to Financial Statements.

54	Legg Mason Target Retirement Series 2012 Annual Report

Schedules of investments (cont’d)

January 31, 2012

Legg Mason Target Retirement 2030

Description	Shares	Value
Investments in Underlying Funds — 99.7%
iShares Trust:
iShares MSCI EAFE Index Fund	9,803	$511,128
iShares Russell 1000 Growth Index Fund	3,304	202,469
iShares Russell 1000 Value Index Fund	7,241	477,254
iShares Russell 2000 Index Fund	1,256	99,312
Legg Mason Capital Management Growth Trust, Inc., Class I Shares	7,188	167,780	*(a)
Legg Mason Capital Management Value Trust, Inc., Class I Shares	3,633	167,606	(a)
Legg Mason Charles Street Trust, Inc. — Legg Mason BW Global Opportunities Bond Fund, Class IS Shares	38,682	432,856	(a)
Legg Mason Global Trust, Inc.:
Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	3,197	66,462	(a)
Legg Mason Batterymarch International Equity Trust, Class IS Shares	31,762	374,162	(a)
Legg Mason Partners Equity Trust:
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	23,040	251,138	(a)
Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	1,335	168,009	*(a)
Legg Mason ClearBridge Appreciation Fund, Class IS Shares	17,610	250,943	(a)
Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	46,623	375,315	(a)
Legg Mason Partners Income Trust — Western Asset Emerging Markets Debt Portfolio, Class I Shares	26,687	145,443	(a)
The Royce Fund — Royce Value Fund, Institutional Class Shares	12,591	149,204	(a)
Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, ETF Shares	1,048	44,351
Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	3,761	231,979
Western Asset Funds, Inc.:
Western Asset Core Bond Portfolio, Class IS Shares	31,589	379,064	(a)
Western Asset High Yield Portfolio, Class IS Shares	4,284	36,458	(a)
Total Investments in Underlying Funds — 99.7% (Cost — $3,850,810#)		4,530,933
Other Assets in Excess of Liabilities — 0.3%		15,632
Total Net Assets — 100.0%		$4,546,565

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc.

#	Aggregate cost for federal income tax purposes is $4,061,096.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2012 Annual Report	55

Legg Mason Target Retirement 2035

Description	Shares	Value
Investments in Underlying Funds — 100.1%
iShares Trust:
iShares MSCI EAFE Index Fund	8,487	$442,512
iShares Russell 1000 Growth Index Fund	3,493	214,051
iShares Russell 1000 Value Index Fund	7,676	505,925
iShares Russell 2000 Index Fund	990	78,279
Legg Mason Capital Management Growth Trust, Inc., Class I Shares	8,117	189,449	*(a)
Legg Mason Capital Management Value Trust, Inc., Class I Shares	3,887	179,293	(a)
Legg Mason Charles Street Trust, Inc. — Legg Mason BW Global Opportunities Bond Fund, Class IS Shares	8,681	97,145	(a)
Legg Mason Global Trust, Inc.:
Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	1,604	33,349	(a)
Legg Mason Batterymarch International Equity Trust, Class IS Shares	27,904	328,715	(a)
Legg Mason Partners Equity Trust:
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	24,393	265,886	(a)
Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	1,414	177,929	*(a)
Legg Mason ClearBridge Appreciation Fund, Class IS Shares	18,643	265,663	(a)
Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	42,170	339,472	(a)
Legg Mason Partners Income Trust — Western Asset Emerging Markets Debt Portfolio, Class I Shares	29,684	161,776	(a)
The Royce Fund — Royce Value Fund, Institutional Class Shares	10,256	121,528	(a)
Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, ETF Shares	516	21,837
Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	3,116	192,195
Western Asset Funds, Inc.:
Western Asset Core Bond Portfolio, Class IS Shares	15,873	190,474	(a)
Western Asset High Yield Portfolio, Class IS Shares	7,979	67,901	(a)
Total Investments in Underlying Funds — 100.1% (Cost — $3,315,961#)		3,873,379
Liabilities in Excess of Other Assets — (0.1)%		(4,699)
Total Net Assets — 100.0%		$3,868,680

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc.

#	Aggregate cost for federal income tax purposes is $3,467,866.

See Notes to Financial Statements.

56	Legg Mason Target Retirement Series 2012 Annual Report

Schedules of investments (cont’d)

January 31, 2012

Legg Mason Target Retirement 2040

Description	Shares	Value
Investments in Underlying Funds — 99.8%
iShares Trust:
iShares MSCI EAFE Index Fund	8,013	$417,798
iShares Russell 1000 Growth Index Fund	4,016	246,101
iShares Russell 1000 Value Index Fund	8,785	579,019
iShares Russell 2000 Index Fund	1,357	107,298
Legg Mason Capital Management Growth Trust, Inc., Class I Shares	8,939	208,630	*(a)
Legg Mason Capital Management Value Trust, Inc., Class I Shares	4,603	212,333	(a)
Legg Mason Global Trust, Inc.:
Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	3,537	73,533	(a)
Legg Mason Batterymarch International Equity Trust, Class IS Shares	26,644	313,868	(a)
Legg Mason Partners Equity Trust:
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	28,273	308,174	(a)
Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	1,695	213,257	*(a)
Legg Mason ClearBridge Appreciation Fund, Class IS Shares	21,335	304,028	(a)
Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	38,421	309,292	(a)
Legg Mason Partners Income Trust — Western Asset Emerging Markets Debt Portfolio, Class I Shares	33,533	182,757	(a)
The Royce Fund — Royce Value Fund, Institutional Class Shares	13,116	155,429	(a)
Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, ETF Shares	1,161	49,134
Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	3,272	201,817
Western Asset Funds, Inc. — Western Asset Core Bond Portfolio, Class IS Shares	10,213	122,552	(a)
Total Investments in Underlying Funds — 99.8% (Cost — $3,417,394#)		4,005,020
Other Assets in Excess of Liabilities — 0.2%		6,180
Total Net Assets — 100.0%		$4,011,200

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc.

#	Aggregate cost for federal income tax purposes is $3,606,584.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2012 Annual Report	57

Legg Mason Target Retirement 2045

Description	Shares	Value
Investments in Underlying Funds — 99.8%
iShares Trust:
iShares MSCI EAFE Index Fund	4,783	$249,386
iShares Russell 1000 Growth Index Fund	2,498	153,077
iShares Russell 1000 Value Index Fund	5,436	358,287
iShares Russell 2000 Index Fund	957	75,670
Legg Mason Capital Management Growth Trust, Inc., Class I Shares	5,703	133,108	*(a)
Legg Mason Capital Management Value Trust, Inc., Class I Shares	2,886	133,118	(a)
Legg Mason Global Trust, Inc.:
Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	2,824	58,714	(a)
Legg Mason Batterymarch International Equity Trust, Class IS Shares	15,363	180,978	(a)
Legg Mason Partners Equity Trust:
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	18,502	201,670	(a)
Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	1,094	137,660	*(a)
Legg Mason ClearBridge Appreciation Fund, Class IS Shares	13,746	195,882	(a)
Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	22,876	184,151	(a)
Legg Mason Partners Income Trust — Western Asset Emerging Markets Debt Portfolio, Class I Shares	16,188	88,225	(a)
The Royce Fund — Royce Value Fund, Institutional Class Shares	9,500	112,575	(a)
Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, ETF Shares	918	38,850
Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	1,972	121,633
Western Asset Funds, Inc. — Western Asset Core Bond Portfolio, Class IS Shares	5,875	70,496	(a)
Total Investments in Underlying Funds — 99.8% (Cost — $2,087,229#)		2,493,480
Other Assets in Excess of Liabilities — 0.2%		5,300
Total Net Assets — 100.0%		$2,498,780

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc.

#	Aggregate cost for federal income tax purposes is $2,257,089.

See Notes to Financial Statements.

58	Legg Mason Target Retirement Series 2012 Annual Report

Schedules of investments (cont’d)

January 31, 2012

Legg Mason Target Retirement 2050

Description	Shares	Value
Investments in Underlying Funds — 101.4%
iShares Trust:
iShares MSCI EAFE Index Fund	4,555	$237,498
iShares Russell 1000 Growth Index Fund	2,445	149,830
iShares Russell 1000 Value Index Fund	5,277	347,807
iShares Russell 2000 Index Fund	1,000	79,070
Legg Mason Capital Management Growth Trust, Inc., Class I Shares	5,271	123,034	*(a)
Legg Mason Capital Management Value Trust, Inc., Class I Shares	2,817	129,952	(a)
Legg Mason Global Trust, Inc.:
Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	2,716	56,468	(a)
Legg Mason Batterymarch International Equity Trust, Class IS Shares	13,892	163,652	(a)
Legg Mason Partners Equity Trust:
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	17,149	186,928	(a)
Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	996	125,286	*(a)
Legg Mason ClearBridge Appreciation Fund, Class IS Shares	13,051	185,972	(a)
Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	20,947	168,626	(a)
Legg Mason Partners Income Trust — Western Asset Emerging Markets Debt Portfolio, Class I Shares	15,282	83,289	(a)
The Royce Fund — Royce Value Fund, Institutional Class Shares	8,892	105,365	(a)
Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, ETF Shares	975	41,262
Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	1,979	122,065
Western Asset Funds, Inc. — Western Asset Core Bond Portfolio, Class IS Shares	6,092	73,104	(a)
Total Investments in Underlying Funds — 101.4% (Cost — $2,045,310#)		2,379,208
Liabilities in Excess of Other Assets — (1.4)%		(33,533)
Total Net Assets — 100.0%		$2,345,675

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc.

#	Aggregate cost for federal income tax purposes is $2,185,289.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2012 Annual Report	59

Legg Mason Target Retirement Fund

Description	Shares	Value
Investments in Underlying Funds — 100.0%
iShares Trust
iShares MSCI EAFE Index Fund	2,486	$129,620
iShares Russell 1000 Growth Index Fund	400	24,512
iShares Russell 1000 Value Index Fund	820	54,046
iShares Russell 2000 Index Fund	610	48,233
Legg Mason Capital Management Growth Trust, Inc., Class I Shares	832	19,426	*(a)
Legg Mason Capital Management Value Trust, Inc., Class I Shares	398	18,381	(a)
Legg Mason Charles Street Trust, Inc. — Legg Mason BW Global Opportunities Bond Fund, Class IS Shares	28,907	323,465	(a)
Legg Mason Global Asset Management Trust — Legg Mason Strategic Real Return Fund, Class IS Shares	8,468	116,017	(a)
Legg Mason Global Trust, Inc.:
Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	2,242	46,621	(a)
Legg Mason Batterymarch International Equity Trust, Class IS Shares	8,279	97,530	(a)
Legg Mason Partners Equity Trust:
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	2,637	28,742	(a)
Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	155	19,508	*(a)
Legg Mason ClearBridge Appreciation Fund, Class IS Shares	2,048	29,191	(a)
Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	12,080	97,240	(a)
The Royce Fund — Royce Value Fund, Institutional Class Shares	6,057	71,777	(a)
Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, ETF Shares	723	30,597
Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	1,908	117,686
Western Asset Funds, Inc.:
Western Asset Core Bond Portfolio, Class IS Shares	75,170	902,036	(a)
Western Asset High Yield Portfolio, Class IS Shares	18,553	157,886	(a)
Total Investments in Underlying Funds — 100.0% (Cost — $1,983,882#)		2,332,514
Other Assets in Excess of Liabilities — 0.0%		371
Total Net Assets — 100.0%		$2,332,885

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc.

#	Aggregate cost for federal income tax purposes is $2,073,004.

See Notes to Financial Statements.

60	Legg Mason Target Retirement Series 2012 Annual Report

Statements of assets and liabilities

January 31, 2012

	Legg Mason Target Retirement 2015	Legg Mason Target Retirement 2020	Legg Mason Target Retirement 2025

Assets:
Investments in affiliated Underlying Funds, at cost	$2,544,635	$2,954,654	$3,573,984
Investments in unaffiliated Underlying Funds and investments, at cost	1,035,864	1,148,666	1,531,124
Repurchase agreements, at cost	722,000	—	—
Investments in affiliated Underlying Funds, at value	$2,843,809	$3,427,329	$4,067,548
Investments in unaffiliated Underlying Funds and investments, at value	1,097,641	1,355,434	1,771,616
Repurchase agreements, at value	722,000	—	—
Cash	901	23,484	20,549
Receivable from investment manager	16,349	16,398	15,710
Receivable for Fund shares sold	8,969	33,084	57,855
Interest receivable	4	—	—
Receivable for Underlying Funds sold	—	18,900	41,100
Prepaid expenses	5,142	5,238	5,160
Total Assets	4,694,815	4,879,867	5,979,538

Liabilities:
Payable for Underlying Funds purchased	20,704	24,846	41,100
Payable for Fund shares repurchased	7,887	22	40,864
Service and/or distribution fees payable	3,230	2,247	3,357
Trustees’ fees payable	8	5	2
Due to custodian	—	—	—
Accrued expenses	48,386	46,142	47,052
Total Liabilities	80,215	73,262	132,375
Total Net Assets	$4,614,600	$4,806,605	$5,847,163

Net Assets:
Par value (Note 7)	$4	$4	$5
Paid-in capital in excess of par value	4,504,371	4,340,819	5,303,351
Overdistributed net investment income	(6,555)	(2,853)	(4,664)
Accumulated net realized loss on sale of Underlying Funds and capital gain distributions from Underlying Funds	(244,171)	(210,808)	(185,585)
Net unrealized appreciation on Underlying Funds and investments	360,951	679,443	734,056
Total Net Assets	$4,614,600	$4,806,605	$5,847,163

Shares Outstanding:
Class A	75,356	48,445	71,656
Class C	311,995	214,684	320,110
Class FI	6,197	5,672	6,230
Class R	9,063	11,768	13,976
Class I	7,649	129,189	93,762

Net Asset Value:
Class A (and redemption price)	$11.25	$11.73	$11.56
Class C*	$11.25	$11.74	$11.56
Class FI (and redemption price)	$11.25	$11.74	$11.56
Class R (and redemption price)	$11.25	$11.73	$11.56
Class I (and redemption price)	$11.24	$11.72	$11.55
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%)	$11.94	$12.45	$12.27

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2012 Annual Report	61

	Legg Mason Target Retirement 2030	Legg Mason Target Retirement 2035	Legg Mason Target Retirement 2040

Assets:
Investments in affiliated Underlying Funds, at cost	$2,544,933	$2,081,511	$2,047,142
Investments in unaffiliated Underlying Funds and investments, at cost	1,305,877	1,234,450	1,370,252
Repurchase agreements, at cost	—	—	—
Investments in affiliated Underlying Funds, at value	$2,964,440	$2,418,580	$2,403,853
Investments in unaffiliated Underlying Funds and investments, at value	1,566,493	1,454,799	1,601,167
Repurchase agreements, at value	—	—	—
Cash	16,038	14,309	13,430
Receivable from investment manager	14,312	13,557	14,163
Receivable for Fund shares sold	30,155	14,900	35,206
Interest receivable	—	—	—
Receivable for Underlying Funds sold	110,000	89,800	18,000
Prepaid expenses	5,218	5,225	3,484
Total Assets	4,706,656	4,011,170	4,089,303

Liabilities:
Payable for Underlying Funds purchased	110,000	96,021	17,653
Payable for Fund shares repurchased	2,180	—	13,366
Service and/or distribution fees payable	2,330	1,843	1,955
Trustees’ fees payable	—	—	—
Due to custodian	—	—	—
Accrued expenses	45,581	44,626	45,129
Total Liabilities	160,091	142,490	78,103
Total Net Assets	$4,546,565	$3,868,680	$4,011,200

Net Assets:
Par value (Note 7)	$4	$4	$4
Paid-in capital in excess of par value	4,103,817	3,500,648	3,648,089
Overdistributed net investment income	(4,119)	(4,628)	(4,872)
Accumulated net realized loss on sale of Underlying Funds and capital gain distributions from Underlying Funds	(233,260)	(184,762)	(219,647)
Net unrealized appreciation on Underlying Funds and investments	680,123	557,418	587,626
Total Net Assets	$4,546,565	$3,868,680	$4,011,200

Shares Outstanding:
Class A	47,136	42,343	27,357
Class C	229,252	183,059	198,219
Class FI	4,392	5,123	3,490
Class R	14,399	12,315	9,915
Class I	109,539	108,759	119,470

Net Asset Value:
Class A (and redemption price)	$11.23	$11.01	$11.19
Class C*	$11.23	$11.00	$11.19
Class FI (and redemption price)	$11.24	$11.01	$11.20
Class R (and redemption price)	$11.23	$11.00	$11.19
Class I (and redemption price)	$11.24	$11.00	$11.19
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%)	$11.92	$11.68	$11.87

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

62	Legg Mason Target Retirement Series 2012 Annual Report

Statements of assets and liabilities (cont’d)

January 31, 2012

	Legg Mason Target Retirement 2045	Legg Mason Target Retirement 2050	Legg Mason Target Retirement Fund

Assets:
Investments in affiliated Underlying Funds, at cost	$1,251,128	$1,191,208	$1,659,188
Investments in unaffiliated Underlying Funds and investments, at cost	836,101	854,102	324,694
Repurchase agreements, at cost	—	—	—
Investments in affiliated Underlying Funds, at value	$1,496,577	$1,401,676	$1,927,820
Investments in unaffiliated Underlying Funds and investments, at value	996,903	977,532	404,694
Repurchase agreements, at value	—	—	—
Cash	16,337	17,101	—
Receivable from investment manager	12,578	12,368	9,626
Receivable for Fund shares sold	15,203	16,909	24,611
Interest receivable	—	—	—
Receivable for Underlying Funds sold	—	—	13,400
Prepaid expenses	4,340	4,809	5,233
Total Assets	2,541,938	2,430,395	2,385,384

Liabilities:
Payable for Underlying Funds purchased	—	—	—
Payable for Fund shares repurchased	—	40,949	—
Service and/or distribution fees payable	1,036	1,269	1,257
Trustees’ fees payable	2	2	—
Due to custodian	—	—	5,503
Accrued expenses	42,120	42,500	45,739
Total Liabilities	43,158	84,720	52,499
Total Net Assets	$2,498,780	$2,345,675	$2,332,885

Net Assets:
Par value (Note 7)	$2	$2	$2
Paid-in capital in excess of par value	2,299,742	2,222,278	2,069,249
Overdistributed net investment income	(2,903)	(3,267)	(134)
Accumulated net realized loss on sale of Underlying Funds and capital gain distributions from Underlying Funds	(204,312)	(207,236)	(84,864)
Net unrealized appreciation on Underlying Funds and investments	406,251	333,898	348,632
Total Net Assets	$2,498,780	$2,345,675	$2,332,885

Shares Outstanding:
Class A	33,231	52,551	58,852
Class C	96,537	112,814	99,154
Class FI	21,012	6,924	5,850
Class R	10,444	11,594	9,009
Class I	63,713	26,331	11,708

Net Asset Value:
Class A (and redemption price)	$11.11	$11.16	$12.64
Class C*	$11.11	$11.16	$12.64
Class FI (and redemption price)	$11.11	$11.15	$12.63
Class R (and redemption price)	$11.11	$11.16	$12.64
Class I (and redemption price)	$11.10	$11.16	$12.62
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%)	$11.79	$11.84	$13.41

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2012 Annual Report	63

Statements of operations

For the Year Ended January 31, 2012

	Legg Mason Target Retirement 2015	Legg Mason Target Retirement 2020	Legg Mason Target Retirement 2025

Investment Income:
Income distributions from affiliated Underlying Funds	$66,321	$78,069	$85,644
Income distributions from unaffiliated Underlying Funds	21,083	32,668	40,118
Short-term capital gain distributions from affiliated Underlying Funds	1,579	2,725	3,210
Interest	290	—	—
Total Investment Income	89,273	113,462	128,972

Expenses:
Legal fees	44,356	38,333	36,922
Service and/or distribution fees (Notes 2 and 5)	39,390	27,618	37,928
Registration fees	29,793	29,951	29,709
Audit and tax	27,066	27,072	27,162
Transfer agent fees (Note 5)	23,165	22,674	25,055
Shareholder reports	20,061	19,799	21,510
Investment management fee (Note 2)	4,780	4,635	5,442
Custody fees	687	85	54
Fund accounting fees	490	466	541
Trustees’ fees	420	405	472
Insurance	391	472	481
Miscellaneous expenses	3,489	3,486	3,487
Total Expenses	194,088	174,996	188,763
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(137,535)	(136,789)	(139,027)
Net Expenses	56,553	38,207	49,736
Net Investment Income	32,720	75,255	79,236

Realized and Unrealized Gain (Loss) on Underlying Funds and Investments, Sale of Underlying Funds and Capital Gain Distributions from Underlying Funds (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Sale of affiliated Underlying Funds	808	(19,304)	(22,862)
Sale of unaffiliated Underlying Funds	(63,181)	(17,503)	(11,076)
Capital gain distributions from affiliated Underlying Funds	9,398	16,363	20,378
Net Realized Gain (Loss)	(52,975)	(20,444)	(13,560)
Change in Net Unrealized Appreciation (Depreciation) From:
Affiliated Underlying Funds	(85,259)	6,680	16,941
Unaffiliated Underlying Funds and investments	(125,439)	(24,357)	(18,880)
Change in Net Unrealized Appreciation (Depreciation)	(210,698)	(17,677)	(1,939)
Net Gain (Loss) on Underlying Funds and Investments, Sale of Underlying Funds and Capital Gain Distributions from Underlying Funds	(263,673)	(38,121)	(15,499)
Increase (Decrease) in Net Assets from Operations	$(230,953)	$37,134	$63,737

See Notes to Financial Statements.

64	Legg Mason Target Retirement Series 2012 Annual Report

Statements of operations (cont’d)

For the Year Ended January 31, 2012

	Legg Mason Target Retirement 2030	Legg Mason Target Retirement 2035	Legg Mason Target Retirement 2040

Investment Income:
Income distributions from affiliated Underlying Funds	$62,904	$47,570	$39,308
Income distributions from unaffiliated Underlying Funds	34,879	34,166	34,097
Short-term capital gain distributions from affiliated Underlying Funds	1,638	200	—
Interest	1	—	—
Total Investment Income	99,422	81,936	73,405

Expenses:
Legal fees	38,819	38,220	39,415
Service and/or distribution fees (Notes 2 and 5)	24,613	19,985	22,123
Registration fees	30,011	30,025	25,892
Audit and tax	26,996	26,847	27,157
Transfer agent fees (Note 5)	21,212	20,560	21,363
Shareholder reports	16,479	16,051	15,170
Investment management fee (Note 2)	4,109	3,845	3,733
Custody fees	127	89	66
Fund accounting fees	408	385	372
Trustees’ fees	356	326	318
Insurance	432	433	422
Miscellaneous expenses	3,505	3,653	3,520
Total Expenses	167,067	160,419	159,551
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(132,818)	(131,338)	(128,720)
Net Expenses	34,249	29,081	30,831
Net Investment Income	65,173	52,855	42,574

Realized and Unrealized Gain (Loss) on Underlying Funds and Investments, Sale of Underlying Funds and Capital Gain Distributions from Underlying Funds (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Sale of affiliated Underlying Funds	(27,755)	7,586	(30,278)
Sale of unaffiliated Underlying Funds	(1,660)	(12,836)	(3,276)
Capital gain distributions from affiliated Underlying Funds	14,646	11,065	13,414
Net Realized Gain (Loss)	(14,769)	5,815	(20,140)
Change in Net Unrealized Appreciation (Depreciation) From:
Affiliated Underlying Funds	(5,399)	(67,501)	(31,549)
Unaffiliated Underlying Funds and investments	(11,755)	(27,925)	(20,049)
Change in Net Unrealized Appreciation (Depreciation)	(17,154)	(95,426)	(51,598)
Net Gain (Loss) on Underlying Funds and Investments, Sale of Underlying Funds and Capital Gain Distributions from Underlying Funds	(31,923)	(89,611)	(71,738)
Increase (Decrease) in Net Assets from Operations	$33,250	$(36,756)	$(29,164)

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2012 Annual Report	65

	Legg Mason Target Retirement 2045	Legg Mason Target Retirement 2050	Legg Mason Target Retirement Fund

Investment Income:
Income distributions from affiliated Underlying Funds	$22,690	$23,212	$62,106
Income distributions from unaffiliated Underlying Funds	22,028	23,226	9,494
Short-term capital gain distributions from affiliated Underlying Funds	—	—	1,369
Interest	—	—	—
Total Investment Income	44,718	46,438	72,969

Expenses:
Legal fees	36,539	33,696	34,164
Service and/or distribution fees (Notes 2 and 5)	11,676	14,192	14,239
Registration fees	27,193	27,398	30,089
Audit and tax	26,763	26,768	26,786
Transfer agent fees (Note 5)	13,904	14,335	14,647
Shareholder reports	8,178	7,408	9,903
Investment management fee (Note 2)	2,400	2,544	2,280
Custody fees	9	76	48
Fund accounting fees	242	259	227
Trustees’ fees	201	214	193
Insurance	319	325	366
Miscellaneous expenses	3,400	2,776	3,458
Total Expenses	130,824	129,991	136,400
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(113,428)	(109,643)	(115,933)
Net Expenses	17,396	20,348	20,467
Net Investment Income	27,322	26,090	52,502

Realized and Unrealized Gain (Loss) on Underlying Funds and Investments, Sale of Underlying Funds and Capital Gain Distributions from Underlying Funds (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Sale of affiliated Underlying Funds	(17,855)	(27,958)	14,343
Sale of unaffiliated Underlying Funds	(1,186)	(5,626)	(1,093)
Capital gain distributions from affiliated Underlying Funds	9,161	9,332	7,076
Net Realized Gain (Loss)	(9,880)	(24,252)	20,326
Change in Net Unrealized Appreciation (Depreciation) From:
Affiliated Underlying Funds	(31,124)	(24,117)	15,029
Unaffiliated Underlying Funds and investments	(21,547)	(18,007)	(2,137)
Change in Net Unrealized Appreciation (Depreciation)	(52,671)	(42,124)	12,892
Net Gain (Loss) on Underlying Funds and Investments, Sale of Underlying Funds and Capital Gain Distributions from Underlying Funds	(62,551)	(66,376)	33,218
Increase (Decrease) in Net Assets from Operations	$(35,229)	$(40,286)	$85,720

See Notes to Financial Statements.

66	Legg Mason Target Retirement Series 2012 Annual Report

Statements of changes in net assets

Legg Mason Target Retirement 2015

For the Years Ended January 31,	2012	2011

Operations:
Net investment income	$32,720	$76,144
Net realized loss	(52,975)	(26,178)
Change in net unrealized appreciation (depreciation)	(210,698)	408,029
Increase (Decrease) in Net Assets From Operations	(230,953)	457,995

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(42,750)	(73,669)
Net realized gains	(17,106)	—
Decrease in Net Assets From Distributions to Shareholders	(59,856)	(73,669)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	3,426,102	3,472,344
Reinvestment of distributions	57,942	52,781
Cost of shares repurchased	(2,953,334)	(1,518,297)
Increase in Net Assets From Fund Share Transactions	530,710	2,006,828
Increase in Net Assets	239,901	2,391,154

Net Assets:
Beginning of year	4,374,699	1,983,545
End of year*	$4,614,600	$4,374,699
* Includes (overdistributed) undistributed net investment income, respectively, of:	$(6,555)	$2,670

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2012 Annual Report	67

Legg Mason Target Retirement 2020

For the Years Ended January 31,	2012	2011

Operations:
Net investment income	$75,255	$85,464
Net realized loss	(20,444)	(28,692)
Change in net unrealized appreciation (depreciation)	(17,677)	504,052
Increase in Net Assets From Operations	37,134	560,824

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(80,500)	(83,009)
Decrease in Net Assets From Distributions to Shareholders	(80,500)	(83,009)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	2,933,524	3,126,741
Reinvestment of distributions	45,873	43,954
Cost of shares repurchased	(2,658,193)	(1,298,390)
Increase in Net Assets From Fund Share Transactions	321,204	1,872,305
Increase in Net Assets	277,838	2,350,120

Net Assets:
Beginning of year	4,528,767	2,178,647
End of year*	$4,806,605	$4,528,767
* Includes (overdistributed) undistributed net investment income, respectively, of:	$(2,853)	$2,392

See Notes to Financial Statements.

68	Legg Mason Target Retirement Series 2012 Annual Report

Statements of changes in net assets (cont’d)

Legg Mason Target Retirement 2025

For the Years Ended January 31,	2012	2011

Operations:
Net investment income	$79,236	$83,499
Net realized loss	(13,560)	(16,504)
Change in net unrealized appreciation (depreciation)	(1,939)	588,070
Increase in Net Assets From Operations	63,737	655,065

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(86,001)	(81,682)
Decrease in Net Assets From Distributions to Shareholders	(86,001)	(81,682)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	2,915,974	2,501,776
Reinvestment of distributions	59,975	44,888
Cost of shares repurchased	(2,134,279)	(761,945)
Increase in Net Assets From Fund Share Transactions	841,670	1,784,719
Increase in Net Assets	819,406	2,358,102

Net Assets:
Beginning of year	5,027,757	2,669,655
End of year*	$5,847,163	$5,027,757
* Includes (overdistributed) undistributed net investment income, respectively, of:	$(4,664)	$1,572

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2012 Annual Report	69

Legg Mason Target Retirement 2030

For the Years Ended January 31,	2012	2011

Operations:
Net investment income	$65,173	$53,944
Net realized loss	(14,769)	(16,409)
Change in net unrealized appreciation (depreciation)	(17,154)	472,313
Increase in Net Assets From Operations	33,250	509,848

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(72,251)	(52,970)
Decrease in Net Assets From Distributions to Shareholders	(72,251)	(52,970)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	3,688,707	2,776,942
Reinvestment of distributions	45,726	19,404
Cost of shares repurchased	(3,050,568)	(1,072,514)
Increase in Net Assets From Fund Share Transactions	683,865	1,723,832
Increase in Net Assets	644,864	2,180,710

Net Assets:
Beginning of year	3,901,701	1,720,991
End of year*	$4,546,565	$3,901,701
* Includes (overdistributed) undistributed net investment income, respectively, of:	$(4,119)	$558

See Notes to Financial Statements.

70	Legg Mason Target Retirement Series 2012 Annual Report

Statements of changes in net assets (cont’d)

Legg Mason Target Retirement 2035

For the Years Ended January 31,	2012	2011

Operations:
Net investment income	$52,855	$48,872
Net realized gain (loss)	5,815	(21,436)
Change in net unrealized appreciation (depreciation)	(95,426)	595,578
Increase (Decrease) in Net Assets From Operations	(36,756)	623,014

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(59,500)	(47,300)
Decrease in Net Assets From Distributions to Shareholders	(59,500)	(47,300)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	1,642,798	2,310,264
Reinvestment of distributions	33,690	15,342
Cost of shares repurchased	(1,754,870)	(1,011,947)
Increase (Decrease) in Net Assets From Fund Share Transactions	(78,382)	1,313,659
Increase (Decrease) in Net Assets	(174,638)	1,889,373

Net Assets:
Beginning of year	4,043,318	2,153,945
End of year*	$3,868,680	$4,043,318
* Includes (overdistributed) undistributed net investment income, respectively, of:	$(4,628)	$55

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2012 Annual Report	71

Legg Mason Target Retirement 2040

For the Years Ended January 31,	2012	2011

Operations:
Net investment income	$42,574	$34,481
Net realized loss	(20,140)	(10,874)
Change in net unrealized appreciation (depreciation)	(51,598)	530,911
Increase (Decrease) in Net Assets From Operations	(29,164)	554,518

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(50,250)	(33,200)
Decrease in Net Assets From Distributions to Shareholders	(50,250)	(33,200)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	2,314,728	2,384,769
Reinvestment of distributions	26,203	10,329
Cost of shares repurchased	(2,047,765)	(622,710)
Increase in Net Assets From Fund Share Transactions	293,166	1,772,388
Increase in Net Assets	213,752	2,293,706

Net Assets:
Beginning of year	3,797,448	1,503,742
End of year*	$4,011,200	$3,797,448
* Includes (overdistributed) undistributed net investment income, respectively, of:	$(4,872)	$517

See Notes to Financial Statements.

72	Legg Mason Target Retirement Series 2012 Annual Report

Statements of changes in net assets (cont’d)

Legg Mason Target Retirement 2045

For the Years Ended January 31,	2012	2011

Operations:
Net investment income	$27,322	$24,584
Net realized loss	(9,880)	(16,524)
Change in net unrealized appreciation (depreciation)	(52,671)	396,896
Increase (Decrease) in Net Assets From Operations	(35,229)	404,956

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(31,935)	(23,600)
Decrease in Net Assets From Distributions to Shareholders	(31,935)	(23,600)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	1,315,491	1,549,345
Reinvestment of distributions	18,943	5,683
Cost of shares repurchased	(1,179,619)	(894,587)
Increase in Net Assets From Fund Share Transactions	154,815	660,441
Increase in Net Assets	87,651	1,041,797

Net Assets:
Beginning of year	2,411,129	1,369,332
End of year*	$2,498,780	$2,411,129
* Includes (overdistributed) undistributed net investment income, respectively, of:	$(2,903)	$327

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2012 Annual Report	73

Legg Mason Target Retirement 2050

For the Years Ended January 31,	2012	2011

Operations:
Net investment income	$26,090	$20,465
Net realized loss	(24,252)	(31,557)
Change in net unrealized appreciation (depreciation)	(42,124)	359,389
Increase (Decrease) in Net Assets From Operations	(40,286)	348,297

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(31,250)	(19,500)
Decrease in Net Assets From Distributions to Shareholders	(31,250)	(19,500)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	1,381,443	1,374,383
Reinvestment of distributions	26,331	8,354
Cost of shares repurchased	(1,317,101)	(551,298)
Increase in Net Assets From Fund Share Transactions	90,673	831,439
Increase in Net Assets	19,137	1,160,236

Net Assets:
Beginning of year	2,326,538	1,166,302
End of year*	$2,345,675	$2,326,538
* Includes (overdistributed) undistributed net investment income, respectively, of:	$(3,267)	$312

See Notes to Financial Statements.

74	Legg Mason Target Retirement Series 2012 Annual Report

Statements of changes in net assets (cont’d)

Legg Mason Target Retirement Fund

For the Years Ended January 31,	2012	2011

Operations:
Net investment income	$52,502	$69,036
Net realized gain (loss)	20,326	(12,210)
Change in net unrealized appreciation (depreciation)	12,892	220,224
Increase in Net Assets From Operations	85,720	277,050

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(55,500)	(67,000)
Decrease in Net Assets From Distributions to Shareholders	(55,500)	(67,000)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	1,544,662	1,359,197
Reinvestment of distributions	51,128	34,837
Cost of shares repurchased	(1,815,528)	(566,596)
Increase (Decrease) in Net Assets From Fund Share Transactions	(219,738)	827,438
Increase (Decrease) in Net Assets	(189,518)	1,037,488

Net Assets:
Beginning of year	2,522,403	1,484,915
End of year*	$2,332,885	$2,522,403
* Includes (overdistributed) undistributed net investment income, respectively, of:	$(134)	$2,864

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2012 Annual Report	75

Financial highlights

Legg Mason Target Retirement 2015

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class A Shares[1]	2012	2011	2010	2009[2]

Net asset value, beginning of year	$11.92	$10.38	$7.91	$11.40

Income (loss) from operations:
Net investment income[3]	0.15	0.33	0.35	0.20
Net realized and unrealized gain (loss)	(0.61)	1.47	2.40	(3.49)
Total income (loss) from operations	(0.46)	1.80	2.75	(3.29)

Less distributions from:
Net investment income	(0.17)	(0.26)	(0.28)	(0.20)
Net realized gains	(0.04)	—	—	—
Total distributions	(0.21)	(0.26)	(0.28)	(0.20)

Net asset value, end of year	$11.25	$11.92	$10.38	$7.91
Total return[4]	(3.82)%	17.42%	34.70%	(28.96)%

Net assets, end of year (000s)	$848	$231	$233	$69

Ratios to average net assets:
Gross expenses[5]	3.55%	6.12%	14.08%	24.64%[6]
Net expenses[5,7,8]	0.65 [9,10]	0.43 [9,11,12]	0.58 [12]	0.58 [6,12]
Net investment income[3]	1.31	2.92	3.53	5.31 [6]

Portfolio turnover rate	235%	54%	68%	11%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[3]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.99% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.15%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[11]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

76	Legg Mason Target Retirement Series 2012 Annual Report

Financial highlights (cont’d)

Legg Mason Target Retirement 2015

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class C Shares[1]	2012	2011	2010	2009[2]

Net asset value, beginning of year	$11.92	$10.38	$7.91	$11.40

Income (loss) from operations:
Net investment income[3]	0.06	0.29	0.28	0.17
Net realized and unrealized gain (loss)	(0.61)	1.42	2.39	(3.48)
Total income (loss) from operations	(0.55)	1.71	2.67	(3.31)

Less distributions from:
Net investment income	(0.08)	(0.17)	(0.20)	(0.18)
Net realized gains	(0.04)	—	—	—
Total distributions	(0.12)	(0.17)	(0.20)	(0.18)

Net asset value, end of year	$11.25	$11.92	$10.38	$7.91
Total return[4]	(4.56)%	16.54%	33.67%	(29.13)%

Net assets, end of year (000s)	$3,509	$3,274	$1,046	$80

Ratios to average net assets:
Gross expenses[5]	4.25%	6.71%	13.38%	24.97%[6]
Net expenses[5,7,8]	1.37 [9,10]	1.16 [9,11,12]	1.33 [12]	1.33 [6,12]
Net investment income[3]	0.48	2.58	2.83	4.53 [6]

Portfolio turnover rate	235%	54%	68%	11%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[3]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.74% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.90%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[11]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.90% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2012 Annual Report	77

Legg Mason Target Retirement 2015

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class FI Shares[1]	2012	2011		2010		2009[2]

Net asset value, beginning of year	$11.92	$10.38		$7.91		$11.40

Income (loss) from operations:
Net investment income[3]	0.17	0.32		0.30		0.20
Net realized and unrealized gain (loss)	(0.62)	1.48		2.45		(3.49)
Total income (loss) from operations	(0.45)	1.80		2.75		(3.29)

Less distributions from:
Net investment income	(0.18)	(0.26)		(0.28)		(0.20)
Net realized gains	(0.04)	—		—		—
Total distributions	(0.22)	(0.26)		(0.28)		(0.20)

Net asset value, end of year	$11.25	$11.92		$10.38		$7.91
Total return[4]	(3.74)%	17.42%		34.70%		(28.96)%

Net assets, end of year (000s)	$70	$553		$476		$347

Ratios to average net assets:
Gross expenses[5]	3.28%	5.95%		18.15%		24.60%[6]
Net expenses[5,7,8]	0.49 [9,10]	0.43	[9,11,1][2]	0.58	[1][2]	0.58 [6,12]
Net investment income[3]	1.44	2.85		3.18		5.31 [6]

Portfolio turnover rate	235%	54%		68%		11%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period August 29, 2008 (commencement of operations) through January 31, 2009.

[3]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 0.99% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.15%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[11]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

78	Legg Mason Target Retirement Series 2012 Annual Report

Financial highlights (cont’d)

Legg Mason Target Retirement 2015

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class R Shares[1]	2012	2011	2010	2009[2]

Net asset value, beginning of year	$11.92	$10.38	$7.91	$11.40

Income (loss) from operations:
Net investment income[3]	0.12	0.29	0.28	0.19
Net realized and unrealized gain (loss)	(0.61)	1.48	2.44	(3.49)
Total income (loss) from operations	(0.49)	1.77	2.72	(3.30)

Less distributions from:
Net investment income	(0.14)	(0.23)	(0.25)	(0.19)
Net realized gains	(0.04)	—	—	—
Total distributions	(0.18)	(0.23)	(0.25)	(0.19)

Net asset value, end of year	$11.25	$11.92	$10.38	$7.91
Total return[4]	(4.08)%	17.11%	34.36%	(29.02)%

Net assets, end of year (000s)	$102	$105	$91	$69

Ratios to average net assets:
Gross expenses[5]	3.55%	6.21%	18.27%	24.90%[6]
Net expenses[5,7,8]	0.86 [9,10]	0.68 [9,11,12]	0.84 [12]	0.83 [6,12]
Net investment income[3]	1.01	2.59	2.93	5.06 [6]

Portfolio turnover rate	235%	54%	68%	11%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[3]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.24% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.40%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[11]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.24%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.40% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2012 Annual Report	79

Legg Mason Target Retirement 2015

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class I Shares[1]	2012	2011	2010	2009[2]

Net asset value, beginning of year	$11.92	$10.39	$7.92	$11.40

Income (loss) from operations:
Net investment income[3]	0.19	0.34	0.34	0.21
Net realized and unrealized gain (loss)	(0.61)	1.49	2.44	(3.48)
Total income (loss) from operations	(0.42)	1.83	2.78	(3.27)

Less distributions from:
Net investment income	(0.22)	(0.30)	(0.31)	(0.21)
Net realized gains	(0.04)	—	—	—
Total distributions	(0.26)	(0.30)	(0.31)	(0.21)

Net asset value, end of year	$11.24	$11.92	$10.39	$7.92
Total return[4]	(3.48)%	17.63%	35.07%	(28.80)%

Net assets, end of year (000s)	$86	$212	$138	$70

Ratios to average net assets:
Gross expenses[5]	3.18%	5.78%	15.32%	24.39%[6]
Net expenses[5,7,8]	0.27 [9,10]	0.17 [9,11,12]	0.28 [12]	0.28 [6,12]
Net investment income[3]	1.59	3.07	3.56	5.61 [6]

Portfolio turnover rate	235%	54%	68%	11%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[3]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.74% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.85%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[11]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.85% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

80	Legg Mason Target Retirement Series 2012 Annual Report

Financial highlights (cont’d)

Legg Mason Target Retirement 2020

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class A Shares[1]	2012	2011	2010	2009[2]

Net asset value, beginning of year	$11.79	$10.25	$7.81	$11.40

Income (loss) from operations:
Net investment income[3]	0.24	0.36	0.30	0.18
Net realized and unrealized gain (loss)	(0.07)	1.45	2.40	(3.59)
Total income (loss) from operations	0.17	1.81	2.70	(3.41)

Less distributions from:
Net investment income	(0.23)	(0.27)	(0.26)	(0.18)
Total distributions	(0.23)	(0.27)	(0.26)	(0.18)

Net asset value, end of year	$11.73	$11.79	$10.25	$7.81
Total return[4]	1.55%	17.72%	34.46%	(30.03)%

Net assets, end of year (000s)	$568	$533	$192	$68

Ratios to average net assets:
Gross expenses[5]	3.58%	5.29%	13.03%	25.21%[6]
Net expenses[5,7,8]	0.49 [9,10]	0.41 [9,11,12]	0.58 [12]	0.57 [6,12]
Net investment income[3]	2.05	3.23	3.14	4.90 [6]

Portfolio turnover rate	44%	41%	50%	10%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[3]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.99% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.15%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[11]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2012 Annual Report	81

Legg Mason Target Retirement 2020

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class C Shares[1]	2012	2011	2010	2009[2]

Net asset value, beginning of year	$11.79	$10.25	$7.81	$11.40

Income (loss) from operations:
Net investment income[3]	0.14	0.23	0.22	0.11
Net realized and unrealized gain (loss)	(0.04)	1.49	2.39	(3.54)
Total income (loss) from operations	0.10	1.72	2.61	(3.43)

Less distributions from:
Net investment income	(0.15)	(0.18)	(0.17)	(0.16)
Total distributions	(0.15)	(0.18)	(0.17)	(0.16)

Net asset value, end of year	$11.74	$11.79	$10.25	$7.81
Total return[4]	0.88%	16.80%	33.43%	(30.20)%

Net assets, end of year (000s)	$2,520	$2,399	$1,217	$310

Ratios to average net assets:
Gross expenses[5]	4.24%	6.20%	14.33%	17.12%[6]
Net expenses[5,7,8]	1.24 [9,10]	1.16 [9,11,12]	1.33 [12]	1.32 [6,12]
Net investment income[3]	1.20	2.08	2.28	3.13 [6]

Portfolio turnover rate	44%	41%	50%	10%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[3]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.74% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.90%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[11]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.90% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

82	Legg Mason Target Retirement Series 2012 Annual Report

Financial highlights (cont’d)

Legg Mason Target Retirement 2020

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class FI Shares[1]	2012	2011	2010	2009[2]

Net asset value, beginning of year	$11.79	$10.25	$7.81	$11.40

Income (loss) from operations:
Net investment income[3]	0.18	0.29	0.26	0.18
Net realized and unrealized gain (loss)	(0.00) [4]	1.52	2.44	(3.59)
Total income (loss) from operations	0.18	1.81	2.70	(3.41)

Less distributions from:
Net investment income	(0.23)	(0.27)	(0.26)	(0.18)
Total distributions	(0.23)	(0.27)	(0.26)	(0.18)

Net asset value, end of year	$11.74	$11.79	$10.25	$7.81
Total return[5]	1.62%	17.69%	34.46%	(30.03)%

Net assets, end of year (000s)	$67	$517	$450	$343

Ratios to average net assets:
Gross expenses[6]	3.37%	5.19%	15.32%	25.16%[7]
Net expenses[6,8,9]	0.44 [10,11]	0.42 [10,12,13]	0.58 [13]	0.57 [7,13]
Net investment income[3]	1.50	2.65	2.82	4.90 [7]

Portfolio turnover rate	44%	41%	50%	10%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period August 29, 2008 (commencement of operations) through January 31, 2009.

[3]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[4]	Amount represents less than $0.01 per share.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 0.99% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[11]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.15%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[12]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[13]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2012 Annual Report	83

Legg Mason Target Retirement 2020

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class R Shares[1]	2012	2011	2010	2009[2]

Net asset value, beginning of year	$11.79	$10.25	$7.81	$11.40

Income (loss) from operations:
Net investment income[3]	0.19	0.26	0.24	0.17
Net realized and unrealized gain (loss)	(0.05)	1.52	2.43	(3.59)
Total income (loss) from operations	0.14	1.78	2.67	(3.42)

Less distributions from:
Net investment income	(0.20)	(0.24)	(0.23)	(0.17)
Total distributions	(0.20)	(0.24)	(0.23)	(0.17)

Net asset value, end of year	$11.73	$11.79	$10.25	$7.81
Total return[4]	1.29%	17.40%	34.11%	(30.09)%

Net assets, end of year (000s)	$138	$169	$143	$68

Ratios to average net assets:
Gross expenses[5]	3.60%	5.51%	15.12%	25.46%[6]
Net expenses[5,7,8]	0.73 [9,10]	0.67 [9,11,12]	0.83 [12]	0.83 [6,12]
Net investment income[3]	1.60	2.40	2.56	4.65 [6]

Portfolio turnover rate	44%	41%	50%	10%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[3]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.24% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.40%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[11]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.24%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.40% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

84	Legg Mason Target Retirement Series 2012 Annual Report

Financial highlights (cont’d)

Legg Mason Target Retirement 2020

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class I Shares[1]	2012	2011	2010	2009[2]

Net asset value, beginning of year	$11.79	$10.26	$7.81	$11.40

Income (loss) from operations:
Net investment income[3]	0.27	0.32	0.32	0.19
Net realized and unrealized gain (loss)	(0.06)	1.51	2.42	(3.59)
Total income (loss) from operations	0.21	1.83	2.74	(3.40)

Less distributions from:
Net investment income	(0.28)	(0.30)	(0.29)	(0.19)
Total distributions	(0.28)	(0.30)	(0.29)	(0.19)

Net asset value, end of year	$11.72	$11.79	$10.26	$7.81
Total return[4]	1.84%	17.92%	35.01%	(29.96)%

Net assets, end of year (000s)	$1,514	$911	$177	$69

Ratios to average net assets:
Gross expenses[5]	3.04%	4.98%	12.48%	24.89%[6]
Net expenses[5,7,8]	0.21 [9,10]	0.16 [9,11,12]	0.28 [12]	0.27 [6,12]
Net investment income[3]	2.34	2.96	3.35	5.21 [6]

Portfolio turnover rate	44%	41%	50%	10%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[3]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.74% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.85%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[11]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.85% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2012 Annual Report	85

Legg Mason Target Retirement 2025

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class A Shares[1]	2012	2011	2010	2009[2]

Net asset value, beginning of year	$11.65	$10.05	$7.60	$11.40

Income (loss) from operations:
Net investment income[3]	0.22	0.28	0.26	0.17
Net realized and unrealized gain (loss)	(0.09)	1.57	2.41	(3.80)
Total income (loss) from operations	0.13	1.85	2.67	(3.63)

Less distributions from:
Net investment income	(0.22)	(0.25)	(0.22)	(0.17)
Total distributions	(0.22)	(0.25)	(0.22)	(0.17)

Net asset value, end of year	$11.56	$11.65	$10.05	$7.60
Total return[4]	1.23%	18.50%	35.13%	(31.93)%

Net assets, end of year (000s)	$828	$325	$216	$67

Ratios to average net Assets:
Gross expenses[5]	3.05%	4.80%	13.74%	25.33%[6]
Net expenses[5,7,8]	0.49 [9,10]	0.40 [9,11,12]	0.57 [12]	0.57 [6,12]
Net investment income[3]	1.95	2.57	2.78	4.77 [6]

Portfolio turnover rate	29%	28%	48%	8%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[3]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.99% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.15%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[11]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

86	Legg Mason Target Retirement Series 2012 Annual Report

Financial highlights (cont’d)

Legg Mason Target Retirement 2025

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class C Shares[1]	2012	2011	2010	2009[2]

Net asset value, beginning of year	$11.65	$10.05	$7.60	$11.40

Income (loss) from operations:
Net investment income[3]	0.13	0.20	0.21	0.13
Net realized and unrealized gain (loss)	(0.08)	1.57	2.38	(3.78)
Total income (loss) from operations	0.05	1.77	2.59	(3.65)

Less distributions from:
Net investment income	(0.14)	(0.17)	(0.14)	(0.15)
Total distributions	(0.14)	(0.17)	(0.14)	(0.15)

Net asset value, end of year	$11.56	$11.65	$10.05	$7.60
Total return[4]	0.48%	17.61%	34.09%	(32.10)%

Net assets, end of year (000s)	$3,702	$3,112	$1,521	$160

Ratios to average net assets:
Gross expenses[5]	3.81%	5.67%	14.80%	24.88%[6]
Net expenses[5,7,8]	1.22 [9,10]	1.15 [9,11,12]	1.32 [12]	1.31 [6,12]
Net investment income[3]	1.17	1.87	2.19	3.78 [6]

Portfolio turnover rate	29%	28%	48%	8%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[3]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.74% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.90%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[11]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.90% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2012 Annual Report	87

Legg Mason Target Retirement 2025

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class FI Shares[1]	2012	2011	2010	2009[2]

Net asset value, beginning of year	$11.65	$10.05	$7.60	$11.40

Income (loss) from operations:
Net investment income[3]	0.17	0.26	0.24	0.17
Net realized and unrealized gain (loss)	(0.04)	1.59	2.43	(3.80)
Total income (loss) from operations	0.13	1.85	2.67	(3.63)

Less distributions from:
Net investment income	(0.22)	(0.25)	(0.22)	(0.17)
Total distributions	(0.22)	(0.25)	(0.22)	(0.17)

Net asset value, end of year	$11.56	$11.65	$10.05	$7.60
Total return[4]	1.22%	18.49%	35.13%	(31.93)%

Net assets, end of year (000s)	$72	$511	$441	$334

Ratios to average net assets:
Gross expenses[5]	3.01%	4.66%	16.80%	25.36%[6]
Net expenses[5,7,8]	0.43 [9,10]	0.41 [9,11,12]	0.57 [12]	0.57 [6,12]
Net investment income[3]	1.41	2.46	2.62	4.75 [6]

Portfolio turnover rate	29%	28%	48%	8%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period August 29, 2008 (commencement of operations) through January 31, 2009.

[3]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 0.99% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.15%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[11]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

88	Legg Mason Target Retirement Series 2012 Annual Report

Financial highlights (cont’d)

Legg Mason Target Retirement 2025

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class R Shares[1]	2012	2011	2010	2009[2]

Net asset value, beginning of year	$11.65	$10.04	$7.60	$11.40

Income (loss) from operations:
Net investment income[3]	0.22	0.24	0.22	0.16
Net realized and unrealized gain (loss)	(0.12)	1.59	2.42	(3.80)
Total income (loss) from operations	0.10	1.83	2.64	(3.64)

Less distributions from:
Net investment income	(0.19)	(0.22)	(0.20)	(0.16)
Total distributions	(0.19)	(0.22)	(0.20)	(0.16)

Net asset value, end of year	$11.56	$11.65	$10.04	$7.60
Total return[4]	0.98%	18.31%	34.65%	(31.99)%

Net assets, end of year (000s)	$162	$114	$88	$67

Ratios to average net assets:
Gross expenses[5]	3.10%	4.92%	17.08%	25.66%[6]
Net expenses[5,7,8]	0.74 [9,10]	0.66 [9,11,12]	0.82 [12]	0.82 [6,12]
Net investment income[3]	1.95	2.22	2.37	4.50 [6]

Portfolio turnover rate	29%	28%	48%	8%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[3]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.24% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.40%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[11]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.24%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.40% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2012 Annual Report	89

Legg Mason Target Retirement 2025

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class I Shares[1]	2012	2011	2010	2009[2]

Net asset value, beginning of year	$11.65	$10.05	$7.61	$11.40

Income (loss) from operations:
Net investment income[3]	0.25	0.30	0.30	0.18
Net realized and unrealized gain (loss)	(0.09)	1.59	2.40	(3.79)
Total income (loss) from operations	0.16	1.89	2.70	(3.61)

Less distributions from:
Net investment income	(0.26)	(0.29)	(0.26)	(0.18)
Total distributions	(0.26)	(0.29)	(0.26)	(0.18)

Net asset value, end of year	$11.55	$11.65	$10.05	$7.61
Total return[4]	1.51%	18.82%	35.37%	(31.78)%

Net assets, end of year (000s)	$1,083	$966	$404	$66

Ratios to average net assets:
Gross expenses[5]	2.68%	4.45%	11.39%	25.15%[6]
Net expenses[5,7,8]	0.19 [9,10]	0.15 [9,11,12]	0.27 [12]	0.27 [6,12]
Net investment income[3]	2.15	2.82	3.07	5.05 [6]

Portfolio turnover rate	29%	28%	48%	8%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[3]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.74% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.85%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[11]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.85% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

90	Legg Mason Target Retirement Series 2012 Annual Report

Financial highlights (cont’d)

Legg Mason Target Retirement 2030

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class A Shares[1]	2012	2011	2010	2009[2]

Net asset value, beginning of year	$11.41	$9.74	$7.36	$11.40

Income (loss) from operations:
Net investment income[3]	0.23	0.25	0.22	0.16
Net realized and unrealized gain (loss)	(0.19)	1.63	2.36	(4.04)
Total income (loss) from operations	0.04	1.88	2.58	(3.88)

Less distributions from:
Net investment income	(0.22)	(0.21)	(0.20)	(0.16)
Total distributions	(0.22)	(0.21)	(0.20)	(0.16)

Net asset value, end of year	$11.23	$11.41	$9.74	$7.36
Total return[4]	0.42%	19.29%	34.93%	(34.13)%

Net assets, end of year (000s)	$530	$248	$129	$65

Ratios to average net assets:
Gross expenses[5]	3.77%	5.73%	15.76%	25.82%[6]
Net expenses[5,7,8]	0.50 [9,10]	0.42 [9,11,12]	0.57 [12]	0.57 [6,12]
Net investment income[3]	2.07	2.33	2.43	4.43 [6]

Portfolio turnover rate	48%	35%	91%	6%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[3]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.99% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.15%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[11]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2012 Annual Report	91

Legg Mason Target Retirement 2030

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class C Shares[1]	2012	2011	2010	2009[2]

Net asset value, beginning of year	$11.41	$9.73	$7.35	$11.40

Income (loss) from operations:
Net investment income[3]	0.14	0.15	0.18	0.13
Net realized and unrealized gain (loss)	(0.18)	1.65	2.32	(4.04)
Total income (loss) from operations	(0.04)	1.80	2.50	(3.91)

Less distributions from:
Net investment income	(0.14)	(0.12)	(0.12)	(0.14)
Total distributions	(0.14)	(0.12)	(0.12)	(0.14)

Net asset value, end of year	$11.23	$11.41	$9.73	$7.35
Total return[4]	(0.32)%	18.52%	33.95%	(34.38)%

Net assets, end of year (000s)	$2,575	$1,824	$661	$85

Ratios to average net assets:
Gross expenses[5]	4.55%	6.76%	16.80%	26.11%[6]
Net expenses[5,7,8]	1.25 [9,10]	1.16 [9,11,12]	1.32 [12]	1.32 [6,12]
Net investment income[3]	1.26	1.42	2.03	3.60 [6]

Portfolio turnover rate	48%	35%	91%	6%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[3]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.74% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.90%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[11]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.90% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

92	Legg Mason Target Retirement Series 2012 Annual Report

Financial highlights (cont’d)

Legg Mason Target Retirement 2030

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class FI Shares[1]	2012	2011	2010	2009[2]

Net asset value, beginning of year	$11.41	$9.74	$7.36	$11.40

Income (loss) from operations:
Net investment income[3]	0.15	0.21	0.20	0.16
Net realized and unrealized gain (loss)	(0.10)	1.67	2.38	(4.04)
Total income (loss) from operations	0.05	1.88	2.58	(3.88)

Less distributions from:
Net investment income	(0.22)	(0.21)	(0.20)	(0.16)
Total distributions	(0.22)	(0.21)	(0.20)	(0.16)

Net asset value, end of year	$11.24	$11.41	$9.74	$7.36
Total return[4]	0.51%	19.29%	34.92%	(34.13)%

Net assets, end of year (000s)	$49	$521	$459	$344

Ratios to average net assets:
Gross expenses[5]	3.57%	5.67%	16.40%	25.22%[6]
Net expenses[5,7,8]	0.45 [9,10]	0.42 [9,11,12]	0.57 [12]	0.57 [6,12]
Net investment income[3]	1.30	1.99	2.28	4.55 [6]

Portfolio turnover rate	48%	35%	91%	6%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period August 29, 2008 (commencement of operations) through January 31, 2009.

[3]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 0.99% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.15%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[11]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2012 Annual Report	93

Legg Mason Target Retirement 2030

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class R Shares[1]	2012	2011	2010	2009[2]

Net asset value, beginning of year	$11.41	$9.74	$7.36	$11.40

Income (loss) from operations:
Net investment income[3]	0.19	0.19	0.19	0.15
Net realized and unrealized gain (loss)	(0.18)	1.66	2.36	(4.04)
Total income (loss) from operations	0.01	1.85	2.55	(3.89)

Less distributions from:
Net investment income	(0.19)	(0.18)	(0.17)	(0.15)
Total distributions	(0.19)	(0.18)	(0.17)	(0.15)

Net asset value, end of year	$11.23	$11.41	$9.74	$7.36
Total return[4]	0.17%	18.99%	34.58%	(34.18)%

Net assets, end of year (000s)	$162	$127	$99	$64

Ratios to average net assets:
Gross expenses[5]	3.79%	5.93%	16.21%	26.08%[6]
Net expenses[5,7,8]	0.75 [9,10]	0.67 [9,11,12]	0.82 [12]	0.82 [6,12]
Net investment income[3]	1.68	1.78	2.10	4.18 [6]

Portfolio turnover rate	48%	35%	91%	6%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[3]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.24% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.40%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[11]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.24%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.40% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

94	Legg Mason Target Retirement Series 2012 Annual Report

Financial highlights (cont’d)

Legg Mason Target Retirement 2030

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class I Shares[1]	2012	2011	2010	2009[2]

Net asset value, beginning of year	$11.42	$9.74	$7.36	$11.40

Income (loss) from operations:
Net investment income[3]	0.24	0.24	0.27	0.17
Net realized and unrealized gain (loss)	(0.17)	1.68	2.34	(4.04)
Total income (loss) from operations	0.07	1.92	2.61	(3.87)

Less distributions from:
Net investment income	(0.25)	(0.24)	(0.23)	(0.17)
Total distributions	(0.25)	(0.24)	(0.23)	(0.17)

Net asset value, end of year	$11.24	$11.42	$9.74	$7.36
Total return[4]	0.74%	19.73%	35.34%	(34.06)%

Net assets, end of year (000s)	$1,231	$1,182	$373	$65

Ratios to average net assets:
Gross expenses[5]	3.34%	5.44%	11.64%	25.57%[6]
Net expenses[5,7,8]	0.21 [9,10]	0.16 [9,11,12]	0.27 [12]	0.27 [6,12]
Net investment income[3]	2.15	2.26	2.85	4.74 [6]

Portfolio turnover rate	48%	35%	91%	6%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[3]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.74% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.85%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[11]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.85% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2012 Annual Report	95

Legg Mason Target Retirement 2035

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class A Shares[1]	2012		2011	2010	2009[2]

Net asset value, beginning of year	$11.27		$9.49	$7.11	$11.40

Income (loss) from operations:
Net investment income	0.19	[3]	0.18	0.18	0.12
Net realized and unrealized gain (loss)	(0.24)		1.76	2.35	(4.27)
Total income (loss) from operations	(0.05)		1.94	2.53	(4.15)

Less distributions from:
Net investment income	(0.21)		(0.16)	(0.15)	(0.14)
Total distributions	(0.21)		(0.16)	(0.15)	(0.14)

Net asset value, end of year	$11.01		$11.27	$9.49	$7.11
Total return[4]	(0.39)%		20.48%	35.49%	(36.51)%

Net assets, end of year (000s)	$466		$413	$297	$63

Ratios to average net assets:
Gross expenses[5]	3.92%		5.43%	16.33%	26.45%[6]
Net expenses[5,7,8]	0.50	[9,10]	0.43 [9,11,12]	0.57 [12]	0.57 [6,12]
Net investment income	1.73	[3]	1.71	2.00	3.49 [6]

Portfolio turnover rate	33%		33%	48%	6%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[3]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.99% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.15%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[11]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

96	Legg Mason Target Retirement Series 2012 Annual Report

Financial highlights (cont’d)

Legg Mason Target Retirement 2035

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class C Shares[1]	2012		2011	2010	2009[2]

Net asset value, beginning of year	$11.26		$9.48	$7.11	$11.40

Income (loss) from operations:
Net investment income	0.11	[3]	0.10	0.19	0.09
Net realized and unrealized gain (loss)	(0.24)		1.76	2.25	(4.26)
Total income (loss) from operations	(0.13)		1.86	2.44	(4.17)

Less distributions from:
Net investment income	(0.13)		(0.08)	(0.07)	(0.12)
Total distributions	(0.13)		(0.08)	(0.07)	(0.12)

Net asset value, end of year	$11.00		$11.26	$9.48	$7.11
Total return[4]	(1.12)%		19.60%	34.34%	(36.67)%

Net assets, end of year (000s)	$2,014		$1,648	$813	$73

Ratios to average net assets:
Gross expenses[5]	4.83%		6.33%	13.86%	26.87%[6]
Net expenses[5,7,8]	1.25	[9,10]	1.17 [9,11,12]	1.33 [12]	1.32 [6,12]
Net investment income	1.00	[3]	0.97	2.02	2.67 [6]

Portfolio turnover rate	33%		33%	48%	6%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[3]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.74% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.90%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[11]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.90% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2012 Annual Report	97

Legg Mason Target Retirement 2035

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class FI Shares[1]	2012		2011	2010	2009[2]

Net asset value, beginning of year	$11.27		$9.49	$7.11	$11.40

Income (loss) from operations:
Net investment income	0.12	[3]	0.16	0.16	0.12
Net realized and unrealized gain (loss)	(0.17)		1.78	2.37	(4.27)
Total income (loss) from operations	(0.05)		1.94	2.53	(4.15)

Less distributions from:
Net investment income	(0.21)		(0.16)	(0.15)	(0.14)
Total distributions	(0.21)		(0.16)	(0.15)	(0.14)

Net asset value, end of year	$11.01		$11.27	$9.49	$7.11
Total return[4]	(0.40)%		20.47%	35.49%	(36.51)%

Net assets, end of year (000s)	$56		$504	$416	$312

Ratios to average net assets:
Gross expenses[5]	3.63%		5.30%	20.32%	26.41%[6]
Net expenses[5,7,8]	0.46	[9,10]	0.43 [9,11,12]	0.58 [12]	0.57 [6,12]
Net investment income	1.02	[3]	1.58	1.88	3.49 [6]

Portfolio turnover rate	33%		33%	48%	6%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period August 29, 2008 (commencement of operations) through January 31, 2009.

[3]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 0.99% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.15%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[11]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

98	Legg Mason Target Retirement Series 2012 Annual Report

Financial highlights (cont’d)

Legg Mason Target Retirement 2035

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class R Shares[1]	2012		2011	2010	2009[2]

Net asset value, beginning of year	$11.26		$9.48	$7.11	$11.40

Income (loss) from operations:
Net investment income	0.17	[3]	0.13	0.14	0.11
Net realized and unrealized gain (loss)	(0.25)		1.78	2.35	(4.27)
Total income (loss) from operations	(0.08)		1.91	2.49	(4.16)

Less distributions from:
Net investment income	(0.18)		(0.13)	(0.12)	(0.13)
Total distributions	(0.18)		(0.13)	(0.12)	(0.13)

Net asset value, end of year	$11.00		$11.26	$9.48	$7.11
Total return[4]	(0.63)%		20.19%	35.01%	(36.57)%

Net assets, end of year (000s)	$136		$101	$83	$62

Ratios to average net assets:
Gross expenses[5]	3.97%		5.54%	20.61%	26.72%[6]
Net expenses[5,7,8]	0.75	[9,10]	0.68 [9,11,12]	0.83 [12]	0.82 [6,12]
Net investment income	1.56	[3]	1.28	1.63	3.24 [6]

Portfolio turnover rate	33%		33%	48%	6%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[3]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.24% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.40%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[11]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.24%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.40% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2012 Annual Report	99

Legg Mason Target Retirement 2035

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class I Shares[1]	2012		2011	2010	2009[2]

Net asset value, beginning of year	$11.27		$9.49	$7.12	$11.40

Income (loss) from operations:
Net investment income	0.20	[3]	0.19	0.27	0.13
Net realized and unrealized gain (loss)	(0.23)		1.78	2.28	(4.26)
Total income (loss) from operations	(0.03)		1.97	2.55	(4.13)

Less distributions from:
Net investment income	(0.24)		(0.19)	(0.18)	(0.15)
Total distributions	(0.24)		(0.19)	(0.18)	(0.15)

Net asset value, end of year	$11.00		$11.27	$9.49	$7.12
Total return[4]	(0.15)%		20.80%	35.71%	(36.36)%

Net assets, end of year (000s)	$1,197		$1,377	$545	$63

Ratios to average net assets:
Gross expenses[5]	3.47%		5.02%	9.80%	26.20%[6]
Net expenses[5,7,8]	0.21	[9,10]	0.17 [9,11,12]	0.28 [12]	0.27 [6,12]
Net investment income	1.83	[3]	1.83	2.85	3.79 [6]

Portfolio turnover rate	33%		33%	48%	6%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[3]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.74% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.85%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[11]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.85% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

100	Legg Mason Target Retirement Series 2012 Annual Report

Financial highlights (cont’d)

Legg Mason Target Retirement 2040

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class A Shares[1]	2012	2011	2010	2009[2]

Net asset value, beginning of year	$11.38	$9.52	$7.08	$11.40

Income (loss) from operations:
Net investment income	0.19	0.18	0.14	0.11
Net realized and unrealized gain (loss)	(0.20)	1.81	2.43	(4.31)
Total income (loss) from operations	(0.01)	1.99	2.57	(4.20)

Less distributions from:
Net investment income	(0.18)	(0.13)	(0.13)	(0.12)
Total distributions	(0.18)	(0.13)	(0.13)	(0.12)

Net asset value, end of year	$11.19	$11.38	$9.52	$7.08
Total return[3]	(0.02)%	20.98%	36.29%	(36.91)%

Net assets, end of year (000s)	$306	$329	$93	$62

Ratios to average net assets:
Gross expenses[4]	4.16%	5.73%	21.22%	26.64%[5]
Net expenses[4,6,7]	0.51 [8,9]	0.41 [8,10,11]	0.57 [11]	0.57 [5,11]
Net investment income	1.72	1.73	1.66	3.16 [5]

Portfolio turnover rate	31%	23%	55%	4%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.99% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.15%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[10]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[11]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2012 Annual Report	101

Legg Mason Target Retirement 2040

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class C Shares[1]	2012	2011	2010	2009[2]

Net asset value, beginning of year	$11.38	$9.52	$7.07	$11.40

Income (loss) from operations:
Net investment income	0.08	0.09	0.10	0.08
Net realized and unrealized gain (loss)	(0.17)	1.82	2.41	(4.31)
Total income (loss) from operations	(0.09)	1.91	2.51	(4.23)

Less distributions from:
Net investment income	(0.10)	(0.05)	(0.06)	(0.10)
Total distributions	(0.10)	(0.05)	(0.06)	(0.10)

Net asset value, end of year	$11.19	$11.38	$9.52	$7.07
Total return[3]	(0.76)%	20.08%	35.45%	(37.16)%

Net assets, end of year (000s)	$2,218	$1,814	$510	$69

Ratios to average net assets:
Gross expenses[4]	4.80%	6.92%	16.39%	27.19%[5]
Net expenses[4,6,7]	1.25 [8,9]	1.16 [8,10,11]	1.32 [11]	1.32 [5,11]
Net investment income	0.75	0.88	1.09	2.38 [5]

Portfolio turnover rate	31%	23%	55%	4%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.74% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.90%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[10]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[11]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.90% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

102	Legg Mason Target Retirement Series 2012 Annual Report

Financial highlights (cont’d)

Legg Mason Target Retirement 2040

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class FI Shares[1]	2012	2011	2010	2009[2]

Net asset value, beginning of year	$11.38	$9.52	$7.08	$11.40

Income (loss) from operations:
Net investment income	0.11	0.13	0.14	0.11
Net realized and unrealized gain (loss)	(0.11)	1.86	2.43	(4.31)
Total income (loss) from operations	(0.00) [3]	1.99	2.57	(4.20)

Less distributions from:
Net investment income	(0.18)	(0.13)	(0.13)	(0.12)
Total distributions	(0.18)	(0.13)	(0.13)	(0.12)

Net asset value, end of year	$11.20	$11.38	$9.52	$7.08
Total return[4]	0.06%	20.95%	36.29%	(36.91)%

Net assets, end of year (000s)	$39	$499	$418	$310

Ratios to average net assets:
Gross expenses[5]	3.75%	5.87%	21.67%	26.59%[6]
Net expenses[5,7,8]	0.44 [9,10]	0.43 [9,11,12]	0.57 [12]	0.57 [6,12]
Net investment income	0.91	1.29	1.60	3.16 [6]

Portfolio turnover rate	31%	23%	55%	4%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[3]	Amount represents less than $0.01 per share.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 0.99% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.15%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[11]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2012 Annual Report	103

Legg Mason Target Retirement 2040

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class R Shares[1]	2012	2011	2010	2009[2]

Net asset value, beginning of year	$11.38	$9.52	$7.07	$11.40

Income (loss) from operations:
Net investment income	0.14	0.11	0.12	0.10
Net realized and unrealized gain (loss)	(0.18)	1.85	2.44	(4.32)
Total income (loss) from operations	(0.04)	1.96	2.56	(4.22)

Less distributions from:
Net investment income	(0.15)	(0.10)	(0.11)	(0.11)
Total distributions	(0.15)	(0.10)	(0.11)	(0.11)

Net asset value, end of year	$11.19	$11.38	$9.52	$7.07
Total return[3]	(0.27)%	20.65%	36.13%	(37.05)%

Net assets, end of year (000s)	$111	$107	$87	$62

Ratios to average net assets:
Gross expenses[4]	3.93%	6.16%	21.73%	26.90%[5]
Net expenses[4,6,7]	0.74 [8,9]	0.68 [8,10,11]	0.82 [11]	0.82 [5,11]
Net investment income	1.21	1.05	1.37	2.91 [5]

Portfolio turnover rate	31%	23	%55%	4%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.24% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.40%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[10]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.24%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[11]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.40% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

104	Legg Mason Target Retirement Series 2012 Annual Report

Financial highlights (cont’d)

Legg Mason Target Retirement 2040

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class I Shares[1]	2012	2011	2010	2009[2]

Net asset value, beginning of year	$11.39	$9.53	$7.08	$11.40

Income (loss) from operations:
Net investment income	0.20	0.16	0.21	0.12
Net realized and unrealized gain (loss)	(0.18)	1.86	2.40	(4.31)
Total income (loss) from operations	0.02	2.02	2.61	(4.19)

Less distributions from:
Net investment income	(0.22)	(0.16)	(0.16)	(0.13)
Total distributions	(0.22)	(0.16)	(0.16)	(0.13)

Net asset value, end of year	$11.19	$11.39	$9.53	$7.08
Total return[3]	0.24%	21.26%	36.85%	(36.85)%

Net assets, end of year (000s)	$1,337	$1,048	$396	$62

Ratios to average net assets:
Gross expenses[4]	3.50%	5.70%	12.52%	26.39%[5]
Net expenses[4,6,7]	0.21 [8,9]	0.16 [8,10,11]	0.27 [11]	0.27 [5,11]
Net investment income	1.79	1.60	2.25	3.46 [5]

Portfolio turnover rate	31%	23%	55%	4%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.74% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.85%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[10]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[11]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.85% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2012 Annual Report	105

Legg Mason Target Retirement 2045

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class A Shares[1]	2012	2011	2010	2009[2]

Net asset value, beginning of year	$11.36	$9.52	$7.07	$11.40

Income (loss) from operations:
Net investment income	0.13	0.14	0.15	0.11
Net realized and unrealized gain (loss)	(0.21)	1.84	2.43	(4.31)
Total income (loss) from operations	(0.08)	1.98	2.58	(4.20)

Less distributions from:
Net investment income	(0.17)	(0.14)	(0.13)	(0.13)
Total distributions	(0.17)	(0.14)	(0.13)	(0.13)

Net asset value, end of year	$11.11	$11.36	$9.52	$7.07
Total return[3]	(0.60)%	20.82%	36.46%	(36.96)%

Net assets, end of year (000s)	$369	$229	$129	$62

Ratios to average net assets:
Gross expenses[4]	5.22%	7.43%	21.04%	26.53%[5]
Net expenses[4,6,7]	0.50 [8,9]	0.42 [8,10,11]	0.57 [11]	0.57 [5,11]
Net investment income	1.14	1.37	1.77	3.17 [5]

Portfolio turnover rate	27%	42%	57%	4%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.99% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.15%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[10]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[11]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

106	Legg Mason Target Retirement Series 2012 Annual Report

Financial highlights (cont’d)

Legg Mason Target Retirement 2045

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class C Shares[1]	2012	2011	2010	2009[2]

Net asset value, beginning of year	$11.36	$9.52	$7.06	$11.40

Income (loss) from operations:
Net investment income	0.08	0.07	0.11	0.08
Net realized and unrealized gain (loss)	(0.24)	1.83	2.41	(4.31)
Total income (loss) from operations	(0.16)	1.90	2.52	(4.23)

Less distributions from:
Net investment income	(0.09)	(0.06)	(0.06)	(0.11)
Total distributions	(0.09)	(0.06)	(0.06)	(0.11)

Net asset value, end of year	$11.11	$11.36	$9.52	$7.06
Total return[3]	(1.34)%	19.92%	35.64%	(37.20)%

Net assets, end of year (000s)	$1,073	$850	$467	$66

Ratios to average net assets:
Gross expenses[4]	6.28%	8.51%	19.33%	27.16%[5]
Net expenses[4,6,7]	1.25 [8,9]	1.17 [8,10,11]	1.32 [11]	1.32 [5,11]
Net investment income	0.70	0.69	1.28	2.40 [5]

Portfolio turnover rate	27%	42%	57%	4%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.74% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.90%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[10]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[11]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.90% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2012 Annual Report	107

Legg Mason Target Retirement 2045

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class FI Shares[1]	2012	2011	2010	2009[2]

Net asset value, beginning of year	$11.36	$9.52	$7.07	$11.40

Income (loss) from operations:
Net investment income	0.14	0.13	0.14	0.11
Net realized and unrealized gain (loss)	(0.22)	1.85	2.44	(4.31)
Total income (loss) from operations	(0.08)	1.98	2.58	(4.20)

Less distributions from:
Net investment income	(0.17)	(0.14)	(0.13)	(0.13)
Total distributions	(0.17)	(0.14)	(0.13)	(0.13)

Net asset value, end of year	$11.11	$11.36	$9.52	$7.07
Total return[3]	(0.60)%	20.81%	36.46%	(36.96)%

Net assets, end of year (000s)	$233	$499	$417	$310

Ratios to average net assets:
Gross expenses[4]	4.88%	7.20%	23.15%	26.48%[5]
Net expenses[4,6,7]	0.49 [8,9]	0.42 [8,10,11]	0.57 [11]	0.57 [5,11]
Net investment income	1.27	1.30	1.60	3.17 [5]

Portfolio turnover rate	27%	42%	57%	4%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 0.99% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.15%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[10]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[11]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

108	Legg Mason Target Retirement Series 2012 Annual Report

Financial highlights (cont’d)

Legg Mason Target Retirement 2045

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class R Shares[1]	2012	2011	2010	2009[2]

Net asset value, beginning of year	$11.36	$9.51	$7.07	$11.40

Income (loss) from operations:
Net investment income	0.13	0.11	0.12	0.10
Net realized and unrealized gain (loss)	(0.23)	1.85	2.43	(4.31)
Total income (loss) from operations	(0.10)	1.96	2.55	(4.21)

Less distributions from:
Net investment income	(0.15)	(0.11)	(0.11)	(0.12)
Total distributions	(0.15)	(0.11)	(0.11)	(0.12)

Net asset value, end of year	$11.11	$11.36	$9.51	$7.07
Total return[3]	(0.85)%	20.63%	35.98%	(37.01)%

Net assets, end of year (000s)	$116	$112	$91	$62

Ratios to average net assets:
Gross expenses[4]	5.22%	7.47%	23.06%	26.79%[5]
Net expenses[4,6,7]	0.75 [8,9]	0.67 [8,10,11]	0.82 [11]	0.82 [5,11]
Net investment income	1.13	1.06	1.40	2.92 [5]

Portfolio turnover rate	27%	42%	57%	4%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.24% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.40%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[10]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.24%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[11]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.40% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2012 Annual Report	109

Legg Mason Target Retirement 2045

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class I Shares[1]	2012	2011	2010	2009[2]

Net asset value, beginning of year	$11.36	$9.52	$7.07	$11.40

Income (loss) from operations:
Net investment income	0.18	0.16	0.20	0.12
Net realized and unrealized gain (loss)	(0.23)	1.85	2.41	(4.32)
Total income (loss) from operations	(0.05)	2.01	2.61	(4.20)

Less distributions from:
Net investment income	(0.21)	(0.17)	(0.16)	(0.13)
Total distributions	(0.21)	(0.17)	(0.16)	(0.13)

Net asset value, end of year	$11.10	$11.36	$9.52	$7.07
Total return[3]	(0.33)%	21.14%	36.87%	(36.90)%

Net assets, end of year (000s)	$708	$721	$265	$62

Ratios to average net assets:
Gross expenses[4]	4.79%	7.04%	15.57%	26.28%[5]
Net expenses[4,6,7]	0.22 [8,9]	0.16 [8,10,11]	0.27 [11]	0.27 [5,11]
Net investment income	1.67	1.52	2.21	3.47 [5]

Portfolio turnover rate	27%	42%	57%	4%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.74% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.85%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[10]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[11]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.85% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

110	Legg Mason Target Retirement Series 2012 Annual Report

Financial highlights (cont’d)

Legg Mason Target Retirement 2050

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class A Shares[1]	2012	2011	2010	2009[2]

Net asset value, beginning of year	$11.39	$9.51	$7.08	$11.40

Income (loss) from operations:
Net investment income	0.15	0.17	0.15	0.12
Net realized and unrealized gain (loss)	(0.20)	1.84	2.43	(4.33)
Total income (loss) from operations	(0.05)	2.01	2.58	(4.21)

Less distributions from:
Net investment income	(0.18)	(0.13)	(0.15)	(0.11)
Total distributions	(0.18)	(0.13)	(0.15)	(0.11)

Net asset value, end of year	$11.16	$11.39	$9.51	$7.08
Total return[3]	(0.38)%	21.14%	36.38%	(36.98)%

Net assets, end of year (000s)	$587	$580	$147	$76

Ratios to average net assets:
Gross expenses[4]	4.68%	8.52%	22.18%	24.99%[5]
Net expenses[4,6,7]	0.50 [8,9]	0.41 [8,10,11]	0.57 [11]	0.57 [5,11]
Net investment income	1.32	1.66	1.67	3.57 [5]

Portfolio turnover rate	35%	24%	45%	4%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.99% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.15%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[10]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[11]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2012 Annual Report	111

Legg Mason Target Retirement 2050

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class C Shares[1]	2012	2011	2010	2009[2]

Net asset value, beginning of year	$11.39	$9.52	$7.07	$11.40

Income (loss) from operations:
Net investment income	0.08	0.08	0.11	0.08
Net realized and unrealized gain (loss)	(0.21)	1.83	2.41	(4.32)
Total income (loss) from operations	(0.13)	1.91	2.52	(4.24)

Less distributions from:
Net investment income	(0.10)	(0.04)	(0.07)	(0.09)
Total distributions	(0.10)	(0.04)	(0.07)	(0.09)

Net asset value, end of year	$11.16	$11.39	$9.52	$7.07
Total return[3]	(1.11)%	20.10%	35.67%	(37.22)%

Net assets, end of year (000s)	$1,259	$847	$352	$72

Ratios to average net assets:
Gross expenses[4]	5.84%	10.10%	20.80%	26.81%[5]
Net expenses[4,6,7]	1.25 [8,9]	1.17 [8,10,11]	1.33 [11]	1.32 [5,11]
Net investment income	0.68	0.75	1.26	2.34 [5]

Portfolio turnover rate	35%	24%	45%	4%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.74% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.90%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[10]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[11]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.90% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

112	Legg Mason Target Retirement Series 2012 Annual Report

Financial highlights (cont’d)

Legg Mason Target Retirement 2050

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class FI Shares[1]	2012	2011	2010	2009[2]

Net asset value, beginning of year	$11.39	$9.51	$7.08	$11.40

Income (loss) from operations:
Net investment income	0.12	0.13	0.14	0.11
Net realized and unrealized gain (loss)	(0.18)	1.88	2.44	(4.32)
Total income (loss) from operations	(0.06)	2.01	2.58	(4.21)

Less distributions from:
Net investment income	(0.18)	(0.13)	(0.15)	(0.11)
Total distributions	(0.18)	(0.13)	(0.15)	(0.11)

Net asset value, end of year	$11.15	$11.39	$9.51	$7.08
Total return[3]	(0.47)%	21.12%	36.38%	(36.98)%

Net assets, end of year (000s)	$77	$500	$417	$310

Ratios to average net assets:
Gross expenses[4]	4.44%	8.80%	23.99%	26.37%[5]
Net expenses[4,6,7]	0.49 [8,9]	0.43 [8,10,11]	0.58 [11]	0.57 [5,11]
Net investment income	1.10	1.28	1.58	3.12 [5]

Portfolio turnover rate	35%	24%	45%	4%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 0.99% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.15%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[10]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[11]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2012 Annual Report	113

Legg Mason Target Retirement 2050

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class R Shares[1]	2012	2011	2010	2009[2]

Net asset value, beginning of year	$11.38	$9.51	$7.08	$11.40

Income (loss) from operations:
Net investment income	0.13	0.10	0.12	0.10
Net realized and unrealized gain (loss)	(0.20)	1.87	2.43	(4.31)
Total income (loss) from operations	(0.07)	1.97	2.55	(4.21)

Less distributions from:
Net investment income	(0.15)	(0.10)	(0.12)	(0.11)
Total distributions	(0.15)	(0.10)	(0.12)	(0.11)

Net asset value, end of year	$11.16	$11.38	$9.51	$7.08
Total return[3]	(0.54)%	20.71%	36.03%	(37.03)%

Net assets, end of year (000s)	$129	$112	$92	$62

Ratios to average net assets:
Gross expenses[4]	4.83%	9.07%	24.07%	26.68%[5]
Net expenses[4,6,7]	0.75 [8,9]	0.67 [8,10,11]	0.82 [11]	0.82 [5,11]
Net investment income	1.15	1.02	1.38	2.87 [5]

Portfolio turnover rate	35%	24%	45%	4%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.24% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.40%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[10]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.24%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[11]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.40% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

114	Legg Mason Target Retirement Series 2012 Annual Report

Financial highlights (cont’d)

Legg Mason Target Retirement 2050

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class I Shares[1]	2012	2011	2010	2009[2]

Net asset value, beginning of year	$11.39	$9.52	$7.08	$11.40

Income (loss) from operations:
Net investment income	0.17	0.15	0.18	0.12
Net realized and unrealized gain (loss)	(0.19)	1.88	2.44	(4.32)
Total income (loss) from operations	(0.02)	2.03	2.62	(4.20)

Less distributions from:
Net investment income	(0.21)	(0.16)	(0.18)	(0.12)
Total distributions	(0.21)	(0.16)	(0.18)	(0.12)

Net asset value, end of year	$11.16	$11.39	$9.52	$7.08
Total return[3]	(0.05)%	21.30%	36.95%	(36.92)%

Net assets, end of year (000s)	$294	$288	$158	$62

Ratios to average net assets:
Gross expenses[4]	4.31%	8.70%	19.71%	26.17%[5]
Net expenses[4,6,7]	0.21 [8,9]	0.17 [8,10,11]	0.27 [11]	0.27 [5,11]
Net investment income	1.53	1.50	2.02	3.43 [5]

Portfolio turnover rate	35%	24%	45%	4%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.74% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.85%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[10]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[11]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.85% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2012 Annual Report	115

Legg Mason Target Retirement Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class A Shares[1]	2012	2011	2010	2009[2]

Net asset value, beginning of year	$12.48	$11.14	$8.63	$11.40

Income (loss) from operations:
Net investment income[3]	0.35	0.50	0.52	0.27
Net realized and unrealized gain (loss)	0.18	1.23	2.41	(2.77)
Total income (loss) from operations	0.53	1.73	2.93	(2.50)

Less distributions from:
Net investment income	(0.37)	(0.39)	(0.42)	(0.27)
Total distributions	(0.37)	(0.39)	(0.42)	(0.27)

Net asset value, end of year	$12.64	$12.48	$11.14	$8.63
Total return[4]	4.36%	15.56%	34.04%	(22.04)%

Net assets, end of year (000s)	$744	$492	$218	$75

Ratios to average net assets:
Gross expenses[5]	5.61%	7.15%	16.53%	23.77%[6]
Net expenses[5,7,8]	0.54 [9,10]	0.45 [9,11,12]	0.61 [12]	0.62 [6,12]
Net investment income[3]	2.79	4.17	5.00	6.84 [6]

Portfolio turnover rate	56%	50%	53%	13%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[3]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.99% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.15%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[11]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

116	Legg Mason Target Retirement Series 2012 Annual Report

Financial highlights (cont’d)

Legg Mason Target Retirement Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class C Shares[1]	2012	2011	2010	2009[2]

Net asset value, beginning of year	$12.48	$11.14	$8.62	$11.40

Income (loss) from operations:
Net investment income[3]	0.25	0.36	0.41	0.24
Net realized and unrealized gain (loss)	0.18	1.27	2.45	(2.77)
Total income (loss) from operations	0.43	1.63	2.86	(2.53)

Less distributions from:
Net investment income	(0.27)	(0.29)	(0.34)	(0.25)
Total distributions	(0.27)	(0.29)	(0.34)	(0.25)

Net asset value, end of year	$12.64	$12.48	$11.14	$8.62
Total return[4]	3.51%	14.66%	33.17%	(22.32)%

Net assets, end of year (000s)	$1,253	$1,085	$537	$81

Ratios to average net assets:
Gross expenses[5]	6.50%	8.29%	16.94%	24.35%[6]
Net expenses[5,7,8]	1.28 [9,10]	1.20 [9,11,12]	1.37 [12]	1.37 [6,12]
Net investment income[3]	1.99	3.04	3.87	6.06 [6]

Portfolio turnover rate	56%	50%	53%	13%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[3]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.74% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.90%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[11]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.90% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2012 Annual Report	117

Legg Mason Target Retirement Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class FI Shares[1]	2012	2011	2010	2009[2]

Net asset value, beginning of year	$12.48	$11.14	$8.63	$11.40

Income (loss) from operations:
Net investment income[3]	0.30	0.44	0.46	0.27
Net realized and unrealized gain (loss)	0.22	1.28	2.47	(2.77)
Total income (loss) from operations	0.52	1.72	2.93	(2.50)

Less distributions from:
Net investment income	(0.37)	(0.38)	(0.42)	(0.27)
Total distributions	(0.37)	(0.38)	(0.42)	(0.27)

Net asset value, end of year	$12.63	$12.48	$11.14	$8.63
Total return[4]	4.27%	15.55%	34.04%	(22.04)%

Net assets, end of year (000s)	$74	$570	$489	$378

Ratios to average net assets:
Gross expenses[5]	5.20%	7.23%	19.52%	23.72%[6]
Net expenses[5,7,8]	0.50 [9,10]	0.46 [9,11,12]	0.62 [12]	0.62 [6,12]
Net investment income[3]	2.34	3.68	4.53	6.84 [6]

Portfolio turnover rate	56%	50%	53%	13%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[3]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 0.99% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.15%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[11]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

118	Legg Mason Target Retirement Series 2012 Annual Report

Financial highlights (cont’d)

Legg Mason Target Retirement Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class R Shares[1]	2012	2011	2010	2009[2]

Net asset value, beginning of year	$12.48	$11.14	$8.63	$11.40

Income (loss) from operations:
Net investment income[3]	0.31	0.41	0.43	0.26
Net realized and unrealized gain (loss)	0.18	1.28	2.48	(2.77)
Total income (loss) from operations	0.49	1.69	2.91	(2.51)

Less distributions from:
Net investment income	(0.33)	(0.35)	(0.40)	(0.26)
Total distributions	(0.33)	(0.35)	(0.40)	(0.26)

Net asset value, end of year	$12.64	$12.48	$11.14	$8.63
Total return[4]	4.02%	15.25%	33.69%	(22.10)%

Net assets, end of year (000s)	$114	$109	$98	$76

Ratios to average net assets:
Gross expenses[5]	5.61%	7.47%	19.78%	24.03%[6]
Net expenses[5,7,8]	0.78 [9,10]	0.71 [9,11,12]	0.87 [12]	0.87 [6,12]
Net investment income[3]	2.45	3.43	4.28	6.59 [6]

Portfolio turnover rate	56%	50%	53%	13%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[3]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.24% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.40%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[11]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.24%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.40% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2012 Annual Report	119

Legg Mason Target Retirement Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class I Shares[1]	2012	2011	2010	2009[2]

Net asset value, beginning of year	$12.48	$11.14	$8.63	$11.40

Income (loss) from operations:
Net investment income[3]	0.36	0.48	0.51	0.28
Net realized and unrealized gain (loss)	0.20	1.28	2.46	(2.77)
Total income (loss) from operations	0.56	1.76	2.97	(2.49)

Less distributions from:
Net investment income	(0.42)	(0.42)	(0.46)	(0.28)
Total distributions	(0.42)	(0.42)	(0.46)	(0.28)

Net asset value, end of year	$12.62	$12.48	$11.14	$8.63
Total return[4]	4.64%	15.88%	34.45%	(21.96)%

Net assets, end of year (000s)	$148	$266	$143	$76

Ratios to average net assets:
Gross expenses[5]	5.34%	6.98%	17.67%	23.52%[6]
Net expenses[5,7,8]	0.23 [9,10]	0.20 [9,11,12]	0.32 [12]	0.32 [6,12]
Net investment income[3]	2.83	4.00	4.95	7.14 [6]

Portfolio turnover rate	56%	50%	53%	13%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[3]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.74% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.85%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[11]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.85% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

120	Legg Mason Target Retirement Series 2012 Annual Report

Notes to financial statements

1. Organization and significant accounting policies

Legg Mason Target Retirement 2015 (“Retirement 2015”), Legg Mason Target Retirement 2020 (“Retirement 2020”), Legg Mason Target Retirement 2025 (“Retirement 2025”), Legg Mason Target Retirement 2030 (“Retirement 2030”), Legg Mason Target Retirement 2035 (“Retirement 2035”), Legg Mason Target Retirement 2040 (“Retirement 2040”), Legg Mason Target Retirement 2045 (“Retirement 2045”), Legg Mason Target Retirement 2050 (“Retirement 2050”), and Legg Mason Target Retirement Fund (“Retirement Fund”) (each, a “Fund” and collectively, the “Funds”) are separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Funds invest in other mutual funds (“Underlying Funds”) which are affiliated with Legg Mason, Inc. (“Legg Mason”) or exchange-traded funds that are based on an index and managed by unaffiliated investment advisers. The financial statements and financial highlights for the Underlying Funds are presented in a separate shareholder report for each respective Underlying Fund.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Investments in the Underlying Funds, excluding ETFs, are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Funds calculate their net asset value, the Funds value these securities as determined in accordance with procedures approved by the Funds’ Board of Trustees.

The Funds have adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Funds’ investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Legg Mason Target Retirement Series 2012 Annual Report	121

The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:

Retirement 2015

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in underlying funds†	$3,917,180	—	—	$3,917,180
Purchased options†	24,270	—	—	24,270
Total long-term investments	$3,941,450	—	—	$3,941,450
Short-term investments†	—	$722,000	—	722,000
Total investments	$3,941,450	$722,000	—	$4,663,450

†	See Schedules of Investments for additional detailed categorizations.

Retirement 2020

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in underlying funds†	$4,782,763	—	—	$4,782,763

†	See Schedules of Investments for additional detailed categorizations.

Retirement 2025

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in underlying funds†	$5,839,164	—	—	$5,839,164

†	See Schedules of Investments for additional detailed categorizations.

Retirement 2030

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in underlying funds†	$4,530,933	—	—	$4,530,933

†	See Schedules of Investments for additional detailed categorizations.

Retirement 2035

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in underlying funds†	$3,873,379	—	—	$3,873,379

†	See Schedules of Investments for additional detailed categorizations.

Retirement 2040

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in underlying funds†	$4,005,020	—	—	$4,005,020

†	See Schedules of Investments for additional detailed categorizations.

122	Legg Mason Target Retirement Series 2012 Annual Report

Notes to financial statements (cont’d)

Retirement 2045

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in underlying funds†	$2,493,480	—	—	$2,493,480

†	See Schedules of Investments for additional detailed categorizations.

Retirement 2050

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in underlying funds†	$2,379,208	—	—	$2,379,208

†	See Schedules of Investments for additional detailed categorizations.

Retirement Fund

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in underlying funds†	$2,332,514	—	—	$2,332,514

†	See Schedules of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Funds may enter into repurchase agreements with institutions that their investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Funds acquire a debt security subject to an obligation of the seller to repurchase, and of the Funds to resell, the security at an agreed-upon price and time, thereby determining the yield during the Funds’ holding period. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian, acting on the Funds’ behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Funds generally have the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Funds seek to assert their rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Futures contracts. The Funds may use futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Funds are required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are made or received by the Funds each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. The daily changes in contract value are recorded as unrealized gains or losses in the Statements of Operations and the Funds recognize a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Funds may not be able to enter into a closing transaction because of an illiquid secondary market.

Legg Mason Target Retirement Series 2012 Annual Report	123

(d) Fund of funds risk. Your cost of investing in the Funds, as funds of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An underlying fund may change its investment objective or policies without the Funds’ approval, which could force the Funds to withdraw their investments from such underlying fund at a time that is unfavorable to the Funds. In addition, one underlying fund may buy the same securities that another underlying fund sells. Therefore, the Funds would indirectly bear the costs of these trades without accomplishing any investment purpose.

(e) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Net investment income distributions and short-term capital gain distributions, if any, from the Underlying Funds are recorded on the ex-dividend date as investment income. Interest income is recorded on an accrual basis. Long-term capital gain distributions, if any, from the Underlying Funds are recorded on the ex-dividend date as realized gains. The cost of investments sold is determined by use of the specific identification method.

(f) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(h) Compensating balance arrangements. Each Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on each Fund’s cash on deposit with the bank.

(i) Federal and other taxes. It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute their taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Funds’ financial statements.

Management has analyzed the Funds’ tax positions taken on income tax returns for all open tax years and has concluded that as of January 31, 2012, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by Internal Revenue Service and state departments of revenue.

(j) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year, the following reclassifications have been made:

Fund		Overdistributed Net Investment Income	Accumulated Net Realized Loss	Paid-in Capital
Retirement 2015	(a)	$2,280	—	$(2,280)
	(b)	(1,475)	$1,475	—
Retirement 2025	(b)	529	(529)	—
Retirement 2030	(a)	2,401	—	(2,401)
Retirement 2035	(a)	1,962	—	(1,962)
Retirement 2040	(a)	2,287	—	(2,287)
Retirement 2045	(a)	1,383	—	(1,383)
Retirement 2050	(a)	1,581	—	(1,581)

(a)	Reclassifications are primarily due to a taxable overdistribution.

(b)	Reclassifications are primarily due to book/tax differences in the treatment of distributions.

During the current year, Retirement 2020 and Retirement Fund had no reclassifications.

124	Legg Mason Target Retirement Series 2012 Annual Report

Notes to financial statements (cont’d)

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is each Fund’s investment manager and Legg Mason Global Asset Allocation, LLC (“LMGAA”) is each Fund’s subadviser. Western Asset Management Company (“Western Asset”) manages each Fund’s cash and short-term instruments. Effective November 21, 2011, Western Asset manages the assets allocated to the new Event Risk Management strategy for each of the Funds, except Retirement Fund, during the “Dynamic Rebalancing Period” (generally, five years before and five years after the target date). LMPFA, LMGAA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, each Fund pays an investment management fee calculated daily and paid monthly, at an annual rate of 0.10% of each Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Funds. LMPFA delegates to the subadvisers the day-to-day portfolio management of the Funds.

LMGAA does not receive a fee from the manager (LMPFA). While a Fund is not in the Dynamic Rebalancing Period (generally, five years before and five years after the target date), the sub-advisory fee will be 0.02% of the portion of the Fund’s average daily net assets allocated to Western Asset for the management of cash and other short-term instruments, net of expense waivers and reimbursements. Such fee shall be paid to Western Asset by the manager out of the fee it receives from each Fund. While a Fund is in the Dynamic Rebalancing Period, the sub-advisory fee will be 0.10% of the Fund’s average daily net assets allocated to Western Asset. The fees are calculated daily and payable monthly.

Effective May 31, 2011, as a result of expense limitation arrangements between each Fund and LMPFA, the ratio of expenses, other than interest, taxes, extraordinary expenses and brokerage, except for brokerage commissions paid on purchases and sales of ETFs, to average net assets of each Fund’s Class A, C, FI, R and I shares did not exceed 1.15%, 1.90%, 1.15%, 1.40% and 0.85%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

Prior to May 31, 2011, as a result of expense limitation arrangements between each Fund and LMPFA, the ratio of expenses, other than interest, taxes, extraordinary expenses and brokerage, except for brokerage commissions paid on purchases and sales of shares of ETFs, to average net assets of each Fund’s Class A, C, FI, R and I shares did not exceed 0.99%, 1.74%, 0.99%, 1.24% and 0.74%, respectively.

The expense limitations take into account the expenses of the Underlying Funds and brokerage commissions paid on purchases and sales of shares of ETFs. The expenses of the Underlying Funds are calculated based on an average of the net expense ratio (as shown in the most recent prospectus or shareholder report for each Underlying Fund as of the date of the Funds’ most recent prospectus) of the class of shares of each Underlying Fund held by a Fund, weighted in proportion to each Fund’s investment allocation among the Underlying Funds.

During the year ended January 31, 2012, fees waived and/or expenses reimbursed amounted to $137,359, $136,114, $138,366, $132,818, $131,338, $128,105, $112,313, $108,596 and $115,379 for Retirement 2015, Retirement 2020, Retirement 2025, Retirement 2030, Retirement 2035, Retirement 2040, Retirement 2045, Retirement 2050 and Retirement Fund, respectively.

The investment manager is permitted to recapture amounts previously waived or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expense incurred. In no case will the investment manager recapture any amount that would result, on any particular business day of each Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as each Fund’s sole and exclusive distributor.

For each Fund, there is a maximum initial sales charge of 5.75% for Class A shares. Each Fund has a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs

Legg Mason Target Retirement Series 2012 Annual Report	125

within one year from purchase payment. For each Fund, in certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate for each Fund. These purchases do not incur an initial sales charge.

For the year ended January 31, 2012, LMIS and its affiliates received sales charges of approximately $1,000 each on sales of Class A shares of Retirement 2020, Retirement 2025 and Retirement Fund, and did not receive sales charges on the sales of Class A shares of Retirement 2015, Retirement 2030, Retirement 2035, Retirement 2040, Retirement 2045 and Retirement 2050. In addition, for the year ended January 31, 2012, there were no CDSCs paid to LMIS and its affiliates.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the year ended January 31, 2012, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

	Purchases	Sales
Retirement 2015	$9,146,013	$9,336,125
Retirement 2020	2,528,097	2,076,888
Retirement 2025	2,479,791	1,581,348
Retirement 2030	2,699,454	1,993,516
Retirement 2035	1,283,737	1,276,299
Retirement 2040	1,490,061	1,174,844
Retirement 2045	860,396	668,746
Retirement 2050	950,766	904,582
Retirement Fund	1,288,894	1,496,786

At January 31, 2012, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Retirement 2015	$172,517	$(30,059)	$142,458
Retirement 2020	477,381	—	477,381
Retirement 2025	552,977	(9,484)	543,493
Retirement 2030	469,837	—	469,837
Retirement 2035	410,440	(4,927)	405,513
Retirement 2040	404,772	(6,336)	398,436
Retirement 2045	240,832	(4,441)	236,391
Retirement 2050	209,160	(15,241)	193,919
Retirement Fund	259,510	—	259,510

4. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statements of Assets and Liabilities at January 31, 2012.

ASSET DERIVATIVES[1]
Retirement 2015	Equity Risk
Purchased options[2]	$24,270

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]	Market value of purchased options is reported in Investments at value in the Statements of Assets and Liabilities.

126	Legg Mason Target Retirement Series 2012 Annual Report

Notes to financial statements (cont’d)

The following table provides information about the effect of derivatives and hedging activities on the Funds’ Statements of Operations for the year ended January 31, 2012. The table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Funds’ derivatives and hedging activities during the period.

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Retirement 2015	Equity Risk
Purchased options	$(30,059)

During the year ended January 31, 2012, the volume of derivative activity for the Funds was as follows:

Retirement 2015	Average Market Value
Purchased options	$6,794

During the year ended January 31, 2012, Retirement 2020, Retirement 2025, Retirement 2030, Retirement 2035, Retirement 2040, Retirement 2045, Retirement 2050 and Retirement Fund did not invest directly in any derivative instruments.

5. Class specific expenses, waivers and/or expense reimbursements

The Funds have adopted a Rule 12b-1 distribution plan and under that plan the Funds pay a service fee with respect to their Class A, C, FI and R shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. In addition, the Funds pay a distribution fee with respect to their Class C and R shares calculated at the annual rate of 0.75% and 0.25% of the average daily net assets of each class, respectively. Service and distribution fees are accrued daily and paid monthly.

During the year ended January 31, 2012, the service and/or distribution fees waived amounted to $675, $661, $615, $1,115, and $1,047 for Class FI shares of Retirement 2020, Retirement 2025, Retirement 2040, Retirement 2045 and Retirement 2050, respectively, and $176 and $554 for Class R shares of Retirement 2015 and Retirement Fund, respectively.

For the year ended January 31, 2012, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Retirement 2015
Class A	$1,364	$2,411
Class C	36,734	18,356
Class FI	773	1,391
Class R	519	302
Class I	—	705
Total	$39,390	$23,165

Retirement 2020
Class A	$1,064	$2,424
Class C	25,062	13,878
Class FI	675	1,114
Class R	817	683
Class I	—	4,575
Total	$27,618	$22,674

Retirement 2025
Class A	$977	$1,897
Class C	35,486	17,582
Class FI	661	1,035
Class R	804	385
Class I	—	4,156
Total	$37,928	$25,055

Legg Mason Target Retirement Series 2012 Annual Report	127

	Service and/or Distribution Fees	Transfer Agent Fees
Retirement 2030
Class A	$825	$1,748
Class C	22,429	13,514
Class FI	667	1,132
Class R	692	441
Class I	—	4,377
Total	$24,613	$21,212

Retirement 2035
Class A	$974	$2,150
Class C	17,799	11,881
Class FI	665	1,101
Class R	547	262
Class I	—	5,166
Total	$19,985	$20,560

Retirement 2040
Class A	$463	$1,328
Class C	20,511	14,301
Class FI	615	1,066
Class R	534	350
Class I	—	4,318
Total	$22,123	$21,363

Retirement 2045
Class A	$610	$1,492
Class C	9,384	8,193
Class FI	1,115	1,387
Class R	567	356
Class I	—	2,476
Total	$11,676	$13,904

Retirement 2050
Class A	$1,495	$2,786
Class C	11,057	8,760
Class FI	1,047	1,328
Class R	593	363
Class I	—	1,098
Total	$14,192	$14,335
Retirement Fund
Class A	$1,254	$2,972
Class C	11,585	8,746
Class FI	846	1,760
Class R	554	365
Class I	—	804
Total	$14,239	$14,647

128	Legg Mason Target Retirement Series 2012 Annual Report

Notes to financial statements (cont’d)

For the year ended January 31, 2012, waivers and/or expense reimbursements by class were as follows:

	Service and/or Distribution Fee Waivers	Waivers/ Expense Reimbursements
Retirement 2015
Class A	—	$15,824
Class C	—	105,979
Class FI	—	8,630
Class R	$176	2,620
Class I	—	4,306
Total	$176	$137,359

Retirement 2020
Class A	—	$13,134
Class C	—	75,199
Class FI	$675	7,232
Class R	—	4,702
Class I	—	35,847
Total	$675	$136,114

Retirement 2025
Class A	—	$10,008
Class C	—	91,589
Class FI	$661	6,159
Class R	—	3,791
Class I	—	26,819
Total	$661	$138,366

Retirement 2030
Class A	—	$10,782
Class C	—	74,096
Class FI	—	8,317
Class R	—	4,206
Class I	—	35,417
Total	—	$132,818

Retirement 2035
Class A	—	$13,297
Class C	—	63,763
Class FI	—	8,430
Class R	—	3,520
Class I	—	42,328
Total	—	$131,338

Retirement 2040
Class A	—	$6,762
Class C	—	72,837
Class FI	$615	7,529
Class R	—	3,399
Class I	—	37,578
Total	$615	$128,105

Retirement 2045
Class A	—	$11,509
Class C	—	47,193
Class FI	$1,115	18,449
Class R	—	5,068
Class I	—	30,094
Total	$1,115	$112,313

Legg Mason Target Retirement Series 2012 Annual Report	129

	Service and/or Distribution Fee Waivers	Waivers/ Expense Reimbursements
Retirement 2050
Class A	—	$25,010
Class C	—	50,818
Class FI	$1,047	15,489
Class R	—	4,839
Class I	—	12,440
Total	$1,047	$108,596

Retirement Fund
Class A	—	$25,447
Class C	—	60,484
Class FI	—	15,915
Class R	$554	4,803
Class I	—	8,730
Total	$554	$115,379

6. Distributions to shareholders by class

	Year Ended January 31, 2012	Year Ended January 31, 2011
Retirement 2015
Net Investment Income:
Class A	$11,125	$7,148
Class C	26,873	47,258
Class FI	1,525	12,194
Class R	1,238	2,032
Class I	1,989	5,037
Total	$42,750	$73,669

Net Realized Gains:
Class A	$2,672	—
Class C	13,494	—
Class FI	250	—
Class R	366	—
Class I	324	—
Total	$17,106	—

Retirement 2020
Net Investment Income:
Class A	$10,756	$11,795
Class C	32,050	33,095
Class FI	1,566	11,777
Class R	2,420	3,395
Class I	33,708	22,947
Total	$80,500	$83,009

Retirement 2025
Net Investment Income:
Class A	$11,087	$6,870
Class C	44,796	40,034
Class FI	1,560	11,112
Class R	4,029	2,180
Class I	24,529	21,486
Total	$86,001	$81,682

130	Legg Mason Target Retirement Series 2012 Annual Report

Notes to financial statements (cont’d)

	Year Ended January 31, 2012	Year Ended January 31, 2011
Retirement 2030
Net Investment Income:
Class A	$12,252	$4,115
Class C	30,244	16,487
Class FI	1,089	9,347
Class R	2,671	1,932
Class I	25,995	21,089
Total	$72,251	$52,970

Retirement 2035
Net Investment Income:
Class A	$7,827	$5,853
Class C	23,029	10,731
Class FI	1,150	7,118
Class R	2,163	1,173
Class I	25,331	22,425
Total	$59,500	$47,300

Retirement 2040
Net Investment Income:
Class A	$4,527	$3,827
Class C	19,397	7,622
Class FI	755	5,802
Class R	1,482	973
Class I	24,089	14,976
Total	$50,250	$33,200

Retirement 2045
Net Investment Income:
Class A	$3,033	$2,766
Class C	8,560	4,022
Class FI	5,959	6,069
Class R	1,514	1,085
Class I	12,869	9,658
Total	$31,935	$23,600

Retirement 2050
Net Investment Income:
Class A	$9,145	$6,400
Class C	10,894	2,974
Class FI	4,502	5,509
Class R	1,712	955
Class I	4,997	3,662
Total	$31,250	$19,500

Retirement Fund
Net Investment Income:
Class A	$18,857	$14,748
Class C	25,759	23,053
Class FI	3,023	17,552
Class R	2,905	3,089
Class I	4,956	8,558
Total	$55,500	$67,000

Legg Mason Target Retirement Series 2012 Annual Report	131

7. Shares of beneficial interest

At January 31, 2012, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Funds have the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Year Ended January 31, 2012		Year Ended January 31, 2011
	Shares	Amount	Shares	Amount
Retirement 2015
Class A
Shares sold	66,008	$767,702	19,725	$213,780
Shares issued on reinvestment	1,248	13,797	413	4,837
Shares repurchased	(11,252)	(134,037)	(23,202)	(264,740)
Net increase (decrease)	56,004	$647,462	(3,064)	$(46,123)

Class C
Shares sold	223,839	$2,635,916	278,501	$3,147,715
Shares issued on reinvestment	3,642	40,367	4,033	47,252
Shares repurchased	(190,256)	(2,198,093)	(108,518)	(1,194,385)
Net increase	37,225	$478,190	174,016	$2,000,582

Class FI
Shares sold	334	$3,990	481	$5,339
Shares issued on reinvestment	157	1,775	54	636
Shares repurchased	(40,649)	(482,138)	(44)	(513)
Net increase (decrease)	(40,158)	$(476,373)	491	$5,462

Class R
Shares sold	149	$1,739	—	—
Shares issued on reinvestment	143	1,582	—	—
Shares repurchased	(1)	(15)	—	—
Net increase	291	$3,306	—	—

Class I
Shares sold	1,410	$16,755	9,901	$105,510
Shares issued on reinvestment	36	421	5	56
Shares repurchased	(11,593)	(139,051)	(5,395)	(58,659)
Net increase (decrease)	(10,147)	$(121,875)	4,511	$46,907

Retirement 2020
Class A
Shares sold	36,677	$431,379	31,363	$351,638
Shares issued on reinvestment	958	10,756	813	9,418
Shares repurchased	(34,424)	(408,204)	(5,680)	(61,503)
Net increase	3,211	$33,931	26,496	$299,553

Class C
Shares sold	144,472	$1,691,844	168,638	$1,861,150
Shares issued on reinvestment	2,738	30,827	2,855	33,095
Shares repurchased	(136,008)	(1,577,158)	(86,670)	(945,323)
Net increase	11,202	$145,513	84,823	$948,922

Class FI
Shares issued on reinvestment	137	$1,566	—	—
Shares repurchased	(38,325)	(450,001)	—	—
Net decrease	(38,188)	$(448,435)	—	—

132	Legg Mason Target Retirement Series 2012 Annual Report

Notes to financial statements (cont’d)

	Year Ended January 31, 2012		Year Ended January 31, 2011
	Shares	Amount	Shares	Amount
Retirement 2020 continued
Class R
Shares sold	7,133	$86,190	209	$2,249
Shares issued on reinvestment	206	2,316	112	1,295
Shares repurchased	(9,879)	(117,389)	—	—
Net increase (decrease)	(2,540)	$(28,883)	321	$3,544

Class I
Shares sold	60,599	$724,111	86,430	$911,704
Shares issued on reinvestment	37	408	13	146
Shares repurchased	(8,671)	(105,441)	(26,450)	(291,564)
Net increase	51,965	$619,078	59,993	$620,286

Retirement 2025
Class A
Shares sold	59,938	$690,795	10,861	$117,193
Shares issued on reinvestment	1,004	11,087	406	4,637
Shares repurchased	(17,144)	(197,440)	(4,898)	(49,799)
Net increase	43,798	$504,442	6,369	$72,031

Class C
Shares sold	156,368	$1,801,154	147,610	$1,587,968
Shares issued on reinvestment	3,970	43,945	3,499	40,034
Shares repurchased	(107,414)	(1,235,236)	(35,357)	(381,665)
Net increase	52,924	$609,863	115,752	$1,246,337

Class FI
Shares issued on reinvestment	140	$1,560	—	—
Shares repurchased	(37,770)	(450,001)	—	—
Net decrease	(37,630)	$(448,441)	—	—

Class R
Shares sold	12,803	$141,800	1,067	$11,044
Shares issued on reinvestment	294	3,252	18	217
Shares repurchased	(8,897)	(100,073)	(81)	(917)
Net increase	4,200	$44,979	1,004	$10,344

Class I
Shares sold	24,192	$282,225	74,147	$785,571
Shares issued on reinvestment	12	131	—	—
Shares repurchased	(13,355)	(151,529)	(31,419)	(329,564)
Net increase	10,849	$130,827	42,728	$456,007

Retirement 2030
Class A
Shares sold	52,469	$579,798	13,567	$145,786
Shares issued on reinvestment	1,141	12,241	207	2,316
Shares repurchased	(28,219)	(319,401)	(5,297)	(53,534)
Net increase	25,391	$272,638	8,477	$94,568

Class C
Shares sold	245,240	$2,769,132	161,835	$1,710,460
Shares issued on reinvestment	2,795	30,016	1,462	16,353
Shares repurchased	(178,677)	(2,024,692)	(71,272)	(754,850)
Net increase	69,358	$774,456	92,025	$971,963

Legg Mason Target Retirement Series 2012 Annual Report	133

	Year Ended January 31, 2012		Year Ended January 31, 2011
	Shares	Amount	Shares	Amount
Retirement 2030 continued
Class FI
Shares sold	—	—	171	$1,813
Shares issued on reinvestment	101	$1,089	31	349
Shares repurchased	(41,363)	(470,782)	(1,673)	(16,793)
Net decrease	(41,262)	$(469,693)	(1,471)	$(14,631)

Class R
Shares sold	3,563	$38,764	866	$9,132
Shares issued on reinvestment	209	2,253	34	386
Shares repurchased	(436)	(4,651)	—	—
Net increase	3,336	$36,366	900	$9,518

Class I
Shares sold	26,633	$301,013	89,006	$909,751
Shares issued on reinvestment	12	127	—	—
Shares repurchased	(20,660)	(231,042)	(23,768)	(247,337)
Net increase	5,985	$70,098	65,238	$662,414

Retirement 2035
Class A
Shares sold	29,899	$332,779	13,938	$145,511
Shares issued on reinvestment	745	7,827	403	4,448
Shares repurchased	(24,969)	(275,445)	(8,926)	(91,486)
Net increase	5,675	$65,161	5,415	$58,473

Class C
Shares sold	88,519	$974,150	103,223	$1,063,918
Shares issued on reinvestment	2,185	22,953	973	10,731
Shares repurchased	(54,041)	(597,248)	(43,552)	(447,369)
Net increase	36,663	$399,855	60,644	$627,280

Class FI
Shares sold	516	$5,462	969	$10,017
Shares issued on reinvestment	108	1,150	13	141
Shares repurchased	(40,268)	(450,135)	(75)	(767)
Net increase (decrease)	(39,644)	$(443,523)	907	$9,391

Class R
Shares sold	3,242	$33,502	3,444	$33,473
Shares issued on reinvestment	156	1,637	2	22
Shares repurchased	(39)	(417)	(3,277)	(31,534)
Net increase	3,359	$34,722	169	$1,961

Class I
Shares sold	27,263	$296,905	106,502	$1,057,345
Shares issued on reinvestment	12	123	—	—
Shares repurchased	(40,703)	(431,625)	(41,764)	(440,791)
Net increase (decrease)	(13,428)	$(134,597)	64,738	$616,554

Retirement 2040
Class A
Shares sold	27,848	$300,858	19,879	$206,568
Shares issued on reinvestment	425	4,527	237	2,647
Shares repurchased	(29,867)	(340,038)	(890)	(9,044)
Net increase (decrease)	(1,594)	$(34,653)	19,226	$200,171

134	Legg Mason Target Retirement Series 2012 Annual Report

Notes to financial statements (cont’d)

	Year Ended January 31, 2012		Year Ended January 31, 2011
	Shares	Amount	Shares	Amount
Retirement 2040 continued
Class C
Shares sold	125,735	$1,410,085	136,720	$1,402,068
Shares issued on reinvestment	1,813	19,362	682	7,622
Shares repurchased	(88,735)	(974,900)	(31,618)	(333,420)
Net increase	38,813	$454,547	105,784	$1,076,270

Class FI
Shares issued on reinvestment	70	$755	—	—
Shares repurchased	(40,440)	(450,000)	—	—
Net decrease	(40,370)	$(449,245)	—	—

Class R
Shares sold	431	$4,783	220	$2,256
Shares issued on reinvestment	136	1,450	6	60
Shares repurchased	(24)	(250)	—	—
Net increase	543	$5,983	226	$2,316

Class I
Shares sold	54,186	$599,002	77,325	$773,877
Shares issued on reinvestment	10	109	—	—
Shares repurchased	(26,752)	(282,577)	(26,910)	(280,246)
Net increase	27,444	$316,534	50,415	$493,631

Retirement 2045
Class A
Shares sold	24,862	$273,691	15,087	$152,459
Shares issued on reinvestment	286	3,033	138	1,542
Shares repurchased	(12,051)	(126,795)	(8,603)	(87,285)
Net increase	13,097	$149,929	6,622	$66,716

Class C
Shares sold	70,951	$786,908	71,878	$738,458
Shares issued on reinvestment	785	8,330	360	4,022
Shares repurchased	(50,042)	(556,194)	(46,446)	(479,767)
Net increase	21,694	$239,044	25,792	$262,713

Class FI
Shares issued on reinvestment	563	$5,959	—	—
Shares repurchased	(23,411)	(250,000)	—	—
Net decrease	(22,848)	$(244,041)	—	—

Class R
Shares sold	534	$6,124	251	$2,572
Shares issued on reinvestment	143	1,514	11	119
Shares repurchased	(111)	(1,169)	—	—
Net increase	566	$6,469	262	$2,691

Class I
Shares sold	22,084	$248,768	65,709	$655,856
Shares issued on reinvestment	10	107	—	—
Shares repurchased	(21,840)	(245,461)	(30,083)	(327,535)
Net increase	254	$3,414	35,626	$328,321

Legg Mason Target Retirement Series 2012 Annual Report	135

	Year Ended January 31, 2012		Year Ended January 31, 2011
	Shares	Amount	Shares	Amount
Retirement 2050
Class A
Shares sold	16,636	$182,837	36,886	$371,733
Shares issued on reinvestment	861	9,145	472	5,278
Shares repurchased	(15,903)	(169,135)	(1,797)	(18,165)
Net increase	1,594	$22,847	35,561	$358,846

Class C
Shares sold	91,172	$1,019,430	74,365	$781,090
Shares issued on reinvestment	1,023	10,894	266	2,974
Shares repurchased	(53,740)	(600,114)	(37,279)	(393,319)
Net increase	38,455	$430,210	37,352	$390,745

Class FI
Shares issued on reinvestment	423	$4,502	—	—
Shares repurchased	(37,359)	(400,001)	—	—
Net decrease	(36,936)	$(395,499)	—	—

Class R
Shares sold	1,670	$18,608	776	$7,838
Shares issued on reinvestment	153	1,618	9	102
Shares repurchased	(79)	(830)	(637)	(7,061)
Net increase	1,744	$19,396	148	$879

Class I
Shares sold	14,552	$160,568	21,163	$213,722
Shares issued on reinvestment	16	172	—	—
Shares repurchased	(13,525)	(147,021)	(12,495)	(132,753)
Net increase	1,043	$13,719	8,668	$80,969

Retirement Fund
Class A
Shares sold	39,644	$499,731	24,712	$302,944
Shares issued on reinvestment	1,543	18,857	905	11,114
Shares repurchased	(21,799)	(278,101)	(5,774)	(67,547)
Net increase	19,388	$240,487	19,843	$246,511

Class C
Shares sold	78,778	$991,706	76,047	$904,948
Shares issued on reinvestment	2,105	25,759	1,878	23,054
Shares repurchased	(68,690)	(860,523)	(39,155)	(464,038)
Net increase	12,193	$156,942	38,770	$463,964

Class FI
Shares sold	58	$721	2,136	$25,002
Shares issued on reinvestment	245	3,023	55	669
Shares repurchased	(40,103)	(500,001)	(401)	(4,982)
Net increase (decrease)	(39,800)	$(496,257)	1,790	$20,689

Class R
Shares issued on reinvestment	237	$2,905	—	—
Net increase	237	$2,905	—	—

Class I
Shares sold	4,219	$52,504	11,029	$126,303
Shares issued on reinvestment	47	584	—	—
Shares repurchased	(13,851)	(176,903)	(2,587)	(30,029)
Net increase (decrease)	(9,585)	$(123,815)	8,442	$96,274

136	Legg Mason Target Retirement Series 2012 Annual Report

Notes to financial statements (cont’d)

8. Income tax information and distributions to shareholders

The tax character of distributions paid during the fiscal year ended January 31, 2012 was as follows:

	Retirement 2015	Retirement 2020	Retirement 2025
Distributions Paid From:
Ordinary income	$44,225	$80,500	$85,472
Net long-term capital gains	15,631	—	529
Total distributions paid	$59,856	$80,500	$86,001

	Retirement 2030	Retirement 2035	Retirement 2040
Distributions Paid From:
Ordinary income	$72,251	$59,500	$50,250

	Retirement 2045	Retirement 2050	Retirement Fund
Distributions Paid From:
Ordinary income	$31,935	$31,250	$55,500

The tax character of distributions paid during the fiscal year ended January 31, 2011 was as follows:

	Retirement 2015	Retirement 2020	Retirement 2025
Distributions Paid From:
Ordinary income	$73,669	$83,009	$81,682

	Retirement 2030	Retirement 2035	Retirement 2040
Distributions Paid From:
Ordinary income	$52,970	$47,300	$33,200

	Retirement 2045	Retirement 2050	Retirement Fund
Distributions Paid From:
Ordinary income	$23,600	$19,500	$67,000

As of January 31, 2012, the components of accumulated earnings on a tax basis were as follows:

	Retirement 2015		Retirement 2020		Retirement 2025
Undistributed ordinary income — net	—		$624		—
Undistributed long-term capital gains — net	—		—		$4,978
Capital loss carryforward*	—		(7,969)		—
Other book/tax temporary differences	$(32,233)	(a)	(4,254)	(b)	(4,664)	(c)
Unrealized appreciation (depreciation)	142,458	(d)	477,381	(d)	543,493	(d)
Total accumulated earnings (losses) — net	$110,225		$465,782		$543,807

	Retirement 2030		Retirement 2035		Retirement 2040
Capital loss carryforward*	$(22,974)		$(32,857)		$(30,457)
Other book/tax temporary differences	(4,119)	(c)	(4,628)	(c)	(4,872)	(c)
Unrealized appreciation (depreciation)	469,837	(d)	405,513	(d)	398,436	(d)
Total accumulated earnings (losses) — net	$442,744		$368,028		$363,107

	Retirement 2045		Retirement 2050		Retirement Fund
Undistributed ordinary income — net	—		—		$1,772
Undistributed long-term capital gains — net	—		—		4,258
Total undistributed earnings	—		—		$6,030
Capital loss carryforward*	$(31,338)		$(57,659)		—
Other book/tax temporary differences	(6,017)	(a)	(12,865)	(a)	(1,906)	(e)
Unrealized appreciation (depreciation)	236,391	(d)	193,919	(d)	259,510	(d)
Total accumulated earnings (losses) — net	$199,036		$123,395		$263,634

*	During the current year ended January 31, 2012, Retirement 2015, Retirement 2025 and Retirement Fund utilized all of their respective capital loss carryforwards from prior years. Additionally, Retirement 2020 utilized $24,230, Retirement 2030 utilized $31,377, Retirement 2035 utilized $17,177, Retirement 2040 utilized $4,397, Retirement 2045 utilized $9,936 and Retirement 2050 utilized $10,203 of their respective capital loss carryforwards available from prior years.

Legg Mason Target Retirement Series 2012 Annual Report	137

As of January 31, 2012, the Funds had the following net capital loss carryforwards remaining:

Year of Expiration	Retirement 2020	Retirement 2030	Retirement 2035
1/31/2018	$(7,969)	$(22,974)	$(31,941)
1/31/2019	—	—	(916)
	$(7,969)	$(22,974)	$(32,857)

Year of Expiration	Retirement 2040	Retirement 2045	Retirement 2050
1/31/2018	$(30,457)	$(31,338)	$(55,952)
1/31/2019	—	—	(1,707)
	$(30,457)	$(31,338)	$(57,659)

These amounts will be available to offset their respective fund’s future taxable capital gains.

(a)

Other book/tax temporary differences are attributable primarily to the deferral of qualified late year losses for tax purposes, the deferral of post-October capital losses for tax purposes and book/tax differences in the timing of the deductibility of various expenses.

(b)

Other book/tax temporary differences are attributable primarily to the deferral of post-October capital losses for tax purposes and book/tax differences in the timing of the deductibility of various expenses.

(c)

Other book/tax temporary differences are attributable primarily to the deferral of qualified late year losses for tax purposes and book/tax differences in the timing of the deductibility of various expenses.

(d)	The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

(e)	Other book/tax temporary differences are attributable primarily to book/tax differences in the timing of the deductibility of various expenses.

9. Recent accounting pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820)—Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU No. 2011-04”). ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact the adoption of ASU No. 2011-04 will have on the Funds’ financial statements and related disclosures.

138	Legg Mason Target Retirement Series 2012 Annual Report

Report of independent registered public accounting firm

The Board of Trustees and Shareholders

Legg Mason Partners Equity Trust:

We have audited the accompanying statements of assets and liabilities of Legg Mason Target Retirement 2015, Legg Mason Target Retirement 2020, Legg Mason Target Retirement 2025, Legg Mason Target Retirement 2030, Legg Mason Target Retirement 2035, Legg Mason Target Retirement 2040, Legg Mason Target Retirement 2045, Legg Mason Target Retirement 2050, and Legg Mason Target Retirement Fund, each a series of Legg Mason Partners Equity Trust, including the schedules of investments, as of January 31, 2012, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended and for the period from August 29, 2008 (commencement of operations) to January 31, 2009. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2012, by correspondence with the custodian, the investee funds’ transfer agents and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Legg Mason Target Retirement 2015, Legg Mason Target Retirement 2020, Legg Mason Target Retirement 2025, Legg Mason Target Retirement 2030, Legg Mason Target Retirement 2035, Legg Mason Target Retirement 2040, Legg Mason Target Retirement 2045, Legg Mason Target Retirement 2050, and Legg Mason Target Retirement Fund as of January 31, 2012, the results of their operations for the year then ended, changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended and for the period the from August 29, 2008 (commencement of operations) to January 31, 2009 , in conformity with U.S. generally accepted accounting principles.

New York, New York

March 16, 2012

Legg Mason Target Retirement Series	139

Board approval of management and subadvisory agreements

At a meeting of the Trust’s Board of Trustees, the Board considered the re-approval for an annual period of the management agreement between the Trust, on behalf of each of Legg Mason Target Retirement 2015, Legg Mason Target Retirement 2020, Legg Mason Target Retirement 2025, Legg Mason Target Retirement 2030, Legg Mason Target Retirement 2035, Legg Mason Target Retirement 2040, Legg Mason Target Retirement 2045, Legg Mason Target Retirement 2050, and Legg Mason Target Retirement Fund (each, a “Fund” and collectively, the “Funds”), and Legg Mason Partners Fund Advisor, LLC (the “Manager”) pursuant to which the Manager provides the Fund with investment advisory and administrative services, the sub-advisory agreement between the Manager and Legg Mason Global Asset Allocation, LLC (“LMGAA”) pursuant to which LMGAA provides day-to-day management of the Fund’s portfolio, and the sub-advisory agreement between the Manager and Western Asset Management Company (“Western Asset” and, together with LMGAA, the “Sub-Advisers”) pursuant to which Western Asset provides day-to-day management of the Fund’s assets allocated to the Fund’s Event Risk Management strategy and of the Fund’s cash and short-term instruments. (The management agreement and sub-advisory agreements are collectively referred to as the “Agreements.”) The Manager and the Sub-Advisers are wholly-owned subsidiaries of Legg Mason, Inc. The Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)) of the Funds were assisted in their review by Fund counsel and independent legal counsel and met with independent legal counsel in executive sessions separate from representatives of the Manager and the Sub-Advisers. The Independent Trustees requested and received information from the Manager and the Sub-Advisers they deemed reasonably necessary for their review of the Agreements and the performance of the Manager and the Sub-Advisers. Included was information about the Manager, the Sub-Advisers and the Funds’ distributor, as well as the management, sub-advisory and distribution arrangements for each Fund and other funds overseen by the Board. This information was initially reviewed by a special committee of the Independent Trustees and then by the full Board.

In voting to approve the Agreements, as to each Fund, the Independent Trustees considered whether the approval of the Agreements would be in the best interests of the Fund and its shareholders, an evaluation based on several factors including those discussed below.

Nature, extent and quality of the services provided to the funds under the management agreement and sub-advisory agreements

As to each Fund, the Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Sub-Advisers under the Management Agreement and Sub-Advisory Agreements, respectively, during the past year. The Trustees also considered the Manager’s supervisory activities over the Sub-Advisers. In addition, the Independent Trustees received and considered other information regarding the administrative and other services rendered to the Fund and its shareholders by the Manager. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Sub-Advisers and the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Sub-Advisers took into account the Board’s knowledge and familiarity gained as Trustees of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Sub-Advisers and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Fund’s compliance programs. The Board reviewed information received from the Manager and the Fund’s Chief Compliance Officer regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended.

The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board considered the degree to which the Manager implemented organizational changes to improve investment results and the services provided to the Legg Mason fund complex. The Board also considered,

140	Legg Mason Target Retirement Series

Board approval of management and subadvisory agreements (cont’d)

based on its knowledge of the Manager and the Manager’s affiliates, the financial resources available to the Manager’s parent organization, Legg Mason, Inc.

The Board also considered the division of responsibilities among the Manager and the Sub-Advisers and the oversight provided by the Manager. The Board also considered the Manager’s and LMGAA’s brokerage policies and practices, the standards applied in seeking best execution, their policies and practices regarding soft dollars, and the existence of quality controls applicable to brokerage allocation procedures. In addition, management also reported to the Board on, among other things, its business plans, recent organizational changes, portfolio manager compensation plan and policy regarding portfolio managers’ ownership of fund shares.

The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the respective Agreement by the Manager and the Sub-Advisers.

Fund performance

As to each Fund, the Board received and reviewed performance information for the Fund and for all retail and institutional mixed-asset target funds with the same target date as the particular Fund or, for Legg Mason Target Retirement Fund, mixed-asset target allocation conservative funds (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data. The Board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in the Performance Universe. The Trustees noted that they also had received and discussed with management information at periodic intervals comparing the Fund’s performance to that of its benchmark index. The information comparing the Fund’s performance to that of its Performance Universe was for the one-year period ended June 30, 2011. Legg Mason Target Retirement 2015, Legg Mason Target Retirement 2020, Legg Mason Target Retirement 2040 and Legg Mason Target Retirement Fund performed better than the median for such period, and Legg Mason Target Retirement 2025, Legg Mason Target Retirement 2030, Legg Mason Target Retirement 2035, Legg Mason Target Retirement 2045 and Legg Mason Target Retirement 2050 performed below the median for such period. The Board also reviewed performance information provided by the Manager for periods ended September 30, 2011, which showed that each Fund’s performance was competitive compared to the Lipper category average during the third quarter. The Trustees then discussed with representatives of management the portfolio management strategy of the Funds’ portfolio managers. The Trustees noted that the Manager and LMGAA were committed to providing the resources necessary to assist the Funds’ portfolio managers and continue to improve Fund performance. Based on its review, the Board generally was satisfied with each Fund’s performance and management’s efforts to continue to improve performance going forward. The Board determined to continue to evaluate the Funds’ performance and directed the Independent Trustees’ performance committee to continue to periodically review Fund performance with the Manager and report to the full Board during periods between Board meetings.

Management fees and expense ratios

As to each Fund, the Board reviewed and considered, the contractual management fee (the “Contractual Management Fee”) payable by the Fund to the Manager in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Sub-Advisers, respectively. The Board noted that each Fund bears indirectly its pro rata share of the expenses of the underlying funds in which it invests, including management fees payable by such underlying funds to the Manager or its affiliates. The Board also noted that the Manager, and not the Fund, pays the sub-advisory fees to the Sub-Advisers and, accordingly, that the retention of the Sub-Advisers does not increase the fees and expenses incurred by the Fund. In addition, because of the Manager’s fee waiver and/or expense reimbursement arrangement in effect for the Fund, the Board also reviewed and considered the actual management fee rate (after taking into account waivers and reimbursements) (“Actual Management Fee”).

The Board also reviewed information regarding the fees the Manager and LMGAA charged any of their U.S. clients investing primarily in an asset class similar to that of the respective Fund including, where applicable, institutional separate and commingled accounts and retail managed accounts. The Manager

Legg Mason Target Retirement Series	141

reviewed with the Board the significant differences in the scope of services provided to the Funds and to such other clients, noting that the Funds are provided with regulatory compliance and administrative services, office facilities and Fund officers (including the Funds’ chief financial, chief legal and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Funds by other fund service providers, including the Sub-Advisers. The Board considered the fee comparisons in light of the scope of services required to manage these different types of accounts.

The Board received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes. Management also discussed with the Board the Funds’ distribution arrangements, including how amounts received by the Funds’ distributor are expended, and the fees received and expenses incurred in connection with such arrangements by affiliates of the Manager.

Additionally, the Board received and considered information comparing each Fund’s Contractual Management Fee and Actual Management Fee and the Fund’s overall expense ratio with those of a group of retail front-end load passively managed affiliated mixed-asset target funds with the same target date as the particular Fund or, for Legg Mason Target Retirement Fund, mixed-asset target allocation conservative funds selected by Lipper as comparable to the particular Fund (the “Expense Group”), and a broader group of funds selected by Lipper consisting of all retail front-end load passively managed affiliated mixed-asset target funds with the same target date as the particular Fund or, for Legg Mason Target Retirement Fund, mixed-asset target allocation conservative funds (the “Expense Universe”). This information showed that each Fund’s Contractual Management Fee and Actual Management Fee were lower than the median of management fees paid by the funds in the Fund’s Expense Group and lower than the average management fee paid by the funds in the Fund’s Expense Universe. This information also showed that each Fund’s total expense ratio was lower than the total expense ratios of the funds in the Fund’s Expense Group and lower than the average total expense ratio of the funds in the Fund’s Expense Universe. The Trustees noted the Manager’s fee waiver and/or expense reimbursement arrangement.

Manager profitability

The Board received and considered a profitability analysis of the Manager and its affiliates in providing services to the Funds. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data as well as a report from an outside consultant that had reviewed the Manager’s methodology. The Board also noted the profitability percentage ranges determined by appropriate court cases to be reasonable given the services rendered to investment companies. As to each Fund, the Board determined that the Manager’s profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.

Economies of scale

As to each Fund, the Board received and considered information regarding whether there have been economies of scale with respect to the management of the Fund as the Fund’s assets grow, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders.

As to each Fund, the Board also noted that to the extent the Fund’s assets increase over time, the Fund and its shareholders should realize economies of scale as certain expenses, such as fixed fund fees, become a smaller percentage of overall assets. The Board noted that it appeared that the benefits of any economies of scale also would be appropriately shared with shareholders through increased investment in fund management and administration resources.

Taking all of the above into consideration, the Board determined that, as to each Fund, the management fee was reasonable in light of the comparative performance and expense information and the nature, extent and quality of the services provided to the Fund under the Agreements.

142	Legg Mason Target Retirement Series

Board approval of management and subadvisory agreements (cont’d)

Other benefits to the manager

As to each Fund, the Board considered other benefits received by the Manager and its affiliates, including the Sub-Advisers, as a result of the Manager’s relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Funds and the Manager’s ongoing commitment to each Fund, the profits and other ancillary benefits that the Manager and its affiliates received were considered reasonable.

As to each Fund, based on their discussions and considerations, including those described above, the Trustees approved the Management Agreement and the Sub-Advisory Agreements to continue for another year.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreements for each Fund.

Legg Mason Target Retirement Series	143

Additional information (unaudited)

Information about Trustees and Officers

The business and affairs of Legg Mason Target Retirement Series (the ”Funds”) are conducted by management under the supervision and subject to the direction of its Board of Trustees. The business address of each Trustee is c/o R. Jay Gerken, 620 Eighth Avenue, New York, New York 10018. Information pertaining to the Trustees and officers of the Funds is set forth below.

The Statement of Additional Information includes additional information about Trustees and is available, without charge, upon request by calling the Funds at 1-877-721-1926.

Independent Trustees†:

Paul R. Ades
Year of birth	1940
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1983
Principal occupation(s) during past five years	Paul R. Ades, PLLC (law firm) (since 2000)
Number of funds in fund complex overseen by Trustee	49
Other board memberships held by Trustee during past five years	None

Andrew L. Breech
Year of birth	1952
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1991
Principal occupation(s) during past five years	President, Dealer Operating Control Service, Inc. (automotive retail management) (since 1985)
Number of funds in fund complex overseen by Trustee	49
Other board memberships held by Trustee during past five years	None

Dwight B. Crane
Year of birth	1937
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1981
Principal occupation(s) during past five years	Professor Emeritus, Harvard Business School (since 2007); formerly, Professor, Harvard Business School (1969 to 2007); Independent Consultant (since 1969)
Number of funds in fund complex overseen by Trustee	49
Other board memberships held by Trustee during past five years	None

Frank G. Hubbard

Year of birth	1937
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1993
Principal occupation(s) during past five years	President, Avatar International Inc. (business development) (since 1998)
Number of funds in fund complex overseen by Trustee	49
Other board memberships held by Trustee during past five years	None

144	Legg Mason Target Retirement Series

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Independent Trustees cont’d

Howard J. Johnson

Year of birth	1938
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	From 1981 to 1998 and since 2000
Principal occupation(s) during past five years	Chief Executive Officer, Genesis Imaging LLC (technology company) (since 2003)
Number of funds in fund complex overseen by Trustee	49
Other board memberships held by Trustee during past five years	None

Jerome H. Miller

Year of birth	1938
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1995
Principal occupation(s) during past five years	Retired
Number of funds in fund complex overseen by Trustee	49
Other board memberships held by Trustee during past five years	None

Ken Miller

Year of birth	1942
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1983
Principal occupation(s) during past five years	President, Young Stuff Apparel Group, Inc. (apparel manufacturer), division of Li & Fung (since 1963)
Number of funds in fund complex overseen by Trustee	49
Other board memberships held by Trustee during past five years	None

John J. Murphy

Year of birth	1944
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 2002
Principal occupation(s) during past five years	Founder and Senior Principal, Murphy Capital Management (investment management) (since 1983)
Number of funds in fund complex overseen by Trustee	49
Other board memberships held by Trustee during past five years	Trustee, UBS Funds (52 funds) (since 2008); Trustee, Consulting Group Capital Markets Funds (11 funds) (since 2002); formerly, Director, Nicholas Applegate Institutional Funds (12 funds) (2005 to 2010); formerly, Director, Atlantic Stewardship Bank (2004 to 2005); formerly, Director, Barclays International Funds Group Ltd. and affiliated companies (1983 to 2003)

Thomas F. Schlafly

Year of birth	1948
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1983
Principal occupation(s) during past five years	President, The Saint Louis Brewery, Inc. (brewery) (since 1989); Partner, Thompson Coburn LLP (law firm) (since 2009); formerly, Of Counsel, Husch Blackwell Sanders LLP (law firm) and its predecessor firms (1984 to 2009)
Number of funds in fund complex overseen by Trustee	49
Other board memberships held by Trustee during past five years	Director, Citizens National Bank of Greater St. Louis (since 2006)

Legg Mason Target Retirement Series	145

Independent Trustees cont’d

Jerry A. Viscione

Year of birth	1944
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1993
Principal occupation(s) during past five years	Retired
Number of funds in fund complex overseen by Trustee	49
Other board memberships held by Trustee during past five years	None
Interested Trustee and Officer:

R. Jay Gerken[3]

Year of birth	1951
Position(s) with Trust	Trustee, President, Chairman and Chief Executive Officer
Term of office[1] and length of time served[2]	Since 2002
Principal occupation(s) during past five years	Managing Director of Legg Mason & Co., LLC (“Legg Mason & Co.”) (since 2005); Officer and Trustee/Director of 162 funds associated with Legg Mason Partners Fund Advisor, LLC (“LMPFA”) or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006); President and Chief Executive Officer (“CEO”) of LMPFA (since 2006); President and CEO of Smith Barney Fund Management LLC (“SBFM”) (formerly a registered investment adviser) (since 2002)
Number of funds in fund complex overseen by Trustee	162
Other board memberships held by Trustee during past five years	None
Additional Officers

Ted P. Becker Legg Mason 620 Eighth Avenue, New York, NY 10018

Year of birth	1951
Position(s) with Trust	Chief Compliance Officer
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Director of Global Compliance at Legg Mason (since 2006); Chief Compliance Officer of LMPFA (since 2006); Managing Director of Compliance of Legg Mason & Co. (since 2005); Chief Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006)

Vanessa A. Williams Legg Mason 100 First Stamford Place, Stamford, CT 06902

Year of birth	1979
Position(s) with Trust	Chief Anti-Money Laundering Compliance Officer and Identity Theft Prevention Officer
Term of office[1] and length of time served[2]	Since 2011
Principal occupation(s) during past five years	Identity Theft Prevention Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2011); Chief Anti-Money Laundering Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2011); formerly, Assistant Vice President and Senior Compliance Officer of Legg Mason & Co. (2008 to 2011); formerly, Compliance Analyst of Legg Mason & Co. (2006 to 2008) and Legg Mason & Co. predecessors (prior to 2006)

146	Legg Mason Target Retirement Series

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Additional Officers cont’d

Robert I. Frenkel Legg Mason 100 First Stamford Place, Stamford, CT 06902

Year of birth	1954
Position(s) with Trust	Secretary and Chief Legal Officer
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Vice President and Deputy General Counsel of Legg Mason (since 2006); Managing Director and General Counsel of Global Mutual Funds for Legg Mason & Co. (since 2006) and Legg Mason & Co. predecessors (since 1994); Secretary and Chief Legal Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006)

Thomas C. Mandia Legg Mason 100 First Stamford Place, Stamford, CT 06902

Year of birth	1962
Position(s) with Trust	Assistant Secretary
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Managing Director and Deputy General Counsel of Legg Mason & Co. (since 2005) and Legg Mason & Co. predecessors (prior to 2005); Secretary of LMPFA (since 2006); Assistant Secretary of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006); Secretary to SBFM (since 2002)

Richard F. Sennett Legg Mason 55 Water Street, New York, NY 10041

Year of birth	1970
Position(s) with Trust	Principal Financial Officer
Term of office[1] and length of time served[2]	Since 2011
Principal occupation(s) during past five years	Principal Financial Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2011); Managing Director of Legg Mason & Co. and Senior Manager of the Treasury Policy group for Legg Mason & Co.’s Global Fiduciary Platform (since 2011); formerly, Chief Accountant within the SEC’s Division of Investment Management (2007 to 2011); formerly, Assistant Chief Accountant within the SEC’s Division of Investment Management (2002 to 2007)

Albert Laskaj Legg Mason 55 Water Street, New York, NY 10041

Year of birth	1977
Position(s) with Trust	Treasurer
Term of office[1] and length of time served[2]	Since 2010
Principal occupation(s) during past five years	Vice President of Legg Mason & Co. (since 2008); Treasurer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2010); formerly, Controller of certain mutual funds associated with Legg Mason & Co. or its affiliates (prior to 2010); formerly, Assistant Controller of certain mutual funds associated with Legg Mason & Co. or its affiliates (prior to 2007); formerly, Accounting Manager of certain mutual funds associated with Legg Mason & Co. predecessors (prior to 2005)

Legg Mason Target Retirement Series	147

Additional Officers cont’d

Jeanne M. Kelly Legg Mason 620 Eighth Avenue, New York, NY 10018

Year of birth	1951
Position(s) with Trust	Senior Vice President
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Senior Vice President of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2007); Senior Vice President of LMPFA (since 2006); Managing Director of Legg Mason & Co. (since 2005) and Legg Mason & Co. predecessors (prior to 2005)

†	Trustees who are not “interested persons” of the Funds within the meaning of Section 2(a)(19) of the 1940 Act.

[1]	Each Trustee and officer serves until his or her respective successor has been duly elected and qualified or until his or her earlier death, resignation, retirement or removal.

[2]	Indicates the earliest year in which the Trustee became a board member for a fund in the Legg Mason fund complex or the officer took such office.

[3]	Mr. Gerken is an “interested person” of the Funds, as defined in the 1940 Act, because of his position with LMPFA and/or certain of its affiliates.

148	Legg Mason Target Retirement Series

Important tax information (unaudited)

The following information is provided with respect to the distributions paid during the taxable year ended January 31, 2012:

	Retirement 2015		Retirement 2020
Record date:	6/14/2011	12/28/2011	6/14/2011	12/28/2011
Payable date:	6/15/2011	12/29/2011	6/15/2011	12/29/2011
Ordinary income:
Qualified dividend income for individuals	95.22%	67.82%	89.76%	63.71%
Dividends qualifying for the dividends
received deduction for corporations	9.35%	21.04%	7.45%	22.53%
Interest from federal obligations	5.38%	5.38%	5.57%	5.57%

	Retirement 2025		Retirement 2030
Record date:	6/14/2011	12/28/2011	6/14/2011	12/28/2011
Payable date:	6/15/2011	12/29/2011	6/15/2011	12/29/2011
Ordinary income:
Qualified dividend income for individuals	95.21%	74.34%	98.24%	80.70%
Dividends qualifying for the dividends
received deduction for corporations	9.79%	28.91%	29.26%	34.26%
Interest from federal obligations	4.16%	4.16%	2.41%	2.41%

	Retirement 2035		Retirement 2040
Record date:	6/14/2011	12/28/2011	6/14/2011	12/28/2011
Payable date:	6/15/2011	12/29/2011	6/15/2011	12/29/2011
Ordinary income:
Qualified dividend income for individuals	98.54%	94.28%	100.00%	100.00%
Dividends qualifying for the dividends
received deduction for corporations	41.31%	44.16%	68.34%	56.80%

	Retirement 2045		Retirement 2050
Record date:	6/14/2011	12/28/2011	6/14/2011	12/28/2011
Payable date:	6/15/2011	12/29/2011	6/15/2011	12/29/2011
Ordinary income:
Qualified dividend income for individuals	100.00%	100.00%	100.00%	100.00%
Dividends qualifying for the dividends
received deduction for corporations	52.83%	58.21%	61.00%	61.86%

	Retirement Fund
Record date:	6/14/2011	12/28/2011
Payable date:	6/15/2011	12/29/2011
Ordinary income:
Qualified dividend income for individuals	34.22%	23.00%
Dividends qualifying for the dividends
received deduction for corporations	1.88%	6.44%
Interest from federal obligations	5.65%	5.65%

The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. We recommend that you consult with your tax adviser to determine if any portion of the dividends you received is exempt from state income taxes.

Please retain this information for your records.

Legg Mason

Target Retirement Series

Trustees

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

R. Jay Gerken

Chairman

Frank G. Hubbard

Howard J. Johnson

Jerome H. Miller

Ken Miller

John J. Murphy

Thomas F. Schlafly

Jerry A. Viscione

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

Legg Mason Global Asset Allocation, LLC

Western Asset Management Company

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

Boston Financial Data Services, Inc. 2000 Crown Colony Drive

Quincy, MA 02169

Independent registered public accounting firm

KPMG LLP 345 Park Avenue

New York, NY 10154

Legg Mason Target Retirement Series

Legg Mason Target Retirement 2015

Legg Mason Target Retirement 2020

Legg Mason Target Retirement 2025

Legg Mason Target Retirement 2030

Legg Mason Target Retirement 2035

Legg Mason Target Retirement 2040

Legg Mason Target Retirement 2045

Legg Mason Target Retirement 2050

Legg Mason Target Retirement Fund

The Funds are separate investment series of Legg Mason Partners Equity Trust, a Maryland statutory trust.

Legg Mason Target Retirement Series

Legg Mason Funds

55 Water Street

New York, NY 10041

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on the Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Funds at 1-877-721-1926.

Information on how the Funds voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio transactions are available (1) without charge, upon request, by calling the Funds at 1-877-721-1926, (2) on the Funds’ website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason Target Retirement Series. This report is not authorized for distribution to prospective investors in Legg Mason Target Retirement Series unless preceded or accompanied by a current prospectus.

Investors should consider each Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Funds. Please read the prospectus carefully before you invest.

www.leggmason.com/individualinvestors

©2012 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain other closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

NOT PART OF THE ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

Revised April 2011

NOT PART OF THE ANNUAL REPORT

www.leggmason.com/individualinvestors

©2012 Legg Mason Investor Services, LLC Member FINRA, SIPC

FDXX011674 3/12 SR12-1613

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Jerry A. Viscione possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Mr. Viscione as the Audit Committee’s financial expert. Mr. Viscione is an “independent” Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending January 31, 2011 and January 31, 2012 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $358,200 in 2011 and $356,300 in 2012.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Period for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $4,500 in 2011 and $9,500 in 2012.

In addition, there were no Audit-Related Fees billed in the Reporting Period for assurance and related services by the Auditor to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Legg Mason Partners Equity Trust (“service affiliates”), that were reasonably related to the performance of the annual audit of the service affiliates. Accordingly, there were no such fees that required pre-approval by the Audit Committee for the Reporting Period.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $102,000 in 2011 and $103,600 in 2012. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. There were no other fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) for the Item 4 for the Legg Mason Partners Equity Trust.

All Other Fees. There were no other non-audit services rendered by the Auditor to Legg Mason Partners Fund Advisors, LLC (“LMPFA”), and any entity controlling, controlled by or under common control with LMPFA that provided ongoing services to Legg Mason Partners Equity Trust requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation
S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by LMPFA or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) For the Legg Mason Partners Equity Trust, the percentage of fees that were approved by the audit committee, with respect to: Audit-Related Fees were 100% and 100% for January 31, 2011 and January 31, 2012; Tax Fees were 100% and 100% for January 31, 2011 and January 31, 2012; and Other Fees were 100% and 100% for January 31, 2011 and January 31, 2012.

(f) N/A

(g) Non-audit fees billed by the Auditor for services rendered to Legg Mason Partners Equity Trust, LMPFA and any entity controlling, controlled by, or under common control with LMPFA that provides ongoing services to Legg Mason Partners Equity Trust during the reporting period were $0 in 2012.

(h) Yes. Legg Mason Partners Equity Trust’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant’s independence. All services provided by the Auditor to the Legg Mason Partners Equity Trust or to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

a)	The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

Frank G. Hubbard

Howard J. Johnson

Jerome H. Miller

Ken Miller

John J. Murphy

Thomas F. Schlafly

Jerry A. Viscione

b)	Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Equity Trust

Date:	March 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Equity Trust

Date:	March 27, 2012

By:	/s/ Richard F. Sennett
(Richard F. Sennett)
Principal Financial Officer of
Legg Mason Partners Equity Trust

Date:	March 27, 2012